UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08035
                                                     ---------
                              AFBA 5Star Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            909 N. Washington Street
                              Alexandria, VA 22314
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Kimberley E. Wooding
                            909 N. Washington Street
                              Alexandria, VA 22314
               --------------------------------------------------
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 703-299-5794

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2005
                                            ------------------

Item 1. Reports to Stockholders.


                     AFBA 5STAR FUND, INC. SEMI-ANNUAL REPORT

SEPTEMBER 30, 2005 (UNAUDITED)

[LOGO OMITTED]

This report has been prepared for the general information of AFBA 5Star Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are offered primarily for institutional investors as well as to members, eligible members and employees of AFBA, the 5Star Association and its affiliated companies. Shares of AFBA 5Star Fund, Inc. are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

MESSAGE
TO OUR SHAREHOLDERS

Dear Shareholder:

Thank you for your continued investments in the AFBA 5Star Funds. I am very pleased to present the Semi-Annual Report for the Funds as of September 30, 2005.

It was a very unusual and historic 3rd quarter. The relatively smooth 2005 business cycle was sharply interrupted by two of the costliest hurricanes ever to strike the United States. As a direct result, the U.S. economy lost 35,000 jobs in September. After gaining an average of 194,000 jobs per month in the 12 months prior to September, Hurricanes Katrina and Rita dampened, temporarily, the entire national employment picture.Without these two hurricane events it is clear that job growth would have kept pace with prior months.

The unemployment rate had fallen to 4.9 percent in August, the lowest level in four years. The rate then rose to 5.1 percent in September - most likely the worst we will see for the year.

Most diversified stock funds posted solid gains in the third quarter. The average U.S. stock fund gained 4.7%. Small-growth portfolios led the way with a 5.7% increase while mid-cap blends gained 5.1%. Over the 12 months through September, the average domestic stock fund rose by 16.5 percent.

The fourth quarter started off in a similar way to the end of the third quarter. Manufacturing has been gaining as are factory orders and construction spending. The service sector growth rates have eased somewhat while chain store sales seem to be mixed. The U.S. gross domestic product is expected to be just over 3%, somewhat lower than the pre-hurricane projections. New home sales are off, but home re-sales - a much larger market - are up. While home prices continue to increase, consumer confidence is down.

Inflation is likely to creep up as a result of increases in energy prices, but the economy is very resilient and increases should be modest.

For the rest of this year and into 2006, we believe the stock market outlook is quite positive. Today, it is more important than ever to be an investor and not a trader. Pick quality portfolios, such as the AFBA 5 Star Funds, and invest for the long term. Those traders with short-term time horizons who "buy with the bulls" and "sell with the bears" seldom fare well. Invest in quality for the long term.

The investment management approach at AFBA 5Star Funds is a disciplined process with highly experienced analysts focusing on long-term trends and business fundamentals. Because our focus is on corporate and management quality, we are long-term investors with a very low annual turnover of portfolio holdings.

Sincerely,

/S/ JOHN A. JOHNSON

John A. (Al) Johnson
President, AFBA 5Star Funds

PORTFOLIO
MANAGEMENT REVIEW

DEAR VALUED SHAREHOLDERS:

Generally speaking, the last six months proved to be a good period for the equity markets, and our funds posted positive returns across the board. The market's resilience is fundamentally pinned to the underlying earnings growth in corporate America, which has remained strong despite much higher energy prices. As we move into November, investor concern is turning from hurricane-related economic exposure to whether consumer spending will "weather" the holiday spending season, given the anticipated rise in home heating costs and rising interest rates.

Uncertainty is the market's stock in trade, however, and we believe the underlying fundamentals of the economy are sound. We have been pleased with the earnings of the companies in the funds over the last six months, and we believe the overall stock market is looking attractively valued and that stock performance will be led by corporate fundamentals.

AFBA 5STAR BALANCED FUND (I CLASS) continued to perform well, posting a positive return of 5.79% over the prior six months versus the Lipper Balanced Funds Index, which posted gains of 4.77% over the same period. Energy sector holdings were a primary contributor to performance, including Marathon Oil Corp. (2.4% of fund assets) and ConocoPhillips (3.0% of fund assets). More attractive corporate bond prices and yields allowed us to make some selective bond purchases this period, buying when opportunities presented themselves. Our fund is managed to provide consistent increasing income plus capital appreciation. On the equity side, the fund looks for companies that increase their dividends, buying companies that have good cash flows, stock repurchases and rising earnings. On the fixed income side, the fund invests in convertible bonds, convertible preferred and high-yield bonds.

AFBA 5STAR LARGE CAP FUND (I CLASS) was up 2.65% during the six-month period ending in September. The fund's benchmark, the S&P 500 Index, was up 5.02% over the same period. The primary differential in returns can be attributed to the fund's underweighting in the energy sector. The fund had some notable performers within the technology and financial sectors during the period, including: Texas Instruments (2.0% of fund assets), Northern Trust (3.6% of fund assets), and Principal Financial Group (2.0% of fund assets). Aside from being underweight in the energy sector, consumer spending related holdings also held the fund back during the period.

AFBA 5STAR HIGH YIELD FUND (I CLASS) was up 1.47% over the last half year. Over the same period the Merrill Lynch High Yield Bond Index was up 3.57%, and the Lipper High Yield Funds Index was up 3.43%. We feel that the underlying economy in general is strong and that the Federal Reserve is not yet finished raising short-term rates as it continues to fight inflation. We have held a relatively high cash position in the Fund for almost a year because we believed that yields on high yield bonds were not 'high' enough in view of the risk/rewards normally associated with such bonds. However, toward the end of the semi-annual period, the risk characteristics in the high yield bond market began to improve and we were able to move closer to our goal of being fully invested. We anticipate decreasing our equity holdings, and continuing to invest to increase our corporate bond holdings. With a heavier bond exposure, the yield on the fund should be increasing. We thank you for sticking with us through this time of low interest rates and relatively higher cash holdings.

AFBA 5STAR USA GLOBAL FUND (I CLASS) was up 8.57% during the last six months. The Fund's benchmark, the S&P 500 Index, was up 5.02% over the same period. The relative strength in the fund can be attributed to its healthy weightings in technology and healthcare, despite being underweight in the very strong energy sector. Notable performers include Mentor Corporation (2.6% of fund assets), Motorola Inc. (1.8% of fund assets) and Millipore Corp. (2.8% of fund assets). Like all the companies in this fund, these generate a substantial portion of their business outside of the United States.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND (I CLASS) was up 12.08% over the last six months. The Lipper Science & Technology Funds Index was up 10.95% over the same period and the S&P 500 Index returned 5.02%. We continually reposition the fund to take advantage of opportunities presented in these relatively dynamic sectors. We increased the fund's weighting in technology holdings as technology stocks lagged early in the year, and we began to find better bargains in the tech sector versus the healthcare sector. Standout performers, as with some of our other funds, included Amylin Pharmaceuticals (2.9% of fund assets) ADTRAN Inc. (1.8% of fund assets), and Mentor Corporation (1.8% of fund assets).

AFBA 5STAR SMALL CAP FUND (I CLASS) was up 5.33% over the last six months ending in September. This compares to the S&P 600 Small Cap Index which was up approximately 9.53% over the same period. The Lipper Small Cap Funds Index returned 8.61% during the same period. Despite being underweight in the energy sector, much of the fund's positive performance over this short time period can be traced to our allocations in healthcare and technology stocks. Several stocks were standout performers during the quarter including Amylin Pharmaceuticals (2.9% of fund assets), ADTRAN Inc. (2.1% of fund assets), and Mentor Corporation (2.4% of fund assets). Given the rising cost of energy and worries of a slowdown in consumer spending, some of our holdings in the consumer discretionary sector held performance back.

AFBA 5STAR MID CAP FUND (I CLASS) was up 10.13% over the last six months. The fund's benchmark, the S&P 400 MidCap Index 400, was up 9.35% over the same period. The outperformance over this relatively short period can be traced primarily to our technology and healthcare stocks. Several stocks were standout performers: Sandisk (1.8% of fund assets), Garmin (1.7% of fund assets), and Iron Mountain (2.0% of fund assets). Iron Mountain is well-positioned to benefit from the ever growing requirement for data storage and information management. We had no exposure in the energy sector - a sector that has performed admirably of late. Given the uncertainty that the market is forecasting for consumer spending, holdings within the consumer discretionary sector were laggards in the portfolio.

Thank you for your investments and confidence in the AFBA Funds.

Sincerely,

/S/ JOHN C. KORNITZER         /S/ KENT W. GASAWAY

John C. Kornitzer             Kent W. Gasaway, CFA
President                     Senior Vice President
Kornitzer Capital Management  Kornitzer Capital Management


/S/ ROBERT MALE               /S/ GRANT SARRIS

Robert Male, CFA              Grant Sarris, CFA
Senior Vice President         Senior Vice President
Kornitzer Capital Management  Kornitzer Capital Management

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

                                  INVESTMENT RESULTS - ANNUAL TOTAL RETURN AS OF 9/30/05

                             INCEPTION      ONE YEAR        THREE YEARS     FIVE YEARS          SINCE     LIFE OF FUND
AFBA 5STAR FUND                DATE       ENDED 9/30/05   ENDED 9/30/05*  ENDED 9/30/05*     INCEPTION*    CUMULATIVE*
---------------------------------------------------------------------------------------------------------------------------
BALANCED
     Class I                  6/3/97         11.81%               17.63%        5.48%               6.75%         72.29%
     Class A                 9/24/01          5.53%               15.18%         N/A                9.50%         44.00%
     Class B                 9/24/01          5.98%               15.68%         N/A                9.69%         44.97%
     Class C                 9/24/01          9.77%               16.46%         N/A               10.10%         47.15%
     Class R                 2/17/04         11.30%                N/A           N/A                9.57%         15.95%
LARGE CAP
     Class I                  6/3/97         10.01%               15.53%       (2.55%)              4.01%         38.69%
     Class A                 9/24/01          3.68%               13.12%         N/A                3.86%         16.43%
     Class B                 9/24/01          4.17%               13.55%         N/A                4.01%         17.12%
     Class C                 9/24/01          8.01%               14.37%         N/A                4.53%         19.47%
     Class R                 2/17/04          9.48%                N/A           N/A               (0.05%)        (0.08%)
HIGH YIELD
     Class I                  6/3/97          2.50%               10.49%        7.68%               5.82%         60.20%
     Class A                 9/24/01         (1.44%)               8.83%         N/A                6.71%         29.78%
     Class B                 9/24/01         (2.33%)               8.54%         N/A                6.52%         28.87%
     Class C                 9/24/01          0.53%                9.39%         N/A                6.92%         30.85%
     Class R                 2/17/04          1.99%                N/A           N/A                2.39%          3.90%
USA GLOBAL
     Class I                  6/3/97         11.21%               18.25%       (0.47%)              5.77%         59.56%
     Class A                 9/24/01          4.73%               15.73%         N/A                6.34%         27.99%
     Class B                 9/24/01          5.31%               16.31%         N/A                6.58%         29.19%
     Class C                 9/24/01          9.05%               17.09%         N/A                7.06%         31.53%
     Class R                 2/17/04         10.55%                N/A           N/A                2.02%          3.29%
SCIENCE & TECHNOLOGY
     Class I                10/12/01         14.31%               31.43%         N/A                7.18%         31.68%
     Class A                10/12/01          7.66%               28.67%         N/A                5.41%         23.23%
     Class B                10/12/01          8.45%               29.55%         N/A                5.66%         24.42%
     Class C                10/12/01         12.20%               30.19%         N/A                6.14%         26.67%
     Class R                 2/17/04         13.75%                N/A           N/A                3.32%          5.43%
SMALL CAP
     Class I                10/15/01         13.89%               24.92%         N/A               13.64%         65.88%
     Class A                10/15/01          7.32%               22.28%         N/A               11.74%         55.18%
     Class B                10/15/01          7.91%               22.96%         N/A               12.11%         57.22%
     Class C                10/15/01         11.73%               23.70%         N/A               12.53%         59.57%
     Class R                 2/17/04         13.34%                N/A           N/A                6.58%         10.87%
MID CAP
     Class I                  5/1/02         21.80%               24.68%         N/A               11.31%         44.21%
     Class A                  5/1/02         14.86%               22.11%         N/A                9.24%         35.27%
     Class B                  5/1/02         15.94%               22.73%         N/A                9.69%         37.15%
     Class C                  5/1/02         19.69%               23.45%         N/A               10.21%         39.40%
     Class R                 2/17/04         21.12%                N/A           N/A                9.42%         15.70%

* THREE YEAR, FIVE YEAR AND SINCE INCEPTION RETURNS ARE ANNUALIZED FOR PERIODS GREATER THAN ONE YEAR, CUMULATIVE RETURN IS NOT ANNUALIZED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. RETURNS CURRENT TO THE MOST RECENT MONTH-END ARE AVAILABLE AT WWW.AFBAFUNDS.COM. PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS PERFORMANCE WOULD HAVE BEEN LOWER. THE PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. ALL INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

PERFORMANCE INFORMATION IS RESTATED TO REFLECT THE CURRENT MAXIMUM FRONT-END SALES CHARGE (IN THE CASE OF CLASS A SHARES) OR THE MAXIMUM DEFERRED SALES CHARGE (IN THE CASE OF CLASS B AND C SHARES), AND ASSUMES THE REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. THE MAXIMUM FRONT-END SALES CHARGES FOR CLASS A SHARES AS FOLLOWS: AFBA 5STAR BALANCED FUND, AFBA 5STAR LARGE CAP FUND, AFBA 5STAR USA GLOBAL FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND AND AFBA 5STAR SMALL CAP FUND AND AFBA 5STAR MID CAP FUND - 5.50%: AFBA 5STAR HIGH YIELD FUND - 3.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES ARE AS
FOLLOWS: AFBA 5STAR BALANCED FUND, AFBA 5STAR LARGE CAP FUND, AFBA 5STAR USA GLOBAL FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND, AFBA 5STAR SMALL CAP FUND AND AFBA 5STAR MID CAP FUND - 4.75%: AFBA 5STAR HIGH YIELD FUND - 4.00%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES ALL THE PORTFOLIOS IS 1.00%.

AFBA 5STAR BALANCED FUND - CLASS I SHARES VERSUS
S&P 500 INDEX(1)  AND LIPPER BALANCED FUNDS INDEX(2)

                                                        6/3/97*          3/31/98          3/31/99       3/31/00        3/31/01
AFBA 5Star Balanced Fund - Class I                       10,000           11,676           10,913        12,811         12,685
S&P 500 Index                                            10,000           13,162           15,595        18,395         14,412
Lipper Balanced Fund Index                               10,000           12,051           13,059        14,424         13,627

                                                          3/31/02        3/31/03        3/31/04         3/31/05          9/30/05
AFBA 5Star Balanced Fund - Class I                         13,609         11,335         14,676          16,286           17,229
S&P 500 Index                                              14,448         10,873         14,689          15,669           16,456
Lipper Balanced Fund Index                                 13,964         12,168         15,221          15,995           16,758

*INCEPTION


AFBA 5STAR LARGE CAP FUND - CLASS I SHARES
VERSUS S&P 500 INDEX(1)

                                                        6/3/97*          3/31/98          3/31/99       3/31/00        3/31/01
AFBA 5Star Large Cap Fund - Class I                      10,000           11,892           11,723        15,031         13,533
S&P 500 Index                                            10,000           13,162           15,595        18,395         14,412

AFBA 5STAR LARGE CAP FUND - CLASS I SHARES
VERSUS S&P 500 INDEX(1)

                                                        3/31/02        3/31/03        3/31/04         3/31/05          9/30/05
AFBA 5Star Large Cap Fund - Class I                      13,787          9,481         13,318          13,511           13,869
S&P 500 Index                                            14,448         10,873         14,689          15,669           16,456

*INCEPTION


AFBA 5STAR HIGH YIELD FUND - CLASS I SHARES
VERSUS MERRILL LYNCH HIGH YIELD BOND INDEX(3)
AND LIPPER HIGH YIELD FUNDS INDEX(4)

                                                        6/3/97*          3/31/98          3/31/99       3/31/00        3/31/01
AFBA 5Star High Yield Fund - Class I                     10,000           10,948           10,023        10,452         11,862
Merrill Lynch High Yield Bond Index                      10,000           11,123           11,340        11,189         11,646
Lipper High Yield Fund Index                             10,000           11,361           11,221        11,221         10,639

AFBA 5STAR HIGH YIELD FUND - CLASS I SHARES
VERSUS MERRILL LYNCH HIGH YIELD BOND INDEX(3)
AND LIPPER HIGH YIELD FUNDS INDEX(4)

                                                        3/31/02        3/31/03        3/31/04         3/31/05          9/30/05
AFBA 5Star High Yield Fund - Class I                     12,357         12,865         15,446          15,789           16,021
Merrill Lynch High Yield Bond Index                      11,865         12,300         14,963          15,980           16,560
Lipper High Yield Fund Index                             10,223         10,549         12,778          13,567           14,125

*INCEPTION


AFBA 5STAR USA GLOBAL FUND - CLASS I SHARES
VERSUS S&P 500 INDEX(1)
                                                        6/3/97*          3/31/98          3/31/99       3/31/00        3/31/01
AFBA 5Star USA Global Fund - Class I                     10,000           11,227           11,168        17,100         13,793
S&P 500 Index                                            10,000           13,162           15,595        18,395         14,412

AFBA 5STAR USA GLOBAL FUND - CLASS I SHARES
VERSUS S&P 500 INDEX(1)
                                                        3/31/02        3/31/03        3/31/04         3/31/05          9/30/05
AFBA 5Star USA Global Fund - Class I                     15,006         10,060         14,937          14,697           15,956
S&P 500 Index                                            14,448         10,873         14,689          15,669           16,456

*INCEPTION

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS I SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX(5)

                                                  10/12/01*       3/31/02      3/31/03       3/31/04        3/31/05       9/30/05
AFBA 5Star Science & Technology Fund - Class I       10,000        11,380        6,760        12,490         11,749        13,168
S&P 500 Index                                        10,000        10,577        7,959        10,753         11,471        12,046
Lipper Science & Technology Fund Index               10,000        10,429        6,565        10,068          9,511        10,553

*INCEPTION


AFBA 5STAR SMALL CAP FUND - CLASS I SHARES VERSUS
S&P 600 SMALL CAP INDEX(6) AND LIPPER SMALL CAP FUNDS INDEX(7)

                                         10/15/01*          3/31/02          3/31/03       3/31/04        3/31/05       9/30/05
AFBA 5Star Small Cap Fund - Class I         10,000           12,620            8,290        15,237         15,748        16,588
S&P 600 Small Cap Index                     10,000           12,199            9,172        14,354         16,233        17,781
Lipper Small Cap Fund Index                 10,000           11,328            8,460        13,139         14,218        15,443

*INCEPTION


AFBA 5STAR MID CAP FUND - CLASS I SHARES VERSUS
S&P 400 MID CAP INDEX(8) AND LIPPER MID CAP FUNDS INDEX(9)

                                      5/1/02*          3/31/03          3/31/04       3/31/05        9/30/05
AFBA 5Star Mid Cap Fund - Class I      10,000            7,770           12,800        13,095         14,421
S&P 400 Mid Cap Index                  10,000            7,692           11,459        12,652         13,837
Lipper Mid Cap Fund Index              10,000            7,620           11,036        11,818         12,888

*INCEPTION

AFBA 5STAR BALANCED FUND - CLASS A, B, C SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER BALANCED FUNDS INDEX(2)

                                              9/24/01*          3/31/02          3/31/03       3/31/04        3/31/05       9/30/05
AFBA 5Star Balanced Fund - Class A               9,450           11,396            9,517        12,306         13,625        14,399
AFBA 5Star Balanced Fund - Class B              10,000           12,017            9,913        12,728         13,979        14,496
AFBA 5Star Balanced Fund - Class C              10,000           12,017            9,911        12,717         13,975        14,715
S&P 500 Index                                   10,000           10,203            7,678        10,373         11,065        11,620
Lipper Balanced Fund Index                      10,000           10,197            8,885        11,114         11,680        12,237

*INCEPTION OF CLASSES A, B, AND C

AFBA 5STAR LARGE CAP FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX(1)

                                              9/24/01*          3/31/02          3/31/03       3/31/04        3/31/05       9/30/05
AFBA 5Star Large Cap Fund - Class A              9,450           11,658            7,996        11,221         11,347        11,643
AFBA 5Star Large Cap Fund - Class B             10,000           12,279            8,357        11,643         11,690        11,712
AFBA 5Star Large Cap Fund - Class C             10,000           12,289            8,367        11,643         11,690        11,497
S&P 500 Index                                   10,000           10,203            7,678        10,373         11,065        11,620

*INCEPTION OF CLASSES A, B, AND C

AFBA 5STAR HIGH YIELD FUND - CLASS A, B, C SHARES
VERSUS MERRILL LYNCH HIGH YIELD BOND INDEX(3) AND
LIPPER HIGH YIELD FUNDS INDEX(4)

                                              9/24/01*          3/31/02          3/31/03       3/31/04        3/31/05       9/30/05
AFBA 5Star High Yield Fund - Class A             9,625           10,072           10,466        12,515         12,799        12,978
AFBA 5Star High Yield Fund - Class B            10,000           10,429           10,760        12,762         12,958        12,887
AFBA 5Star High Yield Fund - Class C            10,000           10,429           10,754        12,768         12,952        13,085
Merrill Lynch High Yield Bond Index             10,000           10,065           10,433        12,692         13,555        14,047
Lipper High Yield Fund Index                    10,000            9,823           10,136        12,279         13,123        13,573

*INCEPTION OF CLASSES A, B, AND C


AFBA 5STAR USA GLOBAL FUND - CLASS
A, B, C SHARES
VERSUS S&P 500 INDEX(1)

                                              9/24/01*          3/31/02          3/31/03       3/31/04        3/31/05       9/30/05
AFBA 5Star USA Global Fund - Class A             9,450           12,139            8,118        12,024         11,806        12,799
AFBA 5Star USA Global Fund - Class B            10,000           12,791            8,491        12,484         12,168        12,919
AFBA 5Star USA Global Fund - Class C            10,000           12,791            8,491        12,484         12,168        13,153
S&P 500 Index                                   10,000           10,203            7,678        10,373         11,065        11,620

*INCEPTION OF CLASSES A, B, AND C

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)


AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX(1) AND LIPPER SCIENCE
& TECHNOLOGY FUNDS INDEX(5)

                                                     10/12/01*      3/31/02      3/31/03       3/31/04        3/31/05       9/30/05
AFBA 5Star Science & Technology Fund - Class A           9,450       10,745        6,369        11,739         11,020        12,323
AFBA 5Star Science & Technology Fund - Class B          10,000       11,330        6,670        12,190         11,359        12,442
AFBA 5Star Science & Technology Fund - Class C          10,000       11,330        6,670        12,190         11,359        12,667
S&P 500 Index                                           10,000       10,577        7,959        10,753         11,065        12,046
Lipper Science & Technology Fund Index                  10,000       10,429        6,565        10,068          9,511        10,533

*INCEPTION OF CLASSES A, B, AND C


AFBA 5STAR SMALL CAP FUND - CLASS A, B, C SHARES VERSUS
S&P 600 SMALL CAP INDEX(6) AND LIPPER SMALL CAP FUNDS INDEX(7)

                                                     10/15/01*      3/31/02      3/31/03       3/31/04        3/31/05       9/30/05
AFBA 5Star Small Cap Fund - Class A                      9,450       11,907        7,806        14,307         14,752        15,518
AFBA 5Star Small Cap Fund - Class B                     10,000       12,570        8,170        14,877         15,217        15,722
AFBA 5Star Small Cap Fund - Class C                     10,000       12,570        8,170        14,877         15,217        15,957
S&P 600 Small Cap Index                                 10,000       12,199        9,172        14,354         16,233        17,781
Lipper Small Cap Fund Index                             10,000       11,328        8,460        13,139         14,218        15,443

*INCEPTION OF CLASSES A, B, AND C


AFBA 5STAR MID CAP FUND - CLASS A, B, C SHARES VERSUS
S&P 400 MID CAP INDEX(8) AND LIPPER MID CAP FUNDS INDEX(9)

                                                       5/1/02*      9/30/02      3/31/03       3/31/04        3/31/05       9/30/05
AFBA 5Star Mid Cap Fund - Class A                        9,450        7,021        7,324        12,042         12,292        13,526
AFBA 5Star Mid Cap Fund - Class B                       10,000        7,410        7,690        12,550         12,715        13,715
AFBA 5Star Mid Cap Fund - Class C                       10,000        7,410        7,690        12,550         12,390        13,940
S&P 400 Mid Cap Index                                   10,000        7,604        7,500        11,459         12,652        13,837
Lipper Mid Cap Fund Index                               10,000        7,392        7,620        11,036         11,818        12,888

*INCEPTION OF CLASSES A, B, AND C

AFBA 5STAR BALANCED FUND - CLASS R SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER BALANCED FUNDS INDEX(2)

                                                       02/17/04*          9/30/04          3/31/05       9/30/05
AFBA 5Star Balanced Fund - Class R                        10,000           10,418           10,986        11,595
S&P 500 Index                                             10,000            9,734           10,403        10,925
Lipper Balanced Fund Index                                10,000           10,093           10,601        11,106

*INCEPTION

AFBA 5STAR LARGE CAP FUND - CLASS R SHARES
VERSUS S&P 500 INDEX(1)

                                                       02/17/04*          9/30/04          3/31/05       9/30/05
AFBA 5Star Large Cap Fund - Class R                       10,000            9,127            9,756         9,992
S&P 500 Index                                             10,000            9,734           10,403        10,925

*INCEPTION


AFBA 5STAR HIGH YIELD FUND - CLASS R SHARES VERSUS
MERRILL LYNCH HIGH YIELD BOND INDEX(3) AND LIPPER HIGH YIELD FUNDS INDEX(4)

                                                  02/17/04*          9/30/04          3/31/05       9/30/05
AFBA 5Star High Yield Fund - Class R                 10,000           10,186           10,267        10,390
Merrill Lynch High Yield Bond Index                  10,000           10,432           10,741        11,131
Lipper High Yield Fund Index                         10,000           10,364           10,706        11,074

*INCEPTION


AFBA 5STAR USA GLOBAL FUND - CLASS R SHARES
VERSUS S&P 500 INDEX(1)

                                                02/17/04*          9/30/04          3/31/05       9/30/05
AFBA 5Star USA Global Fund - Class R               10,000            9,343            9,538        10,329
S&P 500 Index                                      10,000            9,734           10,403        10,925

*INCEPTION

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)


AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS R SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX(5)

                                                           02/17/04*          9/30/04          3/31/05       9/30/05
AFBA 5Star Science & Technology Fund - Class R                10,000            9,268            9,430        10,543
S&P 500 Index                                                 10,000            9,734           10,403        10,925
Lipper Science & Technology Fund Index                        10,000            8,572            9,102        10,099

*INCEPTION


AFBA 5STAR SMALL CAP FUND - CLASS R SHARES VERSUS
S&P 600 SMALL CAP INDEX(6) AND LIPPER SMALL CAP FUNDS INDEX(7)

                                                                02/17/04*          9/30/04          3/31/05       9/30/05
AFBA 5Star Small Cap Fund - Class R                                10,000            9,782           10,551        11,087
S&P 600 Small Cap Index                                            10,000           10,256           11,350        12,432
Lipper Small Cap Fund Index                                        10,000            9,998           11,001        11,948

*INCEPTION


AFBA 5STAR MID CAP FUND - CLASS R SHARES VERSUS
S&P 400 MID CAP INDEX(8) AND LIPPER MID CAP FUNDS INDEX(9)
                                                                02/17/04*          9/30/04          3/31/05       9/30/05
AFBA 5Star Mid Cap Fund - Class R                                  10,000            9,545           10,524        11,570
S&P 400 Mid Cap Index                                              10,000            9,818           10,969        11,994
Lipper Mid Cap Fund Index                                          10,000            9,935           10,881        11,886

*INCEPTION

BENCHMARK INFORMATION

1 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS WHICH IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

2 THE LIPPER BALANCED FUNDS INDEX IS AN UNMANAGED INDEX AND INCLUDES THE 30 LARGEST MUTUAL FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY THE STOCK/BOND RATIO OF FUNDS IN THE INDEX RANGES AROUND 60%/40%. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

3 THE MERRILL LYNCH HIGH YIELD BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF OVER 1,200 HIGH YIELD BONDS REPRESENTATIVE OF THE HIGH YIELD BOND MARKET AS A WHOLE. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

4 THE LIPPER HIGH YIELD FUNDS INDEXS IS A WIDELY RECOGNIZED INDEX OF MUTUAL FUNDS THAT INVEST PRIMARILY IN HIGH YIELD BONDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

5 THE LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX IS AN UNMANAGED, EQUALLY-WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING MUTUAL FUNDS (BASED ON NET ASSETS) IN THE LIPPER SCIENCE AND TECHNOLOGY CLASSIFICATION. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

6 THE S&P 600 SMALL CAP INDEX IS A MARKET VALUE WEIGHTED INDEX CONSISTING OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE PERFORMANCE OF THE S&P 600 SMALL CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

7 THE LIPPER SMALL CAP FUNDS INDEX IS COMPRISED OF THE TOP 25-30 MANAGED MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATION (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR- WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

8 THE S&P 400 MID CAP INDEX IS AN UNMANAGED, MARKET CAPITALIZATION-WEIGHTED INDEX OF 400 MEDIUM-CAPITALIZATION STOCKS DESIGNED TO MEASURE THE MID-SIZE COMPANY SEGMENT OF THE U.S. MARKETS. THE PERFORMANCE OF THE S&P 400 MID CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

9 THE LIPPER MID CAP FUNDS INDEX IS COMPRISED OF MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATION (ON A THREE-YEAR WEIGHTED BASIS) OF LESS THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE S&P MID CAP 400 INDEX. THESE FUNDS HAVE LATITUDE WITH RESPECT TO THE VALUATIONS (PRICE-TO-EARNINGS, PRICE-TO-BOOK, AND THREE-YEAR EARNINGS GROWTH) OF THE SECURITIES IN THEIR PORTFOLIO AND MAY ALTER THEIR PORTFOLIO STYLE OVER TIME. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR FUND
PORTFOLIO SUMMARY
AS OF 9/30/05

AFBA 5STAR BALANCED FUND
  SECTORS1
   COMMON STOCKS
   Aerospace..................................      1.23%
   Consumer Cyclical..........................      2.71%
   Consumer Staples...........................      8.24%
   Energy.....................................     18.79%
   Financial..................................     10.56%
   Health Care - Drugs........................      2.56%
   Health Care - Equipment & Supplies.........      0.58%
   Industrial - Commercial Services &
     Supplies ................................      1.40%
   Industrial - Industrial Conglomerates......      0.49%
   Insurance..................................      1.44%
   Technology - Hardware......................      0.58%
   Technology - Semiconductor.................      0.71%
   Technology - Software......................      0.93%
   Transportation & Services..................      1.16%
   CONVERTIBLE PREFERRED STOCKS...............      2.86%
   CORPORATE BONDS............................     21.35%
   CONVERTIBLE CORPORATE BONDS................     12.10%
   SHORT TERM OBLIGATIONS.....................      4.32%
   MONEY MARKET ACCOUNT.......................      7.99%
     TOTAL....................................    100.00%

AFBA 5STAR HIGH YIELD FUND
  SECTORS1
   COMMON STOCKS
   Business Services..........................      0.72%
   Consumer Staples...........................      1.97%
   Financial..................................      3.35%
   Health Care - Drugs........................      0.63%
   Technology - Communications Equipment......      1.15%
   Telecommunication Services.................      2.13%
   CONVERTIBLE PREFERRED STOCKS...............      4.81%
   CORPORATE BONDS............................     55.46%
   CONVERTIBLE CORPORATE BONDS................     26.52%
   MONEY MARKET ACCOUNT.......................      3.26%
     TOTAL....................................    100.00%

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
  SECTORS1
   COMMON STOCKS
   Business Services..........................      1.42%
   Health Care - Biomedical...................      5.78%
   Health Care - Drugs........................     11.65%
   Health Care - Equipment & Supplies.........     18.64%
   Health Care - Provider & Services..........      4.05%
   Technology - Communications Equipment......      6.25%
   Technology - Electronic Equipment &
     Supplies ................................      7.32%
   Technology - Hardware......................      2.85%
   Technology - Office Electronics............      0.63%
   Technology - Semiconductor.................     20.89%
   Technology - Software......................     16.14%
   MONEY MARKET ACCOUNT.......................      4.38%
     TOTAL....................................    100.00%

AFBA 5STAR MID CAP FUND
  SECTORS1
   COMMON STOCKS
   Business Services..........................      5.30%
   Consumer Cyclical..........................     27.51%
   Consumer Staples...........................      1.25%
   Education..................................      3.19%
   Financial..................................      9.01%
   Health Care - Biomedical...................      5.83%
   Health Care - Drugs........................      9.27%
   Health Care - Equipment & Supplies.........      3.70%
   Health Care - Products.....................      2.40%
   Health Care - Providers & Services.........      1.69%
   Information Technology - Services..........      1.32%
   Technology - Communications Equipment......      3.18%
   Technology - Electronic Equipment &
     Supplies ................................      2.01%
   Technology - Hardware......................      1.84%
   Technology - Office Electronics............      0.86%
   Technology - Semiconductor.................      6.92%
   Technology - Software......................      6.97%
   MONEY MARKET ACCOUNT.......................      7.75%
     TOTAL....................................    100.00%

1 As a percentage of total holdings as of September 30, 2005.
  Holdings are subject to change.

AFBA 5STAR LARGE CAP FUND
  SECTORS1
   COMMON STOCKS
   Business Services..........................      2.64%
   Consumer Cyclical..........................     18.89%
   Consumer Staples...........................      7.55%
   Financial..................................     19.15%
   Health Care - Drugs........................     15.76%
   Health Care - Equipment & Supplies.........      5.95%
   Technology - Communications Equipment......      4.32%
   Technology - Equipment & Supplies..........      1.25%
   Technology - Hardware......................      1.72%
   Technology - Internet Software & Services..      1.37%
   Technology - Semiconductor.................      8.34%
   Technology - Software......................      7.21%
   Transportation & Services..................      4.20%
   MONEY MARKET ACCOUNT.......................      1.65%
     TOTAL....................................    100.00%

AFBA 5STAR USA GLOBAL FUND
  SECTORS1
   COMMON STOCKS
   Aerospace..................................      1.35%
   Business Services..........................      1.37%
   Consumer Cyclical..........................     11.41%
   Consumer Staples...........................     15.66%
   Energy.....................................      2.37%
   Health Care - Biomedical...................      5.38%
   Health Care - Drugs........................     13.05%
   Health Care - Equipment & Supplies.........     10.20%
   Health Care - Products.....................      0.71%
   Industrial - Business Services.............      0.79%
   Insurance..................................      4.74%
   Technology - Communications Equipment......      3.61%
   Technology - Electronic Equipment &
     Supplies ................................      2.03%
   Technology - Equipment.....................      3.93%
   Technology - Semiconductor.................     14.14%
   Technology - Software......................      4.59%
   MONEY MARKET ACCOUNT.......................      4.67%
     TOTAL....................................    100.00%

AFBA 5STAR SMALL CAP FUND
  SECTORS1
   COMMON STOCKS
   Business Services..........................      6.06%
   Consumer Cyclical..........................     27.44%
   Consumer Discretionary.....................      0.30%
   Consumer Staples...........................      2.57%
   Education..................................      7.70%
   Financial..................................      5.48%
   Health Care - Biomedical...................      3.37%
   Health Care - Drugs........................      3.69%
   Health Care - Equipment & Supplies.........      9.58%
   Health Care - Products.....................      0.34%
   Health Care - Providers & Services.........      3.83%
   Information Technology - Electronic
   Equipment & Supplies.......................      1.03%
   Technology - Communications Equipment......      2.11%
   Technology - Electronic Equipment &
      Supplies ...............................      1.32%
   Technology - Equipment.....................      2.64%
   Technology - Semiconductor.................     12.15%
   Technology - Software......................      4.20%
   MONEY MARKET ACCOUNT.......................      6.19%
     TOTAL....................................    100.00%

1 As a percentage to total holdings as of September 30, 2005.
  Holdings are subject to change.

AFBA 5STAR FUND
EXPENSE TABLES
AS OF 9/30/05

                                 EXPENSE TABLES

As a Shareholder of the Fund, you incur two types of costs: (1) transaction cost, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing cost only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.


DISCLOSURE OF FUND EXPENSES             FOR THE PERIOD APRIL 1, 2005, TO SEPTEMBER 30, 2005
AFBA 5STAR BALANCED FUND


                                                   ACTUAL PERFORMANCE
                                  --------------------------------------------------------
                                   I SHARES     A SHARES   B SHARES   C SHARES   R SHARES
Beginning Account Value 4/01/05    $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account Value 9/30/05       $1,057.90     $998.90  $1,005.70  $1,043.00  $1,055.50
Expenses Incurred During Period        $5.56       $6.65     $10.43     $10.62      $8.12


DISCLOSURE OF FUND EXPENSES
AFBA 5STAR BALANCED FUND

                                                   HYPOTHETICAL PERFORMANCE
                                                  (5% RETURN BEFORE EXPENSES)
                                   -----------------------------------------------------------
                                     I SHARES   A SHARES     B SHARES     C SHARES   R SHARES
Beginning Account Value 4/01/05     $1,000.00  $1,000.00    $1,000.00    $1,000.00  $1,000.00
Ending Account Value 9/30/05        $1,019.63  $1,018.37    $1,014.57    $1,014.57  $1,017.10
Expenses Incurred During Period         $5.47      $6.73       $10.53       $10.53      $8.00


For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.33%, 2.08%, 2.08% and 1.58% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR LARGE CAP FUND


                                                   ACTUAL PERFORMANCE
                                  --------------------------------------------------------
                                   I SHARES     A SHARES   B SHARES   C SHARES   R SHARES
Beginning Account Value 4/01/05    $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account Value 9/30/05       $1,026.50     $969.40    $973.60  $1,011.90  $1,024.20
Expenses Incurred During Period        $6.48       $7.53     $11.25     $11.47      $9.01

                                                  HYPOTHETICAL PERFORMANCE
                                                 (5% RETURN BEFORE EXPENSES)
                                  -----------------------------------------------------------
                                    I SHARES   A SHARES     B SHARES     C SHARES   R SHARES
Beginning Account Value 4/01/05    $1,000.00  $1,000.00    $1,000.00    $1,000.00  $1,000.00
Ending Account Value 9/30/05       $1,018.62  $1,017.35    $1,013.56    $1,013.56  $1,016.09
Expenses Incurred During Period        $6.48      $7.75       $11.54       $11.54      $9.01

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR HIGH YIELD FUND

                                                   ACTUAL PERFORMANCE
                                  --------------------------------------------------------
                                   I SHARES     A SHARES   B SHARES   C SHARES   R SHARES
Beginning Account Value 4/01/05    $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account Value 9/30/05       $1,014.70     $975.90    $970.70  $1,000.50  $1,012.00
Expenses Incurred During Period        $5.44       $6.57     $10.25     $10.40      $7.95

                                                   HYPOTHETICAL PERFORMANCE
                                                  (5% RETURN BEFORE EXPENSES)
                                   -----------------------------------------------------------
                                     I SHARES   A SHARES     B SHARES     C SHARES   R SHARES
Beginning Account Value 4/01/05     $1,000.00  $1,000.00    $1,000.00    $1,000.00  $1,000.00
Ending Account Value 9/30/05        $1,019.63  $1,018.37    $1,014.57    $1,014.57  $1,017.10
Expenses Incurred During Period         $5.47      $6.73       $10.53       $10.53      $8.00

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.33%, 2.08%, 2.08% and 1.58% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR USA GLOBAL FUND

                                                   ACTUAL PERFORMANCE
                                  -------------------------------------------------------- -
                                   I SHARES     A SHARES   B SHARES   C SHARES   R SHARES
Beginning Account Value 4/01/05    $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account Value 9/30/05       $1,085.70   $1,024.70  $1,032.70  $1,070.90  $1,082.90
Expenses Incurred During Period        $6.67       $7.74     $11.59     $11.80      $9.27

                                                     HYPOTHETICAL PERFORMANCE
                                                    (5% RETURN BEFORE EXPENSES)
                                  -  -----------------------------------------------------------
                                       I SHARES   A SHARES     B SHARES     C SHARES   R SHARES
Beginning Account Value 4/01/05       $1,000.00  $1,000.00    $1,000.00    $1,000.00  $1,000.00
Ending Account Value 9/30/05          $1,018.62  $1,017.35    $1,013.56    $1,013.56  $1,016.09
Expenses Incurred During Period           $6.48      $7.75       $11.54       $11.54      $9.01

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR SCIENCE & TECHNOLOGY FUND

                                                   ACTUAL PERFORMANCE
                                  --------------------------------------------------------
                                   I SHARES     A SHARES   B SHARES   C SHARES   R SHARES
Beginning Account Value 4/01/05    $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account Value 9/30/05       $1,120.80   $1,056.50  $1,067.70  $1,105.20  $1,118.00
Expenses Incurred During Period        $6.79       $7.87     $11.79     $12.00      $9.43

                                                   HYPOTHETICAL PERFORMANCE
                                                  (5% RETURN BEFORE EXPENSES)
                                   -----------------------------------------------------------
                                     I SHARES   A SHARES     B SHARES     C SHARES   R SHARES
Beginning Account Value 4/01/05     $1,000.00  $1,000.00    $1,000.00    $1,000.00  $1,000.00
Ending Account Value 9/30/05        $1,018.62  $1,017.35    $1,013.56    $1,013.56  $1,016.09
Expenses Incurred During Period         $6.48      $7.75       $11.54       $11.54      $9.01


For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR SMALL CAP FUND

                                                   ACTUAL PERFORMANCE
                                  --------------------------------------------------------
                                   I SHARES     A SHARES   B SHARES   C SHARES   R SHARES
Beginning Account Value 4/01/05    $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account Value 9/30/05       $1,053.30     $994.30  $1,000.40  $1,038.60  $1,050.80
Expenses Incurred During Period        $6.57       $7.63     $11.40     $11.62      $9.13

                                                   HYPOTHETICAL PERFORMANCE
                                                  (5% RETURN BEFORE EXPENSES)
                                   -----------------------------------------------------------
                                     I SHARES   A SHARES     B SHARES     C SHARES   R SHARES
Beginning Account Value 4/01/05     $1,000.00  $1,000.00    $1,000.00    $1,000.00  $1,000.00
Ending Account Value 9/30/05        $1,018.62  $1,017.35    $1,013.56    $1,013.56  $1,016.09
Expenses Incurred During Period         $6.48      $7.75       $11.54       $11.54      $9.01

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR MID CAP FUND

                                                   ACTUAL PERFORMANCE
                                  --------------------------------------------------------
                                   I SHARES     A SHARES   B SHARES   C SHARES   R SHARES
Beginning Account Value 4/01/05    $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account Value 9/30/05       $1,101.30   $1,039.80  $1,048.90  $1,086.40  $1,099.40
Expenses Incurred During Period        $6.72       $7.80     $11.68     $11.89      $9.34

                                                  HYPOTHETICAL PERFORMANCE
                                                 (5% RETURN BEFORE EXPENSES)
                                  -----------------------------------------------------------
                                    I SHARES   A SHARES     B SHARES     C SHARES   R SHARES
Beginning Account Value 4/01/05    $1,000.00  $1,000.00    $1,000.00    $1,000.00  $1,000.00
Ending Account Value 9/30/05       $1,018.62  $1,017.35    $1,013.56    $1,013.56  $1,016.09
Expenses Incurred During Period        $6.48      $7.75       $11.54       $11.54      $9.01

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR
BALANCED FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES          COMPANY                                                                                    MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 50.52%
AEROSPACE -- 1.20%
    5,000       Lockheed Martin Corp.................................................................... $     305,200
   10,000       Northrop Grumman Corp...................................................................       543,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               848,700
CONSUMER CYCLICAL -- 2.67%
   40,000       Argosy Gaming Co.*......................................................................     1,879,600
---------------------------------------------------------------------------------------------------------------------------


CONSUMER STAPLES -- 8.10%
   10,000       Anheuser-Busch Companies, Inc...........................................................       430,400
   10,000       Campbell Soup Co........................................................................       297,500
   15,000       The Coca-Cola Co........................................................................       647,850
   10,000       Colgate-Palmolive Co....................................................................       527,900
   30,000       ConAgra Foods, Inc......................................................................       742,500
    5,000       Costco Wholesale Corp...................................................................       215,450
   15,000       General Mills, Inc......................................................................       723,000
   15,000       H.J. Heinz Co...........................................................................       548,100
   10,000       Kellog Co...............................................................................       461,300
   10,000       PepsiCo, Inc............................................................................       567,100
   10,000       Sara Lee Corp...........................................................................       189,500
    5,000       Wrigley, (Wm.) Jr. Co...................................................................       359,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,710,000
ENERGY -- 18.48%
    5,000       Amerada Hess Corp.......................................................................       687,500
   10,000       Anadarko Petroleum Corp.................................................................       957,500
   12,500       Apache Corp.............................................................................       940,250
   20,000       BP PLC (a)..............................................................................     1,417,000
   30,000       Chevron Corp............................................................................     1,941,900
   30,000       ConocoPhillips..........................................................................     2,097,300
    1,565       Eagle Geophysical, Inc.* ...............................................................        11,738
   15,000       Exxon Mobil Corp........................................................................       953,100
    9,000       Frontier Oil Corp.......................................................................       399,150
   13,272       Kerr-McGee Corp.........................................................................     1,288,843
   25,000       Marathon Oil Corp.......................................................................     1,723,250
   10,000       Suncor Energy, Inc......................................................................       605,300
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            13,022,831
FINANCIAL -- 10.39%
   30,000       Bank of America Corp....................................................................     1,263,000
   15,000       Cincinnati Financial Corp...............................................................       628,350
   20,000       Citigroup, Inc..........................................................................       910,400
   20,000       JPMorgan Chase & Co.....................................................................       678,600
   10,000       KeyCorp.................................................................................       322,500
    5,000       Lincoln National Corp...................................................................       260,100


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SHARES          COMPANY                                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
FINANCIAL -- 10.39% (CONTINUED)
   10,000       Marshall & Ilsley Corp..................................................................  $    435,100
   10,000       Northern Trust Corp.....................................................................       505,500
   15,000       Regions Financial Corp..................................................................       466,800
   25,000       U.S. Bancorp............................................................................       702,000
   20,000       Washington Mutual, Inc..................................................................       784,400
   10,000       Wilmington Trust Corp...................................................................       364,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             7,321,250
HEALTH CARE -- DRUGS -- 2.52%
   10,000       Abbott Laboratories.....................................................................       424,000
    5,000       GlaxoSmithKline PLC (a).................................................................       256,400
   10,000       Johnson & Johnson.......................................................................       632,800
   10,000       Wyeth...................................................................................       462,700
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,775,900
HEALTH CARE -- EQUIPMENT & SUPPLIES -- 0.56%
   10,000       Baxter International, Inc...............................................................       398,700
---------------------------------------------------------------------------------------------------------------------------


INDUSTRIAL/COMMERCIAL SERVICES & SUPPLIES -- 1.38%
   20,000       Pitney Bowes, Inc.......................................................................       834,800
   10,000       The ServiceMaster Co....................................................................       135,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               970,200
INDUSTRIALS/INDUSTRIAL CONGLOMERATES -- 0.48%
   10,000       General Electric Co.....................................................................       336,700
---------------------------------------------------------------------------------------------------------------------------

INSURANCE -- 1.42%
   10,000       The Allstate Corp.......................................................................       552,900
    5,000       The Chubb Corp..........................................................................       447,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,000,650
TECHNOLOGY -- HARDWARE -- 0.57%
    5,000       International Business Machines Corp....................................................       401,100
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- SEMICONDUCTOR -- 0.70%
   20,000       Intel Corp..............................................................................       493,000
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- SOFTWARE -- 0.91%
   25,000       Microsoft Corp..........................................................................       643,250
---------------------------------------------------------------------------------------------------------------------------


TRANSPORTATION & SERVICES -- 1.14%
    5,000       FedEx Corp..............................................................................       435,650
   25,000       Southwest Airlines Co...................................................................       371,250
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               806,900
TOTAL COMMON STOCKS.....................................................................................    35,608,781
---------------------------------------------------------------------------------------------------------------------------
(COST $25,819,354)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
BALANCED FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)


SHARES OR
FACE AMOUNT     COMPANY                                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 2.81%
   30,600       ICO, Inc.,1.6875%, 12/31/49 *...........................................................   $   604,503
   25,000       TXI Capital Trust, Inc., 5.50%, 6/30/28  ...............................................     1,375,000

---------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS......................................................................     1,979,503
---------------------------------------------------------------------------------------------------------------------------
(COST $1,406,124)

CORPORATE BONDS -- 20.99%
$ 100,000       Alpharma, Inc., 8.625% due 5/1/11 ......................................................       103,500
   75,000       Cenveo Corp., 9.625% due 3/15/12........................................................        80,813
1,300,000       Chaparral Steel Co., 10.00% due 7/15/13 (b).............................................     1,378,000
  200,000       Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d).....................................             0
  100,000       Fisher Communications, Inc., 8.625% due 9/15/14 ........................................       107,250
1,000,000       General Motors Acceptance Corp., 8.00% due 11/1/31......................................       875,351
  500,000       Greenbrier Companies Inc., 8.375% due 5/15/15 (b).......................................       522,500
  375,000       Host Marriott LP, 9.25% due 10/1/07.....................................................       397,031
1,500,000       Interface, Inc., 9.50% due 2/1/14 ......................................................     1,507,500
  100,000       Inverness Medical Innovations, 8.75% due 2/15/12 .......................................       102,000
   25,000       Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (c) ......................................         1,875
  215,000       MGM Mirage, Inc., 7.625% due 7/15/13....................................................       224,675
  200,000       MGM Mirage, Inc., 8.375% due 2/1/11.....................................................       216,000
1,000,000       Mikohn Gaming, 11.875% due 8/15/08......................................................     1,076,250
  100,000       Park Place Entertainment, 8.125% due 5/15/11............................................       111,875
  350,000       Park Place Entertainment, 8.875% due 9/15/08............................................       383,686
  500,000       Penn National Gaming, Inc., 8.875% due 3/15/10..........................................       530,000
      678       Philip Services, 6.00% due 4/15/10 (d) (e)..............................................             0
  250,000       Pilgrim's Pride Corp., 9.25% due 11/15/13...............................................       276,250
  750,000       Pilgrim's Pride Corp., 9.625% due 9/15/11...............................................       810,000
  500,000       Rite Aid Corp., 7.5% due 01/15/15.......................................................       480,000
   50,000       Swift Energy Co., 9.375% due 5/1/12.....................................................        54,250
1,350,000       Tesoro Petroleum Corp., 9.625% due 4/1/12...............................................     1,493,438
2,300,000       United Refining Co., 10.5% due 8/15/12 .................................................     2,449,500
   86,000       Wal-Mart Stores, 8.75% due 12/29/06.....................................................        86,201
1,500,000       Warner Chilcott Corp., 8.75% due 2/01/15 (b)............................................     1,447,500
   75,000       WCI Communities, Inc., 10.625% due 2/15/11..............................................        80,063
  200,000       Williams Communications Group, Inc., 10.875% due 10/1/09 (c) (d)........................             0

---------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS...................................................................................    14,795,508
---------------------------------------------------------------------------------------------------------------------------
(COST $13,904,889)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


SHARES OR
FACE AMOUNT     COMPANY                                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS -- 11.90%
$1,300,000      Amylin Pharmaceuticals, Inc. 2.50% due 4/15/11..........................................   $ 1,498,250
   150,000      Axcan Pharma, Inc., 4.25% due 4/15/08 (b)...............................................       164,625
 1,200,000      Bisys Group, Inc., 4.00% due 3/15/06....................................................     1,198,500
 1,000,000      Edo Corp., 5.25% due 4/15/07............................................................     1,028,750
 1,500,000      Jetblue Airways Corp., 3.75% due 3/15/35................................................     1,415,625
   900,000      Lions Gate Entertainment, 2.9375 % due 10/15/24 (b).....................................       930,375
 1,000,000      Lions Gate Entertainment, 3.625 % due 03/15/25 (b)......................................       963,750
   500,000      Lions Gate Entertainment, 4.875 % due 12/15/10 (b)......................................       926,875
   250,000      Magna Entertainment Corp., 7.25% due 12/15/09...........................................       257,813
     2,000      Moran Energy, Inc., 8.75% due 1/15/08...................................................         1,910
    21,178      Philip Services Corp., 3.00% due 4/15/20 (d) (f)........................................             2

---------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE CORPORATE BONDS.......................................................................     8,386,475
---------------------------------------------------------------------------------------------------------------------------
(COST $7,832,500)

SHORT TERM OBLIGATIONS -- 4.25%
3,000,000       United States Treasury Bill, due 7/28/05................................................     2,993,107

---------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS............................................................................     2,993,107
---------------------------------------------------------------------------------------------------------------------------
(COST $2,992,785)

MONEY MARKET ACCOUNT -- 7.86%
5,538,241       PNC Bank Money Market...................................................................     5,538,241

---------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET ACCOUNT..............................................................................     5,538,241
---------------------------------------------------------------------------------------------------------------------------
(COST $5,538,241)

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.33%..............................................................................    69,301,615
---------------------------------------------------------------------------------------------------------------------------
(COST $57,493,893)

Other assets in excess of liabilities -- 1.67%...........................................................     1,174,889
                                                                                                          -------------

TOTAL NET ASSETS -- 100.00%.............................................................................. $  70,476,504
                                                                                                          =============

(A) -- AMERICAN DEPOSITORY RECEIPT.

(B) -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(C) -- SECURITY IN DEFAULT.

(D) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.

(E) -- PAYMENT-IN-KIND

(F) -- STEP-UP BOND

* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
LARGE CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES          COMPANY                                                                                    MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 98.36%
BUSINESS SERVICES -- 2.64%
    13,000      Automatic Data Processing, Inc..........................................................  $     559,520
---------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL -- 18.90%
     3,800      Carnival Corp...........................................................................        189,924
     2,700      Electronic Arts, Inc.*..................................................................        153,603
     8,900      Harley-Davidson, Inc....................................................................        431,116
     4,900      Harrah's Entertainment, Inc.............................................................        319,431
     9,900      International Game Technology...........................................................        267,300
     6,900      Marriott International, Inc.-Class A....................................................        434,700
     9,100      McDonald's Corp.........................................................................        304,759
     9,200      Royal Caribbean Cruises Ltd.............................................................        397,440
    30,900      Time Warner, Inc........................................................................        559,599
    12,500      Univision Communications, Inc.*.........................................................        331,625
     8,900      Viacom, Inc.............................................................................        293,789
    13,300      The Walt Disney Co......................................................................        320,929
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              4,004,215
CONSUMER STAPLES -- 7.55%
     3,900      Colgate-Palmolive Co....................................................................        205,881
    11,100      CVS Corp................................................................................        322,011
     9,800      PepsiCo, Inc............................................................................        555,758
    11,900      Walgreen Co.............................................................................        517,055
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,600,705
FINANCIAL -- 19.15%
    11,800      American Express Co.....................................................................        677,792
    14,200      The Bank Of New York Co., Inc...........................................................        417,622
     2,900      Franklin Resources, Inc.................................................................        243,484
     5,100      The Goldman Sachs Group, Inc............................................................        620,058
     9,900      Mellon Financial Corp...................................................................        316,503
    11,000      Morgan Stanley..........................................................................        593,340
    15,300      Northern Trust Corp.....................................................................        773,415
     8,800      Principal Financial Group, Inc..........................................................        416,856
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              4,059,070
HEALTH CARE -- DRUGS -- 15.76%
    12,900      Abbott Laboratories.....................................................................        546,960
    16,100      Bayer AG (a)............................................................................        592,480
     9,700      Johnson & Johnson.......................................................................        613,816
     5,100      Schering AG (a).........................................................................        323,340
    33,200      Schering-Plough Corp....................................................................        698,860
    16,900      Teva Pharmaceutical Industries, Ltd. (a)................................................        564,798
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              3,340,254
HEALTH CARE -- EQUIPMENT & SUPPLIES -- 5.95%
    14,500      Baxter International, Inc...............................................................        578,115
    17,300      Boston Scientific Corp.*................................................................        404,301
     4,200      C. R. Bard, Inc.........................................................................        277,326
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,259,742


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


SHARES          COMPANY                                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
TECHNOLOGY -- COMMUNICATIONS EQUIPMENT -- 4.32%
    16,800      Corning, Inc.*..........................................................................  $     324,744
    34,900      Nokia Oyj (a)...........................................................................        590,159
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                914,903
TECHNOLOGY -- EQUIPMENT & SUPPLIES -- 1.25%
    20,502      AU Optronics Corp. (a)..................................................................        265,706
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- HARDWARE -- 1.72%
    20,300      Cisco Systems, Inc.*....................................................................        363,979
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- INTERNET SOFTWARE & SERVICES -- 1.37%
    14,700      Expedia, Inc.*..........................................................................        291,207
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- SEMI-CONDUCTOR -- 8.34%
    11,900      Analog Devices, Inc.....................................................................        441,966
    11,700      Applied Materials, Inc..................................................................        198,432
    15,000      Intel Corp..............................................................................        369,750
    13,300      Texas Instruments, Inc..................................................................        450,870
    11,000      Xilinx, Inc.............................................................................        306,350
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,767,368
TECHNOLOGY -- SOFTWARE -- 7.21%
    12,221      First Data Corp.........................................................................        488,840
    22,200      Microsoft Corp..........................................................................        571,206
    20,700      Symantec Corp.*.........................................................................        469,062
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,529,108
TRANSPORTATION & SERVICES -- 4.20%
     7,200      FedEx Corp..............................................................................        627,336
    17,650      Southwest Airlines Co...................................................................        262,102
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                889,438
TOTAL COMMON STOCKS.....................................................................................     20,845,215
---------------------------------------------------------------------------------------------------------------------------
(COST $18,900,578)

MONEY MARKET ACCOUNT -- 1.65%
   349,880      PNC Bank Money Market...................................................................        349,880
---------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT..............................................................................        349,880
---------------------------------------------------------------------------------------------------------------------------
(COST $349,880)

TOTAL INVESTMENTS -- 100.01%.............................................................................     21,195,095
---------------------------------------------------------------------------------------------------------------------------
(COST $19,250,458)

Liabilities in excess of other assets -- (0.01%).........................................................        (2,349)
                                                                                                           ------------
TOTAL NET ASSETS -- 100%.................................................................................  $  21,192,746
                                                                                                           =============

(A) AMERICAN DEPOSITORY RECEIPT.

* NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)


SHARES OR
FACE AMOUNT     COMPANY                                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 9.83%
BUSINESS SERVICES -- 0.71%
    18,000      The ServiceMaster Co.................................................................... $     243,720
---------------------------------------------------------------------------------------------------------------------------


CONSUMER STAPLES -- 1.94%
     9,000      The Coca-Cola Co........................................................................       388,710
    11,250      ConAgra Foods, Inc......................................................................       278,438
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               667,148
FINANCIAL -- 3.31%
     6,000      Bank of America Corp....................................................................       252,600
     5,200      Citigroup, Inc..........................................................................       236,704
     7,500      KeyCorp.................................................................................       241,875
     7,600      W.P. Stewart & Co., Ltd.................................................................       169,632
     6,000      Washington Mutual, Inc..................................................................       235,320
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,136,131
HEALTH CARE -- DRUGS -- 0.63%
     5,850      Bayer AG (a)............................................................................       215,280
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- COMMUNICATIONS EQUIPMENT -- 1.13%
    23,000      Nokia Oyj (a)...........................................................................       388,930
---------------------------------------------------------------------------------------------------------------------------


TELECOMMUNICATION SERVICES -- 2.11%
     9,600      SBC Communications, Inc.................................................................       230,112
    12,500      Sprint Nextel Corp......................................................................       297,250
     6,000      Verizon Communications, Inc.............................................................       196,140
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               723,502

TOTAL COMMON STOCKS.....................................................................................     3,374,711
---------------------------------------------------------------------------------------------------------------------------
(COST $3,220,480)

---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 4.75%
       550      Adelphia Communications Corp., 13.00%, due 7/15/09 (c)..................................           247
     5,300      Boston Private Financial Corp., 4.875% due 10/01/34.....................................       254,400
    16,050      Boston Private Financial Corp., 4.875% due 10/01/34 (b).................................       770,400
     1,370      Eagle Geophysical, Inc.* (d)............................................................        10,275
    16,000      ICO, Inc., 1.6875%, 12/31/49*...........................................................       316,080
     5,100      TXI Capital Trust, Inc., 5.50%, 6/30/28.................................................       280,500

---------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS......................................................................     1,631,902
---------------------------------------------------------------------------------------------------------------------------
(COST $1,533,900)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


SHARES OR
FACE AMOUNT     COMPANY                                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS -- 54.86%
$  625,000      Allied Waste North America, 7.875% due 4/15/13.......................................... $     640,625
   100,000      Allied Waste North America, 9.25% due 9/1/12............................................       108,750
   240,000      AlPharma, Inc., 8.625% due 5/1/11 ......................................................       248,400
   220,000      Ameristar Casinos, Inc., 10.75% due 2/15/09.............................................       236,225
    95,000      Argosy Gaming Co., 7.00% due 1/15/14....................................................       105,867
   255,000      Aztar Corp., 7.875% due 6/15/14 ........................................................       267,750
   325,000      Bausch & Lomb, Inc., 7.125% due 8/1/28..................................................       351,186
   425,000      Central Garden & Pet Co., 9.125% due 2/1/13.............................................       456,875
   175,000      Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d).....................................             0
   200,000      Elizabeth Arden, Inc., 7.75% due 1/15/14 ...............................................       204,500
    25,000      Fisher Communications, Inc., 8.625% due 9/15/14.........................................        26,812
    25,000      Ford Motor Credit Co., 5.80% due 1/12/09................................................        23,344
   500,000      Ford Motor Credit Co., 7.375% due 10/28/09..............................................       483,389
   400,000      Ford Motor Co., 7.45% due 7/16/31.......................................................       314,000
   200,000      FTD, Inc., 7.75% due 2/15/14............................................................       201,500
   425,000      General Motors Acceptance Corp., 6.875% due 8/28/12.....................................       380,860
   460,000      Giant Industries, 8.00% due 5/15/14.....................................................       483,000
   290,000      Greenbrier Companies, Inc., 8.375% due 5/15/15 (b)......................................       303,050
   230,000      GSC Holdings Corp., 8.00% due 10/1/12 (b)...............................................       230,000
   325,000      Host Marriott LP, 9.25% due 10/1/07.....................................................       344,094
   325,000      Interface, Inc., 9.50% due 2/1/14.......................................................       326,625
   200,000      Interface, Inc., 10.375% due 2/1/10.....................................................       217,000
    60,000      Inverness Medical Innovations, 8.75% due 2/15/12........................................        61,200
   575,000      Iron Mountain, Inc., 7.75% due 1/15/15..................................................       586,500
   300,000      Iron Mountain, Inc., 8.625% due 4/1/13..................................................       315,750
   585,000      Isle of Capri Casinos, 7.00% due 3/1/14.................................................       563,794
    90,000      Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (c).......................................         6,750
   450,000      Lear Corp., 8.11% due 5/15/09...........................................................       447,879
    10,000      Lucent Technologies, Inc., 7.25% due 7/15/06............................................        10,225
   250,000      Mail-Well Corp., 9.625% due 3/15/12.....................................................       269,375
   340,000      Mandalay Resort Group, 7.625% due 7/15/13...............................................       355,300
    85,000      Mandalay Resort Group, 10.25% due 8/1/07................................................        91,800
   125,000      MGM Mirage, Inc., 8.375% due 2/1/11.....................................................       135,000
   425,000      Mikohn Gaming Corp., 11.875% due 8/15/08................................................       457,406
   175,000      Mobile Mini, Inc., 9.50% due 7/1/13.....................................................       194,250
   150,000      Oxford Industries, Inc., 8.875% due 6/1/11..............................................       156,750
   125,000      Park Place Entertainment, 8.125% due 5/15/11 ...........................................       139,844
    85,000      Park Place Entertainment, 8.875% due 9/15/08............................................        93,181
   250,000      Penn National Gaming, Inc., 6.75% due 3/1/15 ...........................................       246,250
   395,000      Penn National Gaming, Inc., 8.875% due 3/15/10..........................................       418,700
       723      Philip Services, 6.00% due 4/15/10 (c) (d) (e)..........................................             0
   325,000      Phillips Van-Heusen, 7.75% due 11/15/23.................................................       349,375

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND (CONTINUED)




SCHEDULE OF INVESTMENTS....
September 30, 2005 (unaudited)

FACE AMOUNT      COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)
$  125,000      Pilgrims Pride Corp., 9.25% due 11/15/13................................................  $    138,125
   290,000      Pilgrims Pride Corp., 9.625% due 9/15/11................................................       313,200
   350,000      Pinnacle Entertainment, 8.25% due 3/15/12...............................................       351,750
   350,000      Premcor Refining Group, 7.50% due 6/15/15...............................................       376,250
   250,000      Premcor Refining Group, 9.25% due 2/1/10................................................       273,125
    50,000      Premcor Refining Group, 9.50% due 2/1/13................................................        56,625
    50,000      Pulte Homes, Inc., 8.125% due 3/1/11....................................................        55,946
   100,000      Purina Mills, Inc., 9.00% due 3/15/10 (c) (d)...........................................             0
   595,000      Rayovac Corp., 7.375% due 2/1/15 (b)....................................................       538,475
    35,000      Rayovac Corp., 8.50% due 10/1/13........................................................        33,950
   725,000      Rent-A-Center, Inc., 7.50% due 5/1/10...................................................       693,281
   110,000      Rent-Way, Inc., 11.875% due 6/15/10.....................................................       121,550
   400,000      Rite Aid Corp., 7.50% due 1/15/15.......................................................       384,000
   280,000      Rodgers Wireless, Inc., 7.50% due 3/15/15...............................................       303,100
   575,000      Royal Caribbean Cruises, 7.50% due 10/15/27.............................................       615,250
    55,000      Swift Energy Co., 9.375% due 5/1/12.....................................................        59,675
   575,000      Tesoro Petroleum Corp., 9.625% due 4/1/12...............................................       636,094
   800,000      Trump Entertainment Resorts, 8.50% due 6/1/15...........................................       776,000
   600,000      United Refining Co., 10.50% due 8/15/12.................................................       639,000
   275,000      US Concrete, Inc., 8.375% due 4/1/14....................................................       277,750
   900,000      Warner Chilcott Corp., 8.75% due 2/1/15 (b).............................................       868,500
   435,000      WCI Communities, Inc., 10.625% due 2/15/11..............................................       464,363
    50,000      Williams Communication Group, Inc., 11.70% due 8/1/08 (c) (d)...........................             0
   100,000      Williams Communication Group, Inc., 11.875% due 8/1/10 (c) (d)..........................             0

---------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS...................................................................................    18,829,190
---------------------------------------------------------------------------------------------------------------------------
(COST $18,195,134)

CONVERTIBLE CORPORATE BONDS -- 26.23%
   785,000      Amylin Pharmaceuticals, Inc., 2.50% due 4/15/11.........................................       904,713
   200,000      Axcan Pharmaceuticals, Inc., 4.25% due 4/15/08 .........................................       219,500
   265,000      Best Buy, 2.25% due 1/15/22.............................................................       291,169
   595,000      Bisys Group, Inc., 4.00% due 3/15/06....................................................       594,256
   165,000      Community Health Systems, 4.25% due 10/15/08............................................       192,638
   492,000      Exide Technologies, 2.90% due 12/15/05 (c) (d)..........................................             0
   700,000      Fairchild Semiconductor, Inc., 5.00% due 11/1/08........................................       693,000
   465,000      First Horizon Pharmaceuticals, 1.75% due 3/8/24 (b).....................................       471,975
   985,000      JetBlue Airways Corp., 3.75% due 3/15/35................................................       929,594
   550,000      Lions Gate Entertainment, 2.9375% due 10/15/24 .........................................       568,562
   500,000      Lions Gate Entertainment, 4.875% due 12/15/10 ..........................................       926,875
    49,000      Moran Energy, Inc., 8.75% due 1/15/08...................................................        46,795

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


SHARES OR
FACE AMOUNT     COMPANY                                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS (CONTINUED)
$  587,000      NCO Group, Inc., 4.75% due 4/15/06...................................................... $     586,266
   132,000      OHM Corp., 8.00% due 10/1/06 (c) (d)....................................................            13
 1,225,000      Overstock.com, Inc., 3.75% due 12/1/11..................................................       958,563
    22,589      Philip Services, 3.00% due 4/15/20 (d) (f)..............................................             2
   425,000      Wind River Systems, Inc., 3.75% due 12/15/06............................................       422,344
   620,000      WMS Industries, 2.75% due 7/15/10 ......................................................       959,450
   250,000      XM Satellite Radio Holdings, Inc., 1.75% due 12/1/09 (b)................................       237,812

---------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE CORPORATE BONDS.......................................................................     9,003,527
---------------------------------------------------------------------------------------------------------------------------
(COST $8,226,360)

MONEY MARKET ACCOUNT -- 3.23%
 1,108,035      PNC Bank Money Market...................................................................     1,108,035

---------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET ACCOUNT..............................................................................     1,108,035
---------------------------------------------------------------------------------------------------------------------------
(COST $1,108,035)

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.90%..............................................................................    33,947,365
---------------------------------------------------------------------------------------------------------------------------
(COST $32,283,909)

Other assets in excess of liabilities -- 1.10%...........................................................       377,883
                                                                                                          -------------

TOTAL NET ASSETS -- 100.00%.............................................................................. $  34,325,248
                                                                                                          =============

(A) -- AMERICAN DEPOSITORY RECEIPT.

(B) -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(C) -- SECURITY IN DEFAULT.

(D) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.

(E) -- PAYMENT-IN-KIND

(F) -- STEP-UP BOND

* -- NON-INCOME PRODUCING  SECURITY.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)


 SHARES         COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 97.74%
AEROSPACE -- 1.38%
     8,900      Teleflex, Inc...........................................................................  $     627,450
---------------------------------------------------------------------------------------------------------------------------


BUSINESS SERVICES -- 1.40%
    19,700      Heidrick & Struggles International, Inc.*...............................................        637,886
---------------------------------------------------------------------------------------------------------------------------


CONSUMER CYCLICAL -- 11.70%
    58,800      Gentex Corp.............................................................................      1,023,120
    17,800      Johnson Controls, Inc...................................................................      1,104,490
    14,500      Las Vegas Sands Corp.*..................................................................        477,195
    19,900      Lear Corp...............................................................................        676,003
    40,400      McDonald's Corp.........................................................................      1,352,996
    17,200      Tiffany & Co............................................................................        684,044
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              5,317,848
CONSUMER STAPLES -- 16.05%
    27,900      The Coca-Cola Co........................................................................      1,205,001
    19,300      Colgate-Palmolive Co....................................................................      1,018,847
    23,000      The Gillette Co.........................................................................      1,338,600
    25,500      H. J. Heinz Co..........................................................................        931,770
    20,400      Kimberly-Clark Corp.....................................................................      1,214,412
    22,100      Wrigley, (Wm.) Jr. Co...................................................................      1,588,548
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              7,297,178
ENERGY -- 2.43%
    16,100      Halliburton Co..........................................................................      1,103,172
---------------------------------------------------------------------------------------------------------------------------


HEALTH CARE -- BIOMEDICAL -- 5.51%
    20,800      Millipore Corp.*........................................................................      1,308,112
    18,700      Sigma-Aldrich Corp......................................................................      1,197,922
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              2,506,034
HEALTH CARE -- DRUGS -- 13.38%
    35,600      Abbott Laboratories.....................................................................      1,509,440
    23,000      Johnson & Johnson.......................................................................      1,455,440
    78,500      Schering-Plough Corp....................................................................      1,652,425
    31,600      Wyeth...................................................................................      1,462,132
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              6,079,437
HEALTH CARE -- EQUIPMENT & SUPPLIES -- 10.46%
    35,100      Baxter International, Inc...............................................................      1,399,437
    22,100      Boston Scientific Corp.*................................................................        516,477
    21,900      Mentor Corp.............................................................................      1,204,719
    15,300      Sybron Dental Specialties, Inc.*........................................................        636,174
    24,000      Waters Corp.*...........................................................................        998,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              4,755,207


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
HEALTH CARE -- PRODUCTS -- 0.73%
     8,400      Varian Medical Systems, Inc.*...........................................................  $     331,884
---------------------------------------------------------------------------------------------------------------------------


INDUSTRIAL -- BUSINESS SERVICES -- 0.81%
     4,300      Getty Images, Inc.*.....................................................................        369,972
---------------------------------------------------------------------------------------------------------------------------


INSURANCE -- 4.87%
    25,700      AFLAC, Inc..............................................................................      1,164,210
    16,900      American International Group, Inc.......................................................      1,047,124
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              2,211,334
TECHNOLOGY -- COMMUNICATION EQUIPMENT -- 3.71%
    46,400      Cisco Systems, Inc.*....................................................................        831,952
    38,600      Motorola, Inc...........................................................................        852,674
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,684,626
TECHNOLOGY -- ELECTRONIC EQUIPMENT & SUPPLIES -- 2.08%
    22,000      Molex, Inc..............................................................................        586,960
    14,550      National Instruments Corp...............................................................        358,512
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                945,472
TECHNOLOGY -- EQUIPMENT -- 4.03%
    14,200      Cognex Corp.............................................................................        426,994
    43,800      Gtech Holdings Corp.....................................................................      1,404,228
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,831,222
TECHNOLOGY -- SEMICONDUCTOR -- 14.50%
    26,100      Analog Devices, Inc.....................................................................        969,354
    25,830      Applied Materials, Inc..................................................................        438,077
    25,700      Cabot Microelectronics Corp.*...........................................................        755,066
    48,700      Fairchild Semiconductor International, Inc.*............................................        723,682
    19,700      FormFactor, Inc.*.......................................................................        449,554
    37,700      Integrated Device Technology, Inc.*.....................................................        404,898
    55,900      Intel Corp..............................................................................      1,377,935
    15,100      KLA-Tencor Corp.........................................................................        736,276
    27,900      National Semiconductor Corp.............................................................        733,770
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              6,588,612
TECHNOLOGY -- SOFTWARE -- 4.7%
    56,300      Microsoft Corp. ........................................................................      1,448,599
    55,600      Oracle Corp.*...........................................................................        688,884
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              2,137,483

TOTAL COMMON STOCKS.....................................................................................    $44,424,817
---------------------------------------------------------------------------------------------------------------------------
(COST $39,461,072)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
USA GLOBAL FUND (CONTINUED)

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

MONEY MARKET ACCOUNT -- 4.79%
2,177,569       PNC Bank Money Market...................................................................  $   2,177,569

---------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET ACCOUNT..............................................................................      2,177,569
---------------------------------------------------------------------------------------------------------------------------
(COST $2,177,569)

TOTAL INVESTMENTS -- 102.53 %............................................................................     46,602,386
---------------------------------------------------------------------------------------------------------------------------
(COST $41,638,641)

Liabilities in excess of other assets -- (2.53%).........................................................    (1,148,753)
                                                                                                           ------------

TOTAL NET ASSETS -- 100.00%..............................................................................  $  45,453,633
                                                                                                           =============

* Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SCIENCE & TECHNOLOGY
FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 95.49%
BUSINESS SERVICES -- 1.42%
     3,400      Hewitt Associates, Inc.*................................................................  $      92,752
---------------------------------------------------------------------------------------------------------------------------


HEALTH CARE -- BIOMEDICAL -- 5.78%
     5,400      Amylin Pharmaceuticals, Inc.*...........................................................        187,866
     3,700      AtheroGenics, Inc.*.....................................................................         59,311
     2,200      MedImmune, Inc.*........................................................................         74,030
    26,200      Vasogen, Inc.*..........................................................................         55,282
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                376,489
HEALTH CARE -- DRUGS -- 11.64%
     1,800      Abbott Laboratories.....................................................................         76,320
     5,900      Axcan Pharma, Inc.*.....................................................................         76,228
     1,900      Barr Pharmaceuticals, Inc.*.............................................................        104,348
     2,100      Bayer AG (a)............................................................................         77,280
     1,000      Johnson & Johnson.......................................................................         63,280
     1,200      Schering AG (a).........................................................................         76,080
     3,600      Schering-Plough Corp....................................................................         75,780
     2,100      Shire Pharmaceuticals Group PLC (a).....................................................         77,679
     2,000      Teva Pharmaceutical Industries Ltd. (a).................................................         66,840
     1,400      Wyeth...................................................................................         64,778
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                758,613
HEALTH CARE -- EQUIPMENT & SUPPLIES -- 18.61%
    14,000      Align Technology, Inc.*.................................................................         94,080
     2,700      American Medical Systems Holdings, Inc.*................................................         54,405
     1,700      Baxter International, Inc...............................................................         67,779
     2,400      Boston Scientific Corp.*................................................................         56,088
     1,200      C. R. Bard, Inc.........................................................................         79,236
     3,500      ev3, Inc.*..............................................................................         65,625
     1,100      Fisher Scientific International, Inc.*..................................................         68,255
     2,700      Immucor, Inc............................................................................         74,088
       850      INAMED Corp.*...........................................................................         64,328
     2,100      Mentor Corp.............................................................................        115,521
     1,300      Millipore Corp.*........................................................................         81,757
     1,200      Sigma-Aldrich Corp......................................................................         76,872
     1,400      St. Jude Medical, Inc.*.................................................................         65,520
     2,000      Sybron Dental Specialties, Inc.*........................................................         83,160
     2,000      Varian Medical Systems, Inc.*...........................................................         79,020
     2,100      Waters Corp.*...........................................................................         87,360
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,213,094

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SCIENCE & TECHNOLOGY
FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
HEALTH CARE -- PROVIDERS & SERVICES -- 4.05%
     2,400      Charles River Laboratories International, Inc.*.........................................  $     104,688
     1,400      Covance, Inc.*..........................................................................         67,186
     1,600      Pharmaceutical Product Development, Inc.*...............................................         92,016
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                263,890
TECHNOLOGY -- COMMUNICATIONS EQUIPMENT -- 6.24%
     3,800      ADTRAN, Inc.............................................................................        119,700
     6,175      Cisco Systems, Inc.*....................................................................        110,718
     6,200      Nokia Oyj (a)...........................................................................        104,842
     1,900      Scientific-Atlanta, Inc.................................................................         71,269
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                406,529
TECHNOLOGY -- ELECTRONIC EQUIPMENT & SUPPLIES -- 7.31%
     2,000      Agilent Technologies, Inc.*.............................................................         65,500
     4,121      AU Optronics Corp. (a)..................................................................         53,408
     3,100      Jabil Circuit, Inc.*....................................................................         95,852
     3,800      Molex, Inc..............................................................................        101,384
     3,400      National Instruments Corp...............................................................         83,776
     4,500      Plexus Corp.*...........................................................................         76,905
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                476,825
TECHNOLOGY -- HARDWARE -- 2.85%
     2,100      Dell, Inc.*.............................................................................         71,820
     8,800      EMC Corp.*..............................................................................        113,872
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                185,692
TECHNOLOGY -- OFFICE ELECTRONICS -- 0.63%
     1,200      Diebold, Inc............................................................................         41,352
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- SEMI-CONDUCTOR -- 20.84%
     5,000      Altera Corp.*...........................................................................         95,550
     3,000      Analog Devices, Inc.....................................................................        111,420
     1,400      Broadcom Corp.*.........................................................................         65,674
     3,200      Cabot Microelectronics Corp.*...........................................................         94,016
     3,100      Cree, Inc.*.............................................................................         77,562
     5,500      Fairchild Semiconductor International, Inc.*............................................         81,730
     3,600      FormFactor, Inc.*.......................................................................         82,152
     4,425      Intel Corp..............................................................................        109,076
     1,200      KLA-Tencor Corp.........................................................................         58,512
     1,850      Maxim Integrated Products, Inc..........................................................         78,903
     2,650      Microchip Technology, Inc...............................................................         79,818
     4,300      MKS Instruments, Inc.*..................................................................         74,089
     2,600      Novellus Systems, Inc.*.................................................................         65,208
     5,800      Semtech Corp.*..........................................................................         95,526


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
TECHNOLOGY -- SEMI-CONDUCTOR -- 20.84% (CONTINUED)
     2,450      SanDisk Corp.*.........................................................................   $     118,213
     2,100      Texas Instruments, Inc..................................................................         71,190
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,358,639
TECHNOLOGY -- SOFTWARE -- 16.12%
    12,700      BEA Systems, Inc.*......................................................................        114,045
     4,300      Cadence Design Systems, Inc.*...........................................................         69,488
     3,600      Citrix Systems, Inc.*...................................................................         90,504
     3,900      FileNET Corp.*..........................................................................        108,810
     2,400      Kronos, Inc.*...........................................................................        107,136
     3,900      Manhattan Associates, Inc.*.............................................................         90,480
     4,500      Microsoft Corp..........................................................................        115,785
     8,200      Oracle Corp.*...........................................................................        101,598
     6,800      Red Hat, Inc.*..........................................................................        144,092
     4,800      Symantec Corp.*.........................................................................        108,768
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,050,706

TOTAL COMMON STOCKS.....................................................................................      6,224,581
---------------------------------------------------------------------------------------------------------------------------
(COST $5,149,310)

MONEY MARKET ACCOUNT -- 4.38%
   285,167      PNC Bank Money Market...................................................................        285,167
---------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT..............................................................................        285,167
---------------------------------------------------------------------------------------------------------------------------
(COST $285,167)

TOTAL INVESTMENTS -- 99.87%..............................................................................      6,509,748
---------------------------------------------------------------------------------------------------------------------------
(COST $5,447,774)

Other assets in excess of liabilities -- 0.13%...........................................................          8,644
                                                                                                          --------------

TOTAL NET ASSETS -- 100.00%.............................................................................. $    6,518,392
                                                                                                          ==============

(A) AMERICAN DEPOSITORY RECEIPT.

* NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 94.41%
BUSINESS SERVICES -- 6.09%
   116,500      FirstService Corp.*..................................................................... $    2,673,675
    97,000      Heidrick & Struggles International, Inc.*...............................................      3,140,860
   149,900      Korn/Ferry International*...............................................................      2,456,861
   140,900      Navigant Consulting, Inc.*..............................................................      2,699,644
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             10,971,040
CONSUMER CYCLICAL -- 27.62%
    67,100      Alliance Gaming Corp.*..................................................................        728,035
    79,400      Ameristar Casinos, Inc..................................................................      1,654,695
   157,000      Borders Group, Inc......................................................................      3,480,690
    64,300      Central Garden & Pet Co.*...............................................................      2,909,575
   163,600      Christopher & Banks Corp................................................................      2,269,132
   111,107      GameStop Corp.*.........................................................................      3,154,328
    41,300      Isle of Capri Casinos, Inc.*............................................................        882,994
   143,500      J. Jill Group, Inc.*....................................................................      2,270,170
   259,400      Lions Gate Entertainment Corp.*.........................................................      2,474,676
   145,500      Monaco Coach Corp.......................................................................      2,144,670
   113,700      Orient-Express Hotels Ltd. -- Class A....................................................     3,231,354
    45,700      Overstock.com, Inc.*....................................................................      1,752,595
    55,500      Oxford Industries, Inc..................................................................      2,504,160
    72,400      Penn National Gaming, Inc.*.............................................................      2,252,364
   149,000      Rent-A-Center, Inc.*....................................................................      2,877,190
   129,700      Tuesday Morning Corp....................................................................      3,355,339
    59,700      WCI Communities, Inc.*..................................................................      1,693,689
    84,600      Winnebago Industries, Inc...............................................................      2,450,862
   174,400      WMS Industries, Inc.*...................................................................      4,905,872
   100,400      Zale Corp.*.............................................................................      2,728,872
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             49,721,262
CONSUMER DISCRETIONARY -- 0.30%
    31,400      Gentex Corp.............................................................................        546,360
---------------------------------------------------------------------------------------------------------------------------


CONSUMER STAPLES -- 2.59%
   105,600      Performance Food Group Co.*.............................................................      3,332,736
    37,600      United Natural Foods, Inc.*.............................................................      1,329,536
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              4,662,272
EDUCATION -- 7.75%
    43,667      Bright Horizons Family Solutions, Inc.*.................................................      1,676,813
   282,400      Corinthian Colleges, Inc.*..............................................................      3,747,448
   193,200      DeVry, Inc.*............................................................................      3,680,460
   153,800      Educate, Inc.*..........................................................................      2,307,000
    51,500      ITT Educational Services, Inc.*.........................................................      2,541,525
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             13,953,246


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
FINANCIAL -- 5.51%
     9,800      A.G. Edwards, Inc.......................................................................  $     429,338
   101,200      Boston Private Financial Holdings, Inc..................................................      2,685,848
    55,400      GAMCO Investors, Inc....................................................................      2,540,090
    35,000      Raymond James Financial, Inc............................................................      1,124,200
   115,100      W.P. Stewart & Co., Ltd.................................................................      2,569,032
    15,700      Wilmington Trust Corp...................................................................        572,265
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              9,920,773
HEALTH CARE -- BIOMEDICAL -- 3.39%
   149,650      Amylin Pharmaceuticals, Inc.*...........................................................      5,206,324
    15,700      Stericycle, Inc.*.......................................................................        897,255
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              6,103,579
HEALTH CARE -- DRUGS -- 3.72%
   212,000      Axcan Pharma, Inc.*.....................................................................      2,739,040
   135,100      First Horizon Pharmaceutical Corp.*.....................................................      2,684,437
   165,000      QLT, Inc.*..............................................................................      1,265,550
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              6,689,027
HEALTH CARE -- EQUIPMENT & SUPPLIES -- 9.65%
   298,900      Align Technology, Inc.*.................................................................      2,008,608
   126,400      American Medical Systems Holdings, Inc.*................................................      2,546,960
    65,500      Cambrex Corp............................................................................      1,241,880
   106,200      Immucor, Inc.*..........................................................................      2,914,128
    31,650      INAMED Corp.*...........................................................................      2,395,272
    80,400      Mentor Corp.............................................................................      4,422,804
    44,100      Sybron Dental Specialties, Inc.*........................................................      1,833,678
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             17,363,330
HEALTH CARE -- PRODUCTS -- 0.34%
     9,900      Fisher Scientific International, Inc.*..................................................        614,295
---------------------------------------------------------------------------------------------------------------------------


HEALTH CARE -- PROVIDERS & SERVICES -- 3.85%
    26,800      Charles River Laboratories International, Inc.*.........................................      1,169,016
    27,800      Covance Inc.*...........................................................................      1,334,122
    63,200      Pharmaceutical Product Development, Inc.*...............................................      3,634,632
    31,200      VCA Antech, Inc.*.......................................................................        796,224
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              6,933,994
INFORMATION TECHNOLOGY -- ELECTRONIC EQUIPMENT & SUPPLIES -- 1.04%
   116,400      Dolby Laboratories, Inc.- Class A*......................................................      1,862,400
---------------------------------------------------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
TECHNOLOGY -- COMMUNICATIONS EQUIPMENT -- 2.12%
   121,400      ADTRAN, Inc............................................................................. $    3,824,100
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- ELECTRONIC EQUIPMENT & SUPPLIES -- 1.33%
    97,400      National Instruments Corp...............................................................      2,399,936
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- EQUIPMENT -- 2.66%
    66,167      Kronos, Inc.*...........................................................................      2,953,695
   107,350      Plexus Corp.*...........................................................................      1,834,611
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              4,788,306
TECHNOLOGY -- SEMI-CONDUCTOR -- 12.22%
   111,600      Cabot Microelectronics Corp.*...........................................................      3,278,808
   141,300      Cree, Inc.*.............................................................................      3,535,326
   228,700      Fairchild Semiconductor International, Inc.*............................................      3,398,482
    77,200      FormFactor, Inc.*.......................................................................      1,761,704
   312,500      Micrel, Inc.*...........................................................................      3,509,375
   166,500      MKS Instruments, Inc.*..................................................................      2,868,795
   221,800      Semtech Corp.*..........................................................................      3,653,046
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             22,005,536
TECHNOLOGY -- SOFTWARE -- 4.23%
   164,600      FileNET Corp.*..........................................................................      4,592,340
   130,000      Manhattan Associates, Inc.*.............................................................      3,016,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              7,608,340
TOTAL COMMON STOCK......................................................................................    169,967,796
---------------------------------------------------------------------------------------------------------------------------
(COST $156,664,695)

MONEY MARKET ACCOUNT -- 6.23%
11,222,714      PNC Bank Money Market...................................................................     11,222,714
---------------------------------------------------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT..............................................................................     11,222,714
---------------------------------------------------------------------------------------------------------------------------
(COST $11,222,714)

TOTAL INVESTMENTS -- 100.64%.............................................................................   181,190,510
---------------------------------------------------------------------------------------------------------------------------
(COST $167,887,409)

Liabilities in excess of other assets -- (0.64%).........................................................    (1,155,997)
                                                                                                           ------------

TOTAL NET ASSETS -- 100.00%..............................................................................  $ 180,034,513
                                                                                                           =============

* -- NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 91.46%
BUSINESS SERVICES -- 5.25%
     6,200      ChoicePoint, Inc.*......................................................................   $    267,654
     9,500      Hewitt Associates, Inc.*................................................................        259,160
     8,800      Iron Mountain, Inc.*....................................................................        322,960
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                849,774
CONSUMER CYCLICAL -- 27.27%
     2,000      Abercrombie & Fitch Co.-Class A.........................................................         99,700
     4,800      Autoliv, Inc............................................................................        208,800
     7,400      Barnes & Noble, Inc.....................................................................        278,980
     3,900      Boyd Gaming Corp........................................................................        168,168
     5,200      Brunswick Corp..........................................................................        196,196
     4,500      Chico's FAS, Inc.*......................................................................        165,600
    22,100      E\MI Group PLC (a)......................................................................        189,620
     6,600      Fairmont Hotels & Resorts, Inc..........................................................        220,572
     2,700      Harley-Davidson, Inc....................................................................        130,788
     4,600      Harrah's Entertainment, Inc.............................................................        299,874
     3,000      International Game Technology...........................................................         81,000
     4,000      MGM MIRAGE*.............................................................................        175,080
     7,400      Michaels Stores, Inc....................................................................        244,644
       650      Mohawk Industries, Inc.*................................................................         52,162
     5,000      Penn National Gaming, Inc.*.............................................................        155,550
    10,800      PETsMART, Inc...........................................................................        235,224
     5,100      Royal Caribbean Cruises Ltd.............................................................        220,320
    11,550      Take-Two Interactive Software, Inc.*....................................................        255,140
     9,200      The Talbots, Inc........................................................................        275,264
     5,400      Tiffany & Co............................................................................        214,758
     4,200      Weight Watchers International, Inc.*....................................................        216,636
     5,400      Williams-Sonoma, Inc.*..................................................................        207,090
     4,200      Winnebago Industries, Inc...............................................................        121,674
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              4,412,840
CONSUMER STAPLES -- 1.24%
     6,900      CVS Corp................................................................................        200,169
---------------------------------------------------------------------------------------------------------------------------


EDUCATION -- 3.16%
     8,700      Career Education Corp.*.................................................................        309,372
    10,600      DeVry, Inc.*............................................................................        201,930
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                511,302
FINANCIAL -- 8.93%
     7,500      A.G. Edwards, Inc.......................................................................        328,575
     7,400      H&R Block, Inc..........................................................................        177,452
    14,600      Janus Capital Group, Inc................................................................        210,970

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

 SHARES         COMPANY                                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
FINANCIAL -- 8.93% (CONTINUED)
     2,800      Legg Mason, Inc.........................................................................  $     307,132
     3,500      Mellon Financial Corp...................................................................        111,895
     2,400      Principal Financial Group, Inc..........................................................        113,688
     3,000      T. Rowe Price Group, Inc................................................................        195,900
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,445,612
HEALTH CARE -- BIOMEDICAL -- 5.78%
    15,400      Amylin Pharmaceuticals, Inc.*...........................................................        535,766
     8,300      MedImmune, Inc.*........................................................................        279,295
     2,100      Stericycle, Inc.*.......................................................................        120,015
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                935,076
HEALTH CARE -- DRUGS -- 9.19%
     6,300      Barr Pharmaceuticals, Inc.*.............................................................        345,996
     9,100      Medicis Pharmaceutical Corp.............................................................        296,296
     5,400      Pharmaceutical Product Development, Inc.*...............................................        310,554
    10,200      Shire Pharmaceuticals Group PLC (a).....................................................        377,298
     4,300      Watson Pharmaceuticals, Inc.*...........................................................        157,423
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,487,567
HEALTH CARE -- EQUIPMENT & SUPPLIES -- 3.69%
     4,900      Millipore Corp.*........................................................................        308,161
     4,500      Sigma-Aldrich Corp......................................................................        288,270
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                596,431
HEALTH CARE -- PRODUCTS -- 2.38%
     3,100      Fisher Scientific International, Inc.*..................................................        192,355
     4,625      Waters Corp.*...........................................................................        192,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                384,755
HEALTH CARE -- PROVIDERS & SERVICES -- 1.67%
     6,200      Charles River Laboratories International, Inc.*.........................................        270,444
---------------------------------------------------------------------------------------------------------------------------


INFORMATION TECHNOLOGY  SERVICES -- 1.31%
     4,600      Fiserv, Inc.*...........................................................................        211,002
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- COMMUNICATIONS EQUIPMENT -- 3.16%
     4,100      Garmin Ltd..............................................................................        278,103
     6,200      Scientific-Atlanta, Inc.................................................................        232,562
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                510,665
TECHNOLOGY -- ELECTRONIC EQUIPMENT & SUPPLIES -- 1.99%
     7,930      AU Optronics Corp. (a)..................................................................        102,773
     7,100      Jabil Circuit, Inc.*....................................................................        219,532
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                322,305

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
TECHNOLOGY -- HARDWARE -- 1.82%
     6,100      SanDisk Corp. *......................................................................... $      294,325
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- OFFICE ELECTRONICS -- 0.85%
     4,000      Diebold, Inc............................................................................        137,840
---------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY -- SEMICONDUCTOR -- 6.86%
    13,200      Altera Corp.*...........................................................................        252,252
     3,900      KLA-Tencor Corp.........................................................................        190,164
     6,200      National Semiconductor Corp.............................................................        163,060
     9,300      Novellus Systems, Inc.*.................................................................        233,244
    16,500      Semtech Corp.*..........................................................................        271,755
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,110,475
TECHNOLOGY -- SOFTWARE -- 6.91%
    22,500      BEA Systems, Inc.*......................................................................        202,050
    11,800      Cadence Design Systems, Inc.*...........................................................        190,688
     1,900      CheckFree Corp.*........................................................................         71,858
    10,500      Citrix Systems, Inc.*...................................................................        263,970
    18,400      Red Hat, Inc.*..........................................................................        389,896
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              1,118,462

TOTAL COMMON STOCKS.....................................................................................     14,799,044
---------------------------------------------------------------------------------------------------------------------------
(COST $12,779,541)

MONEY MARKET ACCOUNT -- 7.69%
 1,243,946      PNC Bank Money Market...................................................................      1,243,946
---------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT..............................................................................      1,243,946
---------------------------------------------------------------------------------------------------------------------------
(COST $1,243,946)

TOTAL INVESTMENTS -- 99.15%..............................................................................     16,042,990
---------------------------------------------------------------------------------------------------------------------------
(COST $14,023,487)

Other assets in excess of liabilities -- 0.85%...........................................................        137,486
                                                                                                           -------------

TOTAL NET ASSETS -- 100.00%..............................................................................  $  16,180,476
                                                                                                           =============

(A) -- AMERICAN DEPOSITORY RECEIPT

* -- NON-INCOME PRODUCING SECURITY.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES


September 30, 2005 (unaudited)


                                                            BALANCED         LARGE CAP        HIGH YIELD
                                                              FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------

ASSETS:
     Investments at value ..........................     $ 69,301,615      $ 21,195,095      $ 33,947,365
     Receivables:
       Dividends ...................................           35,563            11,231            15,530
       Interest ....................................          415,673               920           499,744
       Capital shares sold .........................          850,477               695               526
       Prepaid expenses and other assets ...........           19,691            24,149            23,999
                                                         ------------      ------------      ------------
        Total assets ...............................       70,623,019        21,232,090        34,487,164
                                                         ------------      ------------      ------------
LIABILITIES:
     Payables:
       Capital shares redeemed .....................           26,133                 -            70,540
       Dividend distributions ......................           21,022                 -            18,923
       Administrative fees .........................            9,817             7,500             8,331
       Professional fees ...........................           16,633             5,787            12,620
       Custody fees ................................            3,615             3,015             3,599
       To advisor ..................................           29,469             1,362             5,871
       Other accrued expenses ......................           39,826            21,680            42,032
                                                         ------------      ------------      ------------
        Total liabilities ..........................          146,515            39,344           161,916
                                                         ------------      ------------      ------------
NET ASSETS .........................................     $ 70,476,504      $ 21,192,746      $ 34,325,248
                                                         ============      ============      ============
NET ASSETS CONSIST OF:
       Capital (capital stock and paid-in capital) .     $ 63,297,012      $ 20,761,439      $ 33,016,564
       Accumulated net investment loss .............         (145,261)           (9,550)          (72,804)
       Accumulated net realized loss from investment
             transactions ..........................       (4,482,969)       (1,503,780)         (281,968)
       Net unrealized appreciation from investment
             transactions ..........................       11,807,722         1,944,637         1,663,456
                                                         ------------      ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ........     $ 70,476,504      $ 21,192,746      $ 34,325,248
                                                         ============      ============      ============
       Investments at cost .........................     $ 57,493,893      $ 19,250,458      $ 32,283,909
                                                         ============      ============      ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                 BALANCED        LARGE CAP       HIGH YIELD
                                                   FUND             FUND            FUND
--------------------------------------------------------------------------------------------

CLASS I SHARES
       Net Assets ........................     $49,982,252     $20,517,232     $12,336,371
                                               ===========     ===========     ===========
       Shares of Capital Stock Outstanding       3,940,364       1,571,939       1,376,929
                                               ===========     ===========     ===========
       Net Asset Value Per Share .........     $     12.68     $     13.05     $      8.96
                                               ===========     ===========     ===========

CLASS A SHARES
       Net Assets ........................     $10,649,416     $   336,731     $12,935,542
                                               ===========     ===========     ===========
       Shares of Capital Stock Outstanding         812,983          25,966       1,350,862
                                               ===========     ===========     ===========
       Net Asset Value Per Share .........     $     13.10     $     12.97     $      9.58
                                               ===========     ===========     ===========

CLASS B SHARES
       Net Assets ........................     $   934,416     $   119,919     $ 2,175,611
                                               ===========     ===========     ===========
       Shares of Capital Stock Outstanding          72,262           9,538         230,537
                                               ===========     ===========     ===========
       Net Asset Value Per Share .........     $     12.93     $     12.57     $      9.44
                                               ===========     ===========     ===========

CLASS C SHARES
       Net Assets ........................     $ 8,894,204     $   208,871     $ 6,867,339
                                               ===========     ===========     ===========
       Shares of Capital Stock Outstanding         686,784          16,608         737,091
                                               ===========     ===========     ===========
       Net Asset Value Per Share .........     $     12.95     $     12.58     $      9.32
                                               ===========     ===========     ===========

CLASS R SHARES
       Net Assets ........................     $    16,216     $     9,993     $    10,385
                                               ===========     ===========     ===========
       Shares of Capital Stock Outstanding           1,291             786           1,178
                                               ===========     ===========     ===========
       Net Asset Value Per Share .........     $     12.56     $     12.71     $      8.82
                                               ===========     ===========     ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)


September 30, 2005 (unaudited)

                                                                                               USA GLOBAL           SCIENCE &
                                                                                                 FUND            TECHNOLOGY FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments at value ......................................................             $ 46,602,386         $  6,509,748
     Receivables:
       Dividends ...............................................................                   33,162                  683
       Interest ................................................................                    5,657                  513
       Capital shares sold .....................................................                    9,410               11,803
       From advisor ............................................................                       --               19,689
     Prepaid expenses and other assets .........................................                   24,078               26,469
                                                                                             ------------         ------------
        Total assets ...........................................................               46,674,693            6,568,905
                                                                                             ------------         ------------
LIABILITIES:
     Payables:
       Investment securities purchased .........................................                  424,065               27,075
       Capital shares redeemed .................................................                  718,375                   --
       Administrative fees .....................................................                    9,417                7,500
       Professional fees .......................................................                   11,997                1,576
       Custody fees ............................................................                    2,936                4,846
       To advisor ..............................................................                   21,969                   --
       Other accrued expenses ..................................................                   32,301                9,516
                                                                                             ------------         ------------
        Total liabilities ......................................................                1,221,060               50,513
                                                                                             ------------         ------------
NET ASSETS .....................................................................             $ 45,453,633         $  6,518,392
                                                                                             ============         =============
NET ASSETS CONSIST OF:
     Capital (capital stock and paid-in capital) ...............................             $ 44,009,009         $  5,324,519
     Accumulated net investment loss ...........................................                  (14,174)             (26,759)
     Accumulated net realized gain (loss) from investment
           transactions ........................................................               (3,504,947)             158,658
     Net unrealized appreciation from
           investment transactions .............................................                4,963,745            1,061,974
                                                                                             ------------         ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....................................             $ 45,453,633         $  6,518,392
                                                                                             ============         =============
     Investments at cost .......................................................             $ 41,638,641         $  5,447,774
                                                                                             ============         =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                              USA GLOBAL            SCIENCE &
                                                                                                 FUND            TECHNOLOGY FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
       Net Assets ..........................................................                 $42,473,755           $ 4,328,354
                                                                                             ===========           ===========
       Shares of Capital Stock Outstanding .................................                   2,814,904               335,759
                                                                                             ===========           ===========
       Net Asset Value Per Share ...........................................                 $     15.09           $     12.89
                                                                                             ===========           ===========

CLASS A SHARES
       Net Assets ..........................................................                 $ 1,745,183           $ 1,092,677
                                                                                             ===========           ===========
       Shares of Capital Stock Outstanding .................................                     116,687                85,621
                                                                                             ===========           ===========
       Net Asset Value Per Share ...........................................                 $     14.96           $     12.76
                                                                                             ===========           ===========

CLASS B SHARES
       Net Assets ..........................................................                 $    57,309           $   425,971
                                                                                             ===========           ===========
       Shares of Capital Stock Outstanding .................................                       3,940                34,389
                                                                                             ===========           ===========
       Net Asset Value Per Share ...........................................                 $     14.55           $     12.39
                                                                                             ===========           ===========

CLASS C SHARES
       Net Assets ..........................................................                 $ 1,167,060           $   659,170
                                                                                             ===========           ===========
       Shares of Capital Stock Outstanding .................................                      80,198                53,192
                                                                                             ===========           ===========
       Net Asset Value Per Share ...........................................                 $     14.56           $     12.39
                                                                                             ===========           ===========

CLASS R SHARES
       Net Assets ..........................................................                 $    10,326           $    12,220
                                                                                             ===========           ===========
       Shares of Capital Stock Outstanding .................................                         699                   963
                                                                                             ===========           ===========
       Net Asset Value Per Share ...........................................                 $     14.77           $     12.69
                                                                                             ===========           ===========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)


September 30, 2005 (unaudited)

                                                         SMALL CAP           MID CAP
                                                            FUND               FUND
-----------------------------------------------------------------------------------------
ASSETS:
     Investments at value ........................     $ 181,190,510      $  16,042,990
     Receivables:
       Investment securities sold ................                --             52,486
       Dividends .................................            31,459             11,108
       Interest ..................................            30,559              3,938
       Capital shares sold .......................           646,545             69,039
       From advisor ..............................                --              7,645
     Prepaid expenses and other assets ...........            44,161             20,127
                                                       -------------      -------------
        Total assets .............................       181,943,234         16,207,333
                                                       -------------      -------------
LIABILITIES:
     Payables:
       Investment securities purchased ...........         1,106,910                 --
       Capital shares redeemed ...................           509,463              2,245
       Administrative fees .......................            19,220              7,500
       Professional fees .........................            39,397              2,790
       Custody fees ..............................             2,990              2,866
       To advisor ................................           115,974                 --
       Other accrued expenses ....................           114,767             11,456
                                                       -------------      -------------
        Total liabilities ........................         1,908,721             26,857
                                                       -------------      -------------
NET ASSETS .......................................     $ 180,034,513      $  16,180,476
                                                       =============      =============
NET ASSETS CONSIST OF:
       Capital (capital stock and paid-in capital)     $ 165,369,698      $  14,086,328
       Accumulated net investment loss ...........          (841,471)           (65,478)
       Accumulated net realized gain from
              investment transactions ............         2,203,185            140,123
       Net unrealized appreciation from
             investment transactions .............        13,303,101          2,019,503
                                                       -------------      -------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ......     $ 180,034,513      $  16,180,476
                                                       =============      =============
       Investments at cost .......................     $ 167,887,409      $  14,023,487
                                                       =============      =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                 SMALL CAP         MID CAP
                                                    FUND            FUND
-----------------------------------------------------------------------------
CLASS I SHARES
       Net Assets ........................     $  8,185,819     $  3,132,684
                                               ============     ============
       Shares of Capital Stock Outstanding          498,593          219,612
                                               ============     ============
       Net Asset Value Per Share .........     $      16.42     $      14.26
                                               ============     ============

CLASS A SHARES
       Net Assets ........................     $149,595,731     $  7,492,406
                                               ============     ============
       Shares of Capital Stock Outstanding        9,204,292          529,621
                                               ============     ============
       Net Asset Value Per Share .........     $      16.25     $      14.15
                                               ============     ============

CLASS B SHARES
       Net Assets ........................     $  3,024,444     $    203,172
                                               ============     ============
       Shares of Capital Stock Outstanding          191,626           14,749
                                               ============     ============
       Net Asset Value Per Share .........     $      15.78     $      13.78
                                               ============     ============

CLASS C SHARES
       Net Assets ........................     $ 19,216,734     $  5,340,561
                                               ============     ============
       Shares of Capital Stock Outstanding        1,217,362          387,432
                                               ============     ============
       Net Asset Value Per Share .........     $      15.79     $      13.78
                                               ============     ============

CLASS R SHARES
       Net Assets ........................     $     11,785     $     11,653
                                               ============     ============
       Shares of Capital Stock Outstanding              729              828
                                               ============     ============
       Net Asset Value Per Share .........     $      16.17     $      14.07
                                               ============     ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
OF OPERATIONS


Six Months Ended September 30, 2005 (unaudited)



                                                             BALANCED        LARGE CAP       HIGH YIELD       USA GLOBAL
                                                               FUND            FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ...........................................     $   426,328      $   134,256      $   102,647      $   254,146
Interest ............................................         947,254            3,703        1,067,298           29,609
Foreign taxes withheld ..............................            (149)          (8,829)          (2,457)              --
                                                          -----------      -----------      -----------      -----------
                                                            1,373,433          129,130        1,167,488          283,755
                                                          -----------      -----------      -----------      -----------
EXPENSES:
Advisor fees ........................................         262,504           85,296          174,446          178,892
Transfer Agent fees .................................         104,693           97,071          104,288          102,933
Administration fees .................................          94,330           86,500           92,157           94,384
Registration fees ...................................          37,515           32,930           33,855           33,855
12b-1 distribution fees .............................          32,919            1,307           38,087            7,422
Shareholder service fees ............................          21,942              898           39,037            4,282
Audit fees ..........................................          12,225            4,065            8,976            8,236
Custodian fees ......................................           9,239            8,277           10,145            8,874
Legal fees ..........................................           7,596            2,485            5,465            5,095
Printing fees .......................................           7,384            2,378            5,525            5,117
Director fees .......................................           5,807            1,869            4,164            3,866
Insurance fees ......................................           2,859              835            2,422            2,211
Miscellaneous fees ..................................           8,392            4,712           10,377            8,115
                                                          -----------      -----------      -----------      -----------
   Total expenses before reimbursement and waivers ..         607,405          328,623          528,944          463,282
   Less: expense reimbursement and waivers ..........        (198,164)        (189,943)        (216,318)        (165,352)
                                                          -----------      -----------      -----------      -----------
   Net expenses .....................................         409,241          138,680          312,626          297,930
                                                          -----------      -----------      -----------      -----------
   Net investment income (loss) .....................         964,192           (9,550)         854,862          (14,175)
                                                          -----------      -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) from investment transactions        (348,647)         456,839         (281,967)        (335,828)
Net unrealized appreciation on investments ..........       3,127,378          119,693          178,835        3,989,113
                                                          -----------      -----------      -----------      -----------
                                                            2,778,731          576,532         (103,132)       3,653,285
                                                          -----------      -----------      -----------      -----------
Net increase in net assets resulting from operations      $ 3,742,923      $   566,982      $   751,730      $ 3,639,110
                                                          ===========      ===========      ===========      ===========




                                                               SCIENCE &       SMALL CAP        MID CAP
                                                           TECHNOLOGY FUND        FUND           FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ...........................................       $    18,685      $   330,337      $    35,240
Interest ............................................             1,707          179,423           18,362
Foreign taxes withheld ..............................            (1,738)              --           (1,003)
                                                            -----------      -----------      -----------
                                                                 18,654          509,760           52,599
                                                            -----------      -----------      -----------
EXPENSES:
Advisor fees ........................................            24,518          669,924           54,219
Transfer Agent fees .................................            85,136          173,809           86,400
Administration fees .................................            86,500          136,488           86,500
Registration fees ...................................            33,855           42,090           32,349
12b-1 distribution fees .............................             3,669           81,379           18,032
Shareholder service fees ............................             2,516          199,517           13,295
Audit fees ..........................................             1,098           32,801            2,376
Custodian fees ......................................            10,201           14,732            8,886
Legal fees ..........................................               682           19,452            1,312
Printing fees .......................................               621           18,059            1,444
Director fees .......................................               532           16,428            1,158
Insurance fees ......................................               433            8,094              142
Miscellaneous fees ..................................             3,640           10,740            4,224
                                                            -----------      -----------      -----------
   Total expenses before reimbursement and waivers ..           253,401        1,423,513          310,337
   Less: expense reimbursement and waivers ..........          (207,988)         (72,282)        (192,260)
                                                            -----------      -----------      -----------
   Net expenses .....................................            45,413        1,351,231          118,077
                                                            -----------      -----------      -----------
   Net investment income (loss) .....................           (26,759)        (841,471)         (65,478)
                                                            -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) from investment transactions           175,228        2,523,454          208,404
Net unrealized appreciation on investments ..........           543,181        6,237,222        1,150,111
                                                            -----------      -----------      -----------
                                                                718,409        8,760,676        1,358,515
                                                            -----------      -----------      -----------
Net increase in net assets resulting from operations        $   691,650      $ 7,919,205      $ 1,293,037
                                                            ===========      ===========      ===========




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44 & 45

STATEMENTS OF CHANGES
IN NET ASSETS


                                                                                            BALANCED FUND

                                                                              SIX MONTHS ENDED                YEAR
                                                                             SEPTEMBER 30, 2005               ENDED
                                                                                 (UNAUDITED)             MARCH 31, 2005
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ..............................               $    964,192                $  1,806,264
     Net realized gain (loss) from investment transactions .....                   (348,647)                 (1,088,310)
     Net unrealized appreciation (depreciation) on investments .                  3,127,378                   4,729,938
                                                                               ------------                ------------
         Net increase in net assets
            resulting from operations ..........................                  3,742,923                   5,447,892

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income .....................................                 (1,063,517)                 (1,803,625)
     Net realized gain from investment transactions ............                         --                          --
                                                                               ------------                ------------
         Total distributions to shareholders ...................                 (1,063,517)                 (1,803,625)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold ...............................................                  6,493,994                  10,558,499
     Reinvested distributions ..................................                  1,024,641                   1,768,921
     Shares redeemed ...........................................                 (1,227,627)                 (1,509,524)
     Redemption fees ...........................................                        636                         355
                                                                               ------------                ------------
         Net increase (decrease) from capital share transactions                  6,291,644                  10,818,251
                                                                               ------------                ------------
         Net increase (decrease) in net assets .................                  8,971,050                  14,462,518
                                                                               ------------                ------------

NET ASSETS:
     Beginning of period .......................................                 61,505,454                  47,042,936
                                                                               ------------                ------------
     End of period .............................................               $ 70,476,504                $ 61,505,454
                                                                               ============                ============
     Undistributed net investment income (loss) at end of period               $   (145,261)               $    (45,936)
                                                                               ============                ============
*Fund share transactions:
     Shares issued .............................................                    512,655                     865,306
     Reinvested distributions ..................................                     81,751                     147,753
     Shares redeemed ...........................................                    (96,722)                   (123,932)
                                                                               ------------                ------------
         Net increase (decrease) in fund shares ................                    497,684                     889,127
                                                                               ============                ============




                                                                                              LARGE CAP FUND

                                                                               SIX MONTHS ENDED                   YEAR
                                                                              SEPTEMBER 30, 2005                  ENDED
                                                                                  (UNAUDITED)                MARCH 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ..............................                  $     (9,550)               $     30,572
     Net realized gain (loss) from investment transactions .....                       456,839                      76,272
     Net unrealized appreciation (depreciation) on investments .                       119,693                     119,157
                                                                                  ------------                ------------
         Net increase in net assets
            resulting from operations ..........................                       566,982                     226,001

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income .....................................                       (11,382)                    (19,190)
     Net realized gain from investment transactions ............                            --                          --
                                                                                  ------------                ------------
         Total distributions to shareholders ...................                       (11,382)                    (19,190)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold ...............................................                       277,193                     931,280
     Reinvested distributions ..................................                        11,126                      18,761
     Shares redeemed ...........................................                      (686,792)                 (2,279,417)
     Redemption fees ...........................................                            71                          19
                                                                                  ------------                ------------
         Net increase (decrease) from capital share transactions                      (398,402)                 (1,329,357)
                                                                                  ------------                ------------
         Net increase (decrease) in net assets .................                       157,198                  (1,122,546)
                                                                                  ------------                ------------

NET ASSETS:
     Beginning of period .......................................                    21,035,548                  22,158,094
                                                                                  ------------                ------------
     End of period .............................................                  $ 21,191,746                $ 21,035,548
                                                                                  ============                ============
     Undistributed net investment income (loss) at end of period                  $     (9,550)               $     11,382
                                                                                  ============                ============
*Fund share transactions:
     Shares issued .............................................                        21,480                      75,023
     Reinvested distributions ..................................                           872                       1,416
     Shares redeemed ...........................................                       (52,675)                   (186,945)
                                                                                  ------------                ------------
         Net increase (decrease) in fund shares ................                       (30,323)                   (110,506)
                                                                                  ============                ============




                                                                                            HIGH YIELD FUND

                                                                               SIX MONTHS ENDED                 YEAR
                                                                              SEPTEMBER 30, 2005                ENDED
                                                                                  (UNAUDITED)              MARCH 31, 2005
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ..............................                 $    854,862                $  1,261,564
     Net realized gain (loss) from investment transactions .....                     (281,967)                    718,756
     Net unrealized appreciation (depreciation) on investments .                      178,835                    (816,775)
                                                                                 ------------                ------------
         Net increase in net assets
            resulting from operations ..........................                      751,730                   1,163,545

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income .....................................                     (912,499)                 (1,255,710)
     Net realized gain from investment transactions ............                     (460,140)                   (203,126)
                                                                                 ------------                ------------
         Total distributions to shareholders ...................                   (1,372,639)                 (1,458,836)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold ...............................................                    5,950,131                  27,940,067
     Reinvested distributions ..................................                    1,246,618                   1,260,007
     Shares redeemed ...........................................                  (17,653,328)                (14,952,469)
     Redemption fees ...........................................                        2,251                         124
                                                                                 ------------                ------------
         Net increase (decrease) from capital share transactions                  (10,454,328)                 14,247,729
                                                                                 ------------                ------------
         Net increase (decrease) in net assets .................                  (11,075,237)                 13,952,438
                                                                                 ------------                ------------

NET ASSETS:
     Beginning of period .......................................                   45,400,485                  31,448,047
                                                                                 ------------                ------------
     End of period .............................................                 $ 34,325,248                $ 45,400,485
                                                                                 ============                ============
     Undistributed net investment income (loss) at end of period                 $    (72,804)               $    (15,167)
                                                                                 ============                ============
*Fund share transactions:
     Shares issued .............................................                      612,240                   2,860,332
     Reinvested distributions ..................................                      131,840                     130,464
     Shares redeemed ...........................................                   (1,815,246)                 (1,521,547)
                                                                                 ------------                ------------
         Net increase (decrease) in fund shares ................                   (1,071,166)                  1,469,249
                                                                                 ============                ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46 & 47

STATEMENTS OF CHANGES
IN NET ASSETS (CONTINUED)


                                                                                             USA GLOBAL FUND

                                                                             SIX MONTHS ENDED                  YEAR
                                                                            SEPTEMBER 30, 2005                 ENDED
                                                                                (unaudited)               MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................               $     (14,175)               $     145,909
     Net realized gain (loss) from investment transactions ...                    (335,828)                     (36,949)
     Net unrealized appreciation (depreciation) on investments                   3,989,113                     (832,148)
                                                                             -------------                -------------
         Net increase (decrease) in net assets
              resulting from operations ......................                   3,639,110                     (723,188)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...................................                      (3,035)                    (154,058)
     Net realized gain from investment transactions ..........                          --                           --
                                                                             -------------                -------------
         Total distributions to shareholders .................                      (3,035)                    (154,058)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold .............................................                     852,141                    3,459,353
     Reinvested distributions ................................                       2,981                      151,778
     Shares repurchased ......................................                  (1,833,673)                  (2,927,612)
     Redemption fees received ................................                         102                            8
                                                                             -------------                -------------
         Net increase from capital share transactions ........                    (978,449)                     683,527
                                                                             -------------                -------------
         Net increase (decrease) in net assets ...............                   2,657,626                     (193,719)
                                                                             -------------                -------------

NET ASSETS:
     Beginning of year .......................................                  42,796,007                   42,989,726
                                                                             -------------                -------------
     End of year .............................................               $  45,453,633                $  42,796,007
                                                                             =============                =============
     Undistributed net investment income at end of year ......               $     (14,174)               $       3,036
                                                                             =============                =============
*Fund share transactions:
     Shares issued ...........................................                      58,331                      251,845
     Reinvested distributions ................................                         210                       10,476
     Shares redeemed .........................................                    (126,031)                    (213,062)
                                                                             -------------                -------------
         Net increase in fund shares .........................                     (67,490)                      49,259
                                                                             =============                =============


                                                                                           SCIENCE &
                                                                                         TECHNOLOGY FUND

                                                                           SIX MONTHS ENDED                  YEAR
                                                                          SEPTEMBER 30, 2005                 ENDED
                                                                              (unaudited)               MARCH 31, 2005
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................               $     (26,759)               $     (47,929)
     Net realized gain (loss) from investment transactions ...                     175,228                      189,117
     Net unrealized appreciation (depreciation) on investments                     543,181                     (526,396)
                                                                             -------------                -------------
         Net increase (decrease) in net assets
              resulting from operations ......................                     691,650                     (385,208)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...................................                          --                           --
     Net realized gain from investment transactions ..........                    (118,105)                     (10,483)
                                                                             -------------                -------------
         Total distributions to shareholders .................                    (118,105)                     (10,483)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold .............................................                     358,213                    1,694,679
     Reinvested distributions ................................                     114,965                       10,297
     Shares repurchased ......................................                    (216,421)                  (1,534,779)
     Redemption fees received ................................                          26                            2
                                                                             -------------                -------------
         Net increase from capital share transactions ........                     256,783                      170,199
                                                                             -------------                -------------
         Net increase (decrease) in net assets ...............                     830,328                     (225,492)
                                                                             -------------                -------------

NET ASSETS:
     Beginning of year .......................................                   5,688,064                    5,913,556
                                                                             -------------                -------------
     End of year .............................................               $   6,518,392                $   5,688,064
                                                                             =============                =============
     Undistributed net investment income at end of year ......               $     (26,759)               $          --
                                                                             =============                =============
*Fund share transactions:
     Shares issued ...........................................                      29,504                      143,670
     Reinvested distributions ................................                       9,687                          813
     Shares redeemed .........................................                     (17,478)                    (130,968)
                                                                             -------------                -------------
         Net increase in fund shares .........................                      21,713                       13,515
                                                                             =============                =============



                                                                                            SMALL CAP FUND

                                                                           SIX MONTHS ENDED                   YEAR
                                                                          SEPTEMBER 30, 2005                  ENDED
                                                                              (unaudited)                MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................               $    (841,471)               $    (758,907)
     Net realized gain (loss) from investment transactions ...                   2,523,454                    1,502,749
     Net unrealized appreciation (depreciation) on investments                   6,237,222                    2,065,927
                                                                             -------------                -------------
         Net increase (decrease) in net assets
              resulting from operations ......................                   7,919,205                    2,809,769

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...................................                          --                           --
     Net realized gain from investment transactions ..........                    (990,851)                     (67,143)
                                                                             -------------                -------------
         Total distributions to shareholders .................                    (990,851)                     (67,143)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold .............................................                  39,788,657                  140,026,983
     Reinvested distributions ................................                     897,441                       63,128
     Shares repurchased ......................................                 (15,726,852)                 (28,553,528)
     Redemption fees received ................................                       5,415                        2,199
                                                                             -------------                -------------
         Net increase from capital share transactions ........                  24,964,661                  111,538,782
                                                                             -------------                -------------
         Net increase (decrease) in net assets ...............                  31,893,015                  114,281,408
                                                                             -------------                -------------

NET ASSETS:
     Beginning of year .......................................                 148,141,498                   33,860,090
                                                                             -------------                -------------
     End of year .............................................               $ 180,034,513                $ 148,141,498
                                                                             =============                =============
     Undistributed net investment income at end of year ......               $    (841,471)               $          --
                                                                             =============                =============
*Fund share transactions:
     Shares issued ...........................................                   2,478,021                    9,279,928
     Reinvested distributions ................................                      55,725                        3,851
     Shares redeemed .........................................                    (982,456)                  (1,971,411)
                                                                             -------------                -------------
         Net increase in fund shares .........................                   1,551,290                    7,312,368
                                                                             =============                =============



                                                                                              MID CAP FUND

                                                                              SIX MONTHS ENDED                  YEAR
                                                                             SEPTEMBER 30, 2005                 ENDED
                                                                                (unaudited)                MARCH 31, 2005
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................                 $     (65,478)               $     (64,029)
     Net realized gain (loss) from investment transactions ...                       208,404                       58,158
     Net unrealized appreciation (depreciation) on investments                     1,150,111                      187,381
                                                                               -------------                -------------
         Net increase (decrease) in net assets
              resulting from operations ......................                     1,293,037                      181,510

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...................................                            --                           --
     Net realized gain from investment transactions ..........                       (12,219)                     (87,277)
                                                                               -------------                -------------
         Total distributions to shareholders .................                       (12,219)                     (87,277)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold .............................................                     4,654,610                    7,678,703
     Reinvested distributions ................................                        12,130                       86,245
     Shares repurchased ......................................                      (739,830)                  (1,341,692)
     Redemption fees received ................................                         1,636                           30
                                                                               -------------                -------------
         Net increase from capital share transactions ........                     3,928,546                    6,423,286
                                                                               -------------                -------------
         Net increase (decrease) in net assets ...............                     5,209,364                    6,517,519
                                                                               -------------                -------------

NET ASSETS:
     Beginning of year .......................................                    10,971,112                    4,453,593
                                                                               -------------                -------------
     End of year .............................................                 $  16,180,476                $  10,971,112
                                                                               =============                =============
     Undistributed net investment income at end of year ......                 $     (65,478)               $          --
                                                                               =============                =============
*Fund share transactions:
     Shares issued ...........................................                       348,751                      611,657
     Reinvested distributions ................................                           913                        6,546
     Shares redeemed .........................................                       (55,437)                    (109,555)
                                                                               -------------                -------------
         Net increase in fund shares .........................                       294,227                      508,648
                                                                               =============                =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48 & 49

NOTES TO FINANCIAL
STATEMENTS






1. ORGANIZATION:
The AFBA 5Star Fund, Inc. (the Company), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with the following series: AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds". Each Fund offers five classes of shares, Class A, Class B, Class C, Class I and Class R. Shares of all classes of a Fund represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services provided to them.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION - Equity securities owned by a Fund are valued using the official closing price or the last sale price on the Exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, or the price is not considered representative of market value, any security or other asset is valued at its fair value as determined in good faith by the Company's Valuation Committee under procedures adopted by the Company's Board of Directors.

B. FEDERAL AND STATE TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

C. OPTIONS - In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of September 30, 2005.

D. EXPENSES - The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund or class are charged to that Fund or class, while general Fund expenses are allocated among the Company's respective series based on relative net assets.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

E. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS - Dividends from the Balanced Fund's net investment income, if any, are declared and paid quarterly. Dividends from the High Yield Fund's net investment income, if any, are declared and paid monthly. Dividends from the Large Cap, USA Global, Science & Technology, Small Cap and Mid Cap Funds' net investment income, if any, are declared and paid semi-annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date. Distributions of net investment income are determined on a class level and realized gains are determined on a Fund level.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

H. INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Company enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Company in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

3. CAPITAL SHARE TRANSACTIONS:
The Balanced, Large Cap, High Yield, USA Global and Mid Cap Funds are authorized to issue 10,000,000 shares per class with a Par Value of $1.00. Science & Technology and Small Cap Funds are authorized to issue 5,000,000 shares per class with a Par Value of $1.00.

With limited exceptions, a 2% fee is assessed on redemptions of Fund shares held less than 60 days to deter short-term trading and protect the interest of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of Fund shares. The fees are paid to the Fund, and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Transactions in the capital shares of the Funds were as follows:

                                                                    BALANCED FUND
                                ------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                                 YEAR ENDED
                                            SEPTEMBER 30, 2005                              MARCH 31, 2005
CLASS I:                           SHARES                    AMOUNT                   SHARES               AMOUNT
                                ------------------------------------------------------------------------------------
Shares issued                      68,725                $     852,090                 77,779           $    937,406
Shares reinvested                  65,587                      817,626                129,169              1,540,552
Shares redeemed                   (23,391)                    (292,859)               (43,680)              (526,181)
                                ---------                -------------               --------           ------------
Net increase                      110,921                $   1,376,857                163,268           $  1,951,777
                                =========                =============               ========           ============

CLASS A:                           SHARES                    AMOUNT                   SHARES               AMOUNT
                                ------------------------------------------------------------------------------------
Shares issued                     276,792                $   3,533,870                405,067           $  4,957,408
Shares reinvested                   9,159                      117,938                 10,685                131,932
Shares redeemed                   (49,291)                    (626,963)               (75,257)              (923,175)
                                ---------                -------------               --------           ------------
Net increase                      236,660                $   3,024,845                340,495           $  4,166,165
                                =========                =============               ========           ============



                                                               BALANCED FUND (CONTINUED)
                                ------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                                 YEAR ENDED
                                            SEPTEMBER 30, 2005                              MARCH 31, 2005
CLASS B:                          SHARES                     AMOUNT                   SHARES               AMOUNT
                                ------------------------------------------------------------------------------------
Shares issued                       8,155                $     103,355                 36,098           $    436,232
Shares reinvested                     684                        8,687                    971                 11,832
Shares redeemed                    (1,787)                     (23,023)                (1,392)               (16,548)
                                ---------                -------------               --------           ------------
Net increase                        7,052                $      89,019                 35,677           $    431,516
                                =========                =============               ========           ============

CLASS C:                          SHARES                     AMOUNT                   SHARES               AMOUNT
                                ------------------------------------------------------------------------------------
Shares issued                     158,385                $   1,997,397                346,114           $  4,224,447
Shares reinvested                   6,300                       80,134                  6,902                 84,290
Shares redeemed                   (21,767)                    (278,085)                (3,603)               (43,265)
                                ---------                  -----------               --------             ----------
Net increase                      142,918                $   1,799,446                349,413           $  4,265,472
                                =========                =============               ========           ============

CLASS R:                          SHARES                     AMOUNT                   SHARES               AMOUNT
                                ------------------------------------------------------------------------------------
Shares issued                         598                $       7,282                    248           $      3,049
Shares reinvested                      21                          256                     26                    315
Shares redeemed                      (486)                      (6,061)                    --                     --
                                ---------                -------------               --------           ------------
Net increase                          133                $       1,477                    274           $      3,364
                                =========                =============               ========           ============


                                                                       LARGE CAP FUND
                                ------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                                 YEAR ENDED
                                            SEPTEMBER 30, 2005                              MARCH 31, 2005
CLASS I:                          SHARES                     AMOUNT                   SHARES               AMOUNT
                                ------------------------------------------------------------------------------------
Shares issued                      18,146                $     234,642                 47,123           $    588,012
Shares reinvested                     872                       11,126                  1,416                 18,761
Shares redeemed                   (40,402)                    (529,769)              (170,105)            (2,072,335)
                                ---------                -------------               --------           ------------
Net decrease                      (21,384)               $    (284,001)              (121,566)          $ (1,465,562)
                                =========                =============               ========           ============

CLASS A:                          SHARES                     AMOUNT                   SHARES               AMOUNT
                                ------------------------------------------------------------------------------------
Shares issued                       2,546                $      32,772                 13,308           $    164,963
Shares redeemed                    (9,185)                    (118,237)               (10,666)              (132,292)
                                ---------                -------------               --------           ------------
Net increase/(decrease)            (6,639)               $     (85,465)                 2,642           $     32,671
                                =========                =============               ========           ============

CLASS B:                          SHARES                     AMOUNT                   SHARES               AMOUNT
                                ------------------------------------------------------------------------------------
Shares issued                          87                $       1,092                  4,756           $     58,500
Shares redeemed                      (379)                      (4,882)                    --                     --
                                ---------                -------------               --------           ------------
Net increase/(decrease)              (292)               $      (3,790)                 4,756           $     58,500
                                =========                =============               ========           ============


NOTES TO FINANCIAL
STATEMENTS (CONTINUED)


                                                              LARGE CAP FUND (CONTINUED)
                                      ---------------------------------------------------------------------------
                                                SIX MONTHS ENDED                             YEAR ENDED
                                               SEPTEMBER 30, 2005                          MARCH 31, 2005
CLASS C:                                SHARES                AMOUNT               SHARES                AMOUNT
                                      ---------------------------------------------------------------------------
Shares issued                               701            $     8,687               9,755             $  118,620
Shares redeemed                          (2,628)               (32,833)             (6,174)               (74,771)
                                      ---------            -----------            --------             ----------
Net increase/(decrease)                  (1,927)           $   (24,146)              3,581             $   43,849
                                      =========            ===========            ========             ==========

CLASS R:                                SHARES                AMOUNT               SHARES                AMOUNT
                                      ---------------------------------------------------------------------------
Shares redeemed                             (81)           $    (1,000)                 81             $    1,000
                                      ---------            -----------            --------             ----------
Net increase/(decrease)                     (81)           $    (1,000)                 81             $    1,000
                                      =========            ===========            ========             ==========


                                                                    HIGH YIELD FUND
                                     ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                             YEAR ENDED
                                               SEPTEMBER 30, 2005                          MARCH 31, 2005
CLASS I:                                SHARES                AMOUNT              SHARES                AMOUNT
                                     ----------------------------------------------------------------------------
Shares issued                            20,371           $    185,823              46,246           $    429,012
Shares reinvested                        44,468                403,623              46,824                434,401
Shares redeemed                         (29,691)              (269,048)            (63,604)              (586,865)
                                     ----------           ------------         -----------           ------------
Net increase                             35,148           $    320,398              29,466           $    276,548
                                     ==========           ============         ===========           ============

CLASS A:                                SHARES                AMOUNT              SHARES                AMOUNT
                                      ---------------------------------------------------------------------------
Shares issued                           568,876          $   5,545,355           2,555,640           $ 25,016,515
Shares reinvested                        65,121                632,499              63,500                630,494
Shares redeemed                      (1,550,583)           (15,157,968)         (1,303,478)           (12,879,060)
                                     ----------           ------------         -----------           ------------
Net increase/(decrease)                (916,586)          $ (8,980,114)          1,315,662           $ 12,767,949
                                     ==========           ============         ===========           ============

CLASS B:                                SHARES                AMOUNT              SHARES                AMOUNT
                                     ----------------------------------------------------------------------------
Shares issued                             8,966           $     86,019              64,301           $    627,430
Shares reinvested                         4,021                 38,437               3,384                 33,138
Shares redeemed                         (22,050)              (212,223)            (36,891)              (359,488)
                                     ----------           ------------         -----------           ------------
Net increase/(decrease)                  (9,063)          $    (87,767)             30,794           $    301,080
                                     ==========           ============         ===========           ============


                                                               HIGH YIELD FUND (CONTINUED)
                                    ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                             YEAR ENDED
                                              SEPTEMBER 30, 2005                          MARCH 31, 2005
CLASS C:                                SHARES               AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                            14,027          $     132,934             194,090          $   1,866,610
Shares reinvested                        18,194                171,738              16,721                161,656
Shares redeemed                        (212,867)            (2,011,338)           (117,574)            (1,126,932)
                                    -----------          -------------          ----------          -------------
Net increase/(decrease)                (180,646)         $  (1,706,666)             93,237          $     901,334
                                    ===========          =============          ==========          =============

CLASS R:                                SHARES               AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                                --          $          --                  55          $         500
Shares reinvested                            36                    321                  35                    318
Shares redeemed                             (55)                  (500)                 --                     --
                                    -----------          -------------          ----------          -------------
Net increase/(decrease)                     (19)         $        (179)                 90          $         818
                                    ===========          =============          ==========          =============

                                                                     USA GLOBAL FUND
                                    ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                             YEAR ENDED
                                              SEPTEMBER 30, 2005                          MARCH 31, 2005
CLASS I:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                            20,478          $     295,741              50,165          $     704,089
Shares reinvested                           208                  2,954              10,345                149,899
Shares redeemed                         (55,584)              (814,433)           (169,944)            (2,335,572)
                                    -----------          -------------          ----------          -------------
Net decrease                            (34,898)         $    (515,738)           (109,434)         $  (1,481,584)
                                    ===========          =============          ==========          =============

CLASS A:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                            35,556          $     524,142              72,103          $     995,468
Shares reinvested                             2                     27                 131                  1,879
Shares redeemed                         (10,817)              (153,989)            (20,429)              (284,626)
                                    -----------          -------------          ----------          -------------
Net increase                             24,741          $     370,180              51,805          $     712,721
                                    ===========          =============          ==========          =============

CLASS B:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                                47          $         635               1,177          $      15,490
Shares redeemed                              --                     --                (589)                (8,220)
                                    -----------          -------------          ----------          -------------
Net increase                                 47          $         635                 588          $       7,270
                                    ===========          =============          ==========          =============

CLASS C:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                             2,250          $      31,623             128,363          $   1,743,806
Shares redeemed                         (59,593)              (864,649)            (22,100)              (299,186)
                                    -----------          -------------          ----------          -------------
Net increase/(decrease)                 (57,343)         $    (833,026)            106,263          $   1,444,620
                                    ===========          =============          ==========          =============

                                                                 USA GLOBAL FUND (CONTINUED)
                                    ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                              YEAR ENDED
                                              SEPTEMBER 30, 2005                           MARCH 31, 2005
CLASS R:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares redeemed                             (37)         $        (500)                 37          $         500
                                    -----------          -------------          ----------          -------------
Net increase/(decrease)                     (37)         $        (500)                 37          $         500
                                    ===========          =============          ==========          =============

                                                                 SCIENCE & TECHNOLOGY FUND
                                    ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                               YEAR ENDED
                                              SEPTEMBER 30, 2005                            MARCH 31, 2005
CLASS I:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                            13,954          $     170,258              30,438          $     364,891
Shares reinvested                         6,570                 78,510                 579                  7,374
Shares redeemed                         (11,715)              (146,205)           (112,990)            (1,320,029)
                                    -----------          -------------          ----------          -------------
Net increase/(decrease)                   8,809          $     102,563             (81,973)         $    (947,764)
                                    ===========          =============          ==========          =============

CLASS A:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                             6,733          $      81,436              74,959          $     876,906
Shares reinvested                         1,639                 19,424                 131                  1,658
Shares redeemed                          (4,386)               (53,949)            (14,481)              (176,341)
                                    -----------          -------------          ----------          -------------
Net increase                              3,986          $      46,911              60,609          $     702,223
                                    ===========          =============          ==========          =============

CLASS B:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                             3,762          $      45,146              23,704          $     281,099
Shares reinvested                           643                  7,405                  49                    601
Shares redeemed                            (966)               (11,491)                (74)                  (834)
                                    -----------          -------------          ----------          -------------
Net increase                              3,439          $      41,060              23,679          $     280,866
                                    ===========          =============          ==========          =============

CLASS C:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                             4,925          $      59,873              14,569          $     171,783
Shares reinvested                           816                  9,401                  53                    647
Shares redeemed                            (411)                (4,750)             (3,423)               (37,573)
                                    -----------          -------------          ----------          -------------
Net increase                              5,330          $      64,524              11,199          $     134,857
                                    ===========          =============          ==========          =============

CLASS R:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                               130          $       1,500                  --          $          --
Shares reinvested                            19                    225                   1                     17
                                    -----------          -------------          ----------          -------------
Net increase                                149          $       1,725                   1          $          17
                                    ===========          =============          ==========          =============




                                                                     SMALL CAP FUND
                                    ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                               YEAR ENDED
                                              SEPTEMBER 30, 2005                            MARCH 31, 2005
CLASS I:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                            58,869          $     948,201             152,667          $   2,269,945
Shares reinvested                         2,865                 46,755                 260                  4,312
Shares redeemed                          (9,935)              (163,252)           (163,378)            (2,362,018)
                                    -----------          -------------          ----------          -------------
Net increase/(decrease)                  51,799          $     831,704             (10,451)         $     (87,761)
                                    ===========          =============          ==========          =============

CLASS A:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                         2,161,068          $  34,790,562           8,114,529          $ 122,809,663
Shares reinvested                        45,006                727,145               2,945                 48,444
Shares redeemed                        (797,965)           (12,806,922)         (1,727,377)           (24,985,336)
                                    -----------          -------------          ----------          -------------
Net increase                          1,408,109          $  22,710,785           6,390,097          $  97,872,771
                                    ===========          =============          ==========          =============

CLASS B:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                            23,278          $     369,950             126,469          $   1,841,755
Shares reinvested                         1,061                 16,695                  93                  1,494
Shares redeemed                          (5,880)               (92,537)             (3,025)               (45,641)
                                    -----------          -------------          ----------          -------------
Net increase                             18,459          $     294,108             123,537          $   1,797,608
                                    ===========          =============          ==========          =============

CLASS C:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                           234,763          $   3,679,268             885,327          $  13,090,643
Shares reinvested                         6,789                106,781                 552                  8,871
Shares redeemed                        (168,676)            (2,658,726)            (76,695)            (1,143,350)
                                    -----------          -------------          ----------          -------------
Net increase                             72,876          $   1,127,323             809,184          $  11,956,164
                                    ===========          =============          ==========          =============

CLASS R:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                                43          $         676                 936          $      14,977
Shares reinvested                             4                     65                   1                      7
Shares redeemed                              --                     --                (936)               (14,984)
                                    -----------          -------------          ----------          -------------
Net increase                                 47          $         741                   1          $          --
                                    ===========          =============          ==========          =============


NOTES TO FINANCIAL
STATEMENTS (CONTINUED)

                                                                      MID CAP FUND
                                    ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                              PERIOD ENDED
                                              SEPTEMBER 30, 2005                            MARCH 31, 2005
CLASS I:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                            20,756          $     275,242              56,669          $     707,399
Shares reinvested                           190                  2,572               2,179                 28,997
Shares redeemed                          (4,412)               (60,737)            (53,507)              (658,285)
                                    -----------          -------------          ----------          -------------
Net increase                             16,534          $     217,077               5,341          $      78,111
                                    ===========          =============          ==========          =============

CLASS A:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                           214,001          $   2,908,025             286,525          $   3,595,070
Shares reinvested                           382                  5,115               2,377                 31,452
Shares redeemed                         (32,499)              (438,006)            (47,583)              (581,710)
                                    -----------          -------------          ----------          -------------
Net increase                            181,884          $   2,475,134             241,319          $   3,044,812
                                    ===========          =============          ==========          =============

CLASS B:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                             7,396          $      98,201               3,298          $      41,370
Shares reinvested                            10                    123                  67                    871
Shares redeemed                             (83)                (1,032)                 --                     --
                                    -----------          -------------          ----------          -------------
Net increase                              7,323          $      97,292               3,365          $      42,241
                                    ===========          =============          ==========          =============

CLASS C:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                           106,593          $   1,373,060             265,165          $   3,334,576
Shares reinvested                           330                  4,311               1,914                 24,812
Shares redeemed                         (18,443)              (238,419)             (8,465)              (101,667)
                                    -----------          -------------          ----------          -------------
Net increase                             88,480          $   1,138,952             258,614          $   3,257,721
                                    ===========          =============          ==========          =============

CLASS R:                               SHARES                AMOUNT               SHARES                AMOUNT
                                    ------------------------------------------------------------------------------
Shares issued                                 5          $          82                   9          $         113
Shares reinvested                             1                      9                  --                     --
                                    -----------          -------------          ----------          -------------
Net increase                                  6          $          91                   9          $         113
                                    ===========          =============          ==========          =============




4. AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES:
Management fees are paid to AFBA 5Star Investment Management Company ("AFBA") at the rate of 0.80% per annum of the average daily net asset values of the Fund. AFBA employs at its own expense Kornitzer Capital Management, Inc. ("KCM") to assist in the investment counseling function for the Funds. AFBA pays KCM a fee of one third of one percent (0.33%) for this service. For the six months ended September 30, 2005, KCM received $108,282, $35,185, $71,959, $73,793, $10,114,
$276,344 and $22,365 for the Balanced, Large Cap, High Yield, USA Global, Science & Technology, Small Cap and Mid Cap Funds, respectively.

During the year ended March 31, 2005, AFBA had contractually agreed to pay, for all classes, certain expenses of the Balanced and High Yield Funds such that the total annual operating expenses of a Fund would not exceed 1.08% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2006 and may terminate thereafter. Effective August 1, 2003, AFBA had contractually agreed to pay certain expenses of the Science & Technology, Small Cap and Mid Cap Funds such that the total annual operating expenses would not exceed 1.28% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2006 and may terminate thereafter. Effective March 27, 2004, AFBA has contractually agreed to pay certain expenses of the Large Cap and USA Global Funds such that the total annual operating expenses will not exceed 1.28% (excluding 12b-1 fees) of either Fund's average daily net assets. This agreement continues through July 31, 2006 and may terminate thereafter. In order to maintain these expense limitations for the period ended September 30, 2005, AFBA has reimbursed the Science & Technology and Mid Cap Funds for expenses in the amount of $68,328, and $27,704, respectively.

When a Fund's assets grow to a point where fee waivers and/or expense reimbursements are no longer necessary to meet the expense limitation target, AFBA may seek to recoup amounts it waived or expenses that it paid. AFBA will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. AFBA shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. The table below indicates the total amount of fees waived and/or expenses borne by AFBA during the

--------------------------------------------------------------------------------


last three years ended September 30, 2005 and is therefore currently eligible for recoupment by AFBA assuming that the total fund operating expenses are low enough so that when added to total recoupment amounts they do not exceed the expense limitation target:

     Balanced Fund                                                $784,267
     Large Cap Fund                                                677,754
     High Yield Fund                                               815,146
     USA Global Fund                                               683,192
     Science & Technology Fund                                     572,682
     Small Cap Fund                                                467,793
     Mid Cap Fund                                                  494,848

The table below indicates the amount of advisory fees and fund expenses waived for the period ended September 30, 2005:

     Balanced Fund                                                $103,512
     Large Cap Fund                                                 83,703
     High Yield Fund                                               119,771
     USA Global Fund                                                67,348
     Science & Technology Fund                                      24,518
     Small Cap Fund                                                  2,955
     Mid Cap Fund                                                   54,218

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of administration fees waived for the period ended September 30, 2005:

     Balanced Fund                                                 $35,762
     Large Cap Fund                                                 39,834
     High Yield Fund                                                36,108
     USA Global Fund                                                36,216
     Science & Technology Fund                                      39,834
     Small Cap Fund                                                 27,000
     Mid Cap Fund                                                   39,834


     PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of transfer agent fees waived for the period ended September 30, 2005:

     Balanced Fund                                                 $58,890
     Large Cap Fund                                                 66,406
     High Yield Fund                                                60,439
     USA Global Fund                                                61,788
     Science & Technology Fund                                      75,308
     Small Cap Fund                                                 42,327
     Mid Cap Fund                                                   70,504

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement.

The Funds have adopted a Shareholder Service Plan and Distribution Plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets for Class A shares, up to 1.00% of each Fund's average daily net assets for Class B and C shares and up to 0.50% of each Fund's average daily net assets for Class R shares.

The table below indicate these expenses by specific classes for the six months ended September 30, 2005:

                                                12B-1 FEES
--------------------------------------------------------------------------------
FUND                       CLASS B                CLASS C              CLASS R
--------------------------------------------------------------------------------
Balanced                    $ 3,279              $29,609                 $31
Large Cap                       456                  834                  17
High Yield                    8,264               29,805                  18
USA Global                      208                7,197                  17
Science & Technology          1,432                2,216                  21
Small Cap                    10,801               70,559                  19
Mid Cap                         524               17,489                  19

NOTES TO FINANCIAL
STATEMENTS (CONTINUED)




                                         SHAREHOLDER SERVICE FEES
-------------------------------------------------------------------------------
FUND                          CLASS A      CLASS B       CLASS C       CLASS R
-------------------------------------------------------------------------------
Balanced                    $ 10,966       $1,093       $ 9,870         $13
Large Cap                        461          152           278           7
High Yield                    26,341        2,754         9,935           7
USA Global                     1,807           69         2,399           7
Science &
  Technology                   1,292          477           739           8
Small Cap                    172,388        3,600        23,520           9
Mid Cap                        7,282          175         5,830           8

5. INVESTMENT TRANSACTIONS:
Investment transactions for the period ended September 30, 2005 (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

   BALANCED FUND
     Purchases...................................$7,559,766
     Proceeds from sales..........................3,919,911

   LARGE CAP FUND
     Purchases...................................$3,030,413
     Proceeds from sales..........................3,396,216

   HIGH YIELD FUND
     Purchases...................................$7,875,245
     Proceeds from sales..........................2,890,767

   USA GLOBAL FUND
     Purchases...................................$3,674,464
     Proceeds from sales..........................3,531,681

   SCIENCE & TECHNOLOGY FUND
     Purchases...................................$1,701,743
     Proceeds from sales..........................1,703,945

   SMALL CAP FUND
     Purchases..................................$43,923,600
     Proceeds from sales.........................16,666,241

   MID CAP FUND
     Purchases...................................$5,051,888
     Proceeds from sales..........................1,271,235


6. FEDERAL INCOME TAX INFORMATION:
No provision for Federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because Federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For fiscal year ended March 31, 2005. Balanced and Mid Cap Funds deferred $926,176 and $27,027 in capital losses.

Further, the Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for Federal income tax purposes. For Federal income tax purposes, the Funds had capital loss carryovers at March 31, 2005 as follows:

DATE OF              BALANCED               LARGE CAP              USA GLOBAL
EXPIRATION             FUND                   FUND                    FUND
-----------------------------------------------------------------------------
2009               $   65,097              $       --              $       --
2010                   23,003                 173,911                 664,107
2011                  979,049               1,113,721               2,311,174
2012                1,935,625                 606,857                 156,889
2013                  169,615                      --                  33,854
                   ----------              ----------              ----------
Total              $3,172,390              $1,894,489              $3,116,024
                   ==========              ==========              ==========

7. CONCENTRATION OF OWNERSHIP
At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.

At September 30, 2005, each share class had the following number of shareholders who held in the aggregate the following percent of shares:

                                                                        % OF
                                             NUMBER OF               OUTSTANDING
SHARE CLASS                                SHAREHOLDERS                SHARES
--------------------------------------------------------------------------------
Balanced Fund Class I                           1                         93
Balanced Fund Class R                           1                         71
Large Cap Fund Class I                          1                         78
Large Cap Fund Class R                          1                        100
High Yield Fund Class I                         1                         87
High Yield Fund Class A                         1                         27
High Yield Fund Class R                         1                        100
USA Global Fund Class I                         1                         87
USA Global Fund Class B                         1                         39
USA Global Fund Class R                         1                        100
Science & Technology Fund Class I               1                         86
Science & Technology Fund Class R               1                         86
Small Cap Fund Class I                          1                         67
Small Cap Fund Class A                          1                         36
Small Cap Fund Class R                          1                         94
Mid Cap Fund Class I                            1                         86
Mid Cap Fund Class R                            1                         99

FINANCIAL HIGHLIGHTS
BALANCED FUND



                                                                                           CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                SIX
                                                            MONTHS ENDED
                                                           SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    2005                       YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)    2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................   $   12.19   $   11.37   $    9.14   $   11.34   $   10.91   $   11.49
                                                            ---------   ---------   ---------   ---------   ---------   ---------
Income from investment operations:
       Net investment income ............................        0.19        0.41        0.45        0.29        0.35        0.34
       Net gain (loss) on securities
          (both realized and unrealized) ................        0.51        0.82        2.23       (2.18)       0.43       (0.45)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations .....................        0.70        1.23        2.68       (1.89)       0.78       (0.11)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
   Less distributions:
       Dividends from net investment income .............       (0.21)      (0.41)      (0.45)      (0.31)      (0.35)      (0.35)
       Distributions from capital gains .................          --          --          --          --          --       (0.12)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
   Total distributions ..................................       (0.21)      (0.41)      (0.45)      (0.31)      (0.35)      (0.47)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ..........................   $   12.68   $   12.19   $   11.37   $    9.14   $   11.34   $   10.91
                                                            =========   =========   =========   =========   =========   =========

Total return* ...........................................        5.79%      10.97%      29.61%     (16.71%)      7.28%      (0.98%)
                                                            =========   =========   =========   =========   =========   =========


Ratios/Supplemental Data

Net assets, end of period (in millions) .................   $      50   $      47   $      42   $      32   $      38   $      35
Ratio of expenses to average net assets** ...............        1.08%       1.08%       1.08%       1.08%       1.08%       1.06%
Ratio of net investment income to average net assets** ..        3.10%       3.49%       4.18%       3.06%       3.06%       4.05%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ......        1.68%       1.87%       2.22%       2.42%       1.74%       1.10%
Ratio of net investment income to average net assets
   before contractual expense reimbursement and waivers**        2.50%       2.70%       3.04%       1.72%       2.40%       4.01%
Portfolio turnover rate .................................           7%         27%         43%         33%         17%         28%

                                                                                        CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                     SIX                                             FOR THE
                                                                MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                         2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ........................    $   12.58    $   11.69    $    9.30    $   11.45    $    9.60
                                                                 ---------    ---------    ---------    ---------    ---------
Income from investment operations:
       Net investment income ................................         0.17         0.35         0.32         0.25         0.13
       Net gain (loss) on securities
          (both realized and unrealized) ....................         0.54         0.89         2.39        (2.14)        1.85
                                                                 ---------    ---------    ---------    ---------    ---------
   Total from investment operations .........................         0.71         1.24         2.71        (1.89)        1.98
                                                                 ---------    ---------    ---------    ---------    ---------
   Less distributions:
       Dividends from net investment income .................        (0.19)       (0.35)       (0.32)       (0.26)       (0.13)
       Distributions from capital gains .....................          --           --           --           --           --
                                                                 ---------    ---------    ---------    ---------    ---------
   Total distributions ......................................        (0.19)       (0.35)       (0.32)       (0.26)       (0.13)
                                                                 ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ..............................    $   13.10    $   12.58    $   11.69    $    9.30    $   11.45
                                                                 =========    =========    =========    =========    =========

Total return* ...............................................         5.68%       10.72%       29.32%      (16.49%)      20.60%
                                                                 =========    =========    =========    =========    =========


Ratios/Supplemental Data

Net assets, end of period (in millions) .....................    $      11    $       7    $       3    $    0.08    $    0.04
Ratio of expenses to average net assets** ...................         1.33%        1.33%        1.33%        1.33%        1.33%
Ratio of net investment income to average net assets** ......         2.87%        3.15%        3.97%        2.88%        2.88%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..........         1.93%        2.25%        2.46%        2.72%        1.87%
Ratio of net investment income to average net assets
   before contractual expense reimbursement and waivers** ...         2.27%        2.23%        2.84%        1.49%        2.34%
Portfolio turnover rate .....................................            7%          27%          43%          33%          17%

                                                                                            CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX                                             FOR THE
                                                                MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                         2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................  $   12.42    $   11.56    $    9.23    $   11.41    $    9.60
                                                                 ---------    ---------    ---------    ---------    ---------
Income from investment operations:
       Net investment income ..................................       0.13         0.27         0.28         0.18         0.13
       Net gain (loss) on securities
          (both realized and unrealized) ......................       0.53         0.86         2.33        (2.18)        1.81
                                                                 ---------    ---------    ---------    ---------    ---------
   Total from investment operations ...........................       0.66         1.13         2.61        (2.00)        1.94
                                                                 ---------    ---------    ---------    ---------    ---------
   Less distributions:
       Dividends from net investment income ...................      (0.15)       (0.27)       (0.28)       (0.18)       (0.13)
       Distributions from capital gains .......................         --           --           --           --           --
                                                                 ---------    ---------    ---------    ---------    ---------
   Total distributions ........................................      (0.15)       (0.27)       (0.28)       (0.18)       (0.13)
                                                                 ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ................................  $   12.93    $   12.42    $   11.56    $    9.23    $   11.41
                                                                 =========    =========    =========    =========    =========

Total return* .................................................       5.32%        9.83%       28.40%      (17.51%)      20.17%
                                                                 =========    =========    =========    =========    =========

Ratios/Supplemental Data

Net assets, end of period (in millions) .......................  $    0.93    $    0.81    $    0.34    $    0.04    $    0.01
Ratio of expenses to average net assets** .....................       2.08%        2.08%        2.08%        2.08%        2.08%
Ratio of net investment income to average net assets** ........       2.11%        2.40%        3.19%        2.28%        2.19%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ............       2.68%        2.98%        3.20%        3.49%        3.17%
Ratio of net investment income to average net assets
   before contractual expense reimbursement and waivers** .....       1.51%        1.50%        2.07%        0.87%        1.10%
Portfolio turnover rate .......................................          7%          27%          43%          33%          17%

------------------------------------------------------------------------------------------------------------------------------------


  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

58 & 59

FINANCIAL HIGHLIGHTS
BALANCED FUND (CONTINUED)


                                                                                           CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX                                             FOR THE
                                                                MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                         2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................     $   12.44    $   11.57    $    9.23    $   11.41    $    9.60
                                                                ---------    ---------    ---------    ---------    ---------
Income from investment operations:
       Net investment income ..............................          0.13         0.27         0.26         0.18         0.13
       Net gain (loss) on securities
          (both realized and unrealized) ..................          0.53         0.87         2.34        (2.18)        1.81
                                                                ---------    ---------    ---------    ---------    ---------
   Total from investment operations .......................          0.66         1.14         2.60        (2.00)        1.94
                                                                ---------    ---------    ---------    ---------    ---------
   Less distributions:
       Dividends from net investment income ...............         (0.15)       (0.27)       (0.26)       (0.18)       (0.13)
       Distributions from capital gains ...................            --           --           --           --           --
                                                                ---------    ---------    ---------    ---------    ---------
   Total distributions ....................................         (0.15)       (0.27)       (0.26)       (0.18)       (0.13)
                                                                ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ............................     $   12.95    $   12.44    $   11.57    $    9.23    $   11.41
                                                                =========    =========    =========    =========    =========

Total return* .............................................          5.30%        9.89%       28.31%      (17.53%)      20.17%
                                                                =========    =========    =========    =========    =========


Ratios/Supplemental Data

Net assets, end of period (in millions) ...................     $       9    $       7    $       2    $    0.05    $    0.01
Ratio of expenses to average net assets** .................          2.08%        2.08%        2.08%        2.08%        2.08%
Ratio of net investment income to average net assets** ....          2.11%        2.36%        3.23%        2.22%        2.19%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ........          2.68%        3.06%        3.20%        3.47%        3.17%
Ratio of net investment income to average net assets
   before contractual expense reimbursement
   and waivers** ..........................................          1.51%        1.38%        2.11%        0.83%        1.10%
Portfolio turnover rate ...................................             7%          27%          43%          33%          17%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 CLASS R
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SIX                                  FOR THE
                                                                            MONTHS ENDED           YEAR               PERIOD
                                                                            SEPTEMBER 30,          ENDED               ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                     2005             MARCH 31,           MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                            (unaudited)           2005                2004#
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..............................           $   12.08          $   11.25          $   11.36
                                                                              ---------          ---------          ---------
Income from investment operations:
       Net investment income ......................................                0.17               0.33               0.05
       Net gain (loss) on securities
          (both realized and unrealized) ..........................                0.50               0.84              (0.11)
                                                                              ---------          ---------          ---------
   Total from investment operations ...............................                0.67               1.17              (0.06)
                                                                              ---------          ---------          ---------
   Less distributions:
       Dividends from net investment income .......................               (0.19)             (0.34)             (0.05)
       Distributions from capital gains ...........................                  --                 --                 --
                                                                              ---------          ---------          ---------
   Total distributions ............................................               (0.19)             (0.34)             (0.05)
                                                                              ---------          ---------          ---------
Net asset value, end of period ....................................           $   12.56          $   12.08          $   11.25
                                                                              =========          =========          =========

Total return* .....................................................                5.55%             10.49              (0.57%)
                                                                              =========          =========          =========


Ratios/Supplemental Data

Net assets, end of period (in millions) ...........................           $    0.02          $    0.01          $    0.01
Ratio of expenses to average net assets** .........................                1.58%              1.58%              1.58%
Ratio of net investment income to average net assets** ............                2.64%              2.96%              3.82%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ................                2.18%              2.09%              2.50%
Ratio of net investment income to average net assets
   before contractual expense reimbursement
   and waivers** ..................................................                2.04%              2.45%              2.89%
Portfolio turnover rate ...........................................                   7%                27%                43%

------------------------------------------------------------------------------------------------------------------------------------

  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.
# SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

FINANCIAL HIGHLIGHTS
LARGE CAP FUND

                                                                                        CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                SIX
                                                            MONTHS ENDED
                                                           SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    2005                       YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)    2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................   $   12.72   $   12.55   $    8.94   $   13.00   $   12.76   $   14.76
                                                            ---------   ---------   ---------   ---------   ---------   ---------
   Income from investment operations:
       Net investment income (loss) .....................          --        0.02       (0.03)       0.02       (0.03)       0.03
       Net gain (loss) on securities
          (both realized and unrealized) ................        0.34        0.16        3.66       (4.08)       0.27       (1.43)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations .....................        0.34        0.18        3.63       (4.06)       0.24       (1.40)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
   Less distributions:
       Dividends from net investment income .............       (0.01)      (0.01)      (0.02)        --          --        (0.02)
       Distributions from capital gains .................         --          --          --          --          --        (0.31)
       Return of capital ................................         --          --          --          --          --        (0.27)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
   Total distributions ..................................       (0.01)      (0.01)      (0.02)        --          --        (0.60)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ..........................   $   13.05   $   12.72   $   12.55   $    8.94   $   13.00   $   12.76
                                                            =========   =========   =========   =========   =========   =========

Total return* ...........................................        2.65%       1.45%      40.60%     (31.23%)      1.88%      (9.97%)
                                                            =========   =========   =========   =========   =========   =========
Ratios/Supplemental Data

Net assets, end of period (in millions) .................   $      21   $      20   $      22   $      15   $      22   $      20
Ratio of expenses to average net assets** ...............        1.28%       1.28%       1.08%       1.08%       1.08%       1.06%
Ratio of net investment income (loss)
   to average net assets**  .............................       (0.07%)      0.16%      (0.08%)      0.18%      (0.21%)      0.14%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ......        3.06%       3.22%       3.29%       3.63%       2.25%       1.09%
Ratio of net investment income (loss) to average
   net assets before contractual expense
   reimbursement and waivers** ..........................       (1.85%)     (1.78%)     (2.29%)     (2.37%)     (1.38%)      0.11%
Portfolio turnover rate .................................          14%         24%         45%         13%         11%         29%

------------------------------------------------------------------------------------------------------------------------------------

  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE CAP FUND (CONTINUED)

                                                                                           CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX                                             FOR THE
                                                                MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                         2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................  $   12.64    $   12.50    $    8.91    $   12.99    $   10.53
                                                                ---------    ---------    ---------    ---------    ---------
   Income from investment operations:
       Net investment loss ...................................      (0.02)       (0.01)       (0.03)          --        (0.02)
       Net gain (loss) on securities
          (both realized and unrealized) .....................       0.35         0.15         3.62        (4.08)        2.48
                                                                ---------    ---------    ---------    ---------    ---------
   Total from investment operations ..........................       0.33         0.14         3.59        (4.08)        2.46
                                                                ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ...............................  $   12.97    $   12.64    $   12.50    $    8.91    $   12.99
                                                                =========    =========    =========    =========    =========
Total return* ................................................       2.61%        1.12%       40.29%      (31.41%)      23.36%
                                                                =========    =========    =========    =========    =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  .....................  $    0.33    $    0.41    $    0.37    $    0.12    $    0.07
Ratio of expenses to average net assets** ....................       1.53%        1.53%        1.33%        1.33%        1.33%
Ratio of net investment loss to average net assets**  ........      (0.29%)      (0.07%)      (0.36%)      (0.05%)      (0.49%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...........       3.31%        3.59%        3.52%        3.93%        2.97%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ...........      (2.07%)      (2.13%)      (2.55%)      (2.65%)      (2.13%)
Portfolio turnover rate ......................................         14%          24%          45%          13%          11%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX                                             FOR THE
                                                                MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                         2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................  $   12.31    $   12.26    $    8.80    $   12.93    $   10.53
                                                                 ---------    ---------    ---------    ---------    ---------
   Income from investment operations:
       Net investment loss ....................................      (0.07)       (0.09)       (0.05)       (0.08)       (0.06)
       Net gain (loss) on securities
          (both realized and unrealized) ......................       0.33         0.14         3.51        (4.05)        2.46
                                                                 ---------    ---------    ---------    ---------    ---------
   Total from investment operations ...........................       0.26         0.05         3.46        (4.13)        2.40
                                                                 ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ................................  $   12.57    $   12.31    $   12.26    $    8.80    $   12.93
                                                                 =========    =========    =========    =========    =========
Total return* .................................................       2.11%        0.41%       39.32%      (31.94%)      22.79%
                                                                 =========    =========    =========    =========    =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ......................  $    0.12    $    0.12    $    0.06    $    0.02    $    0.02
Ratio of expenses to average net assets** .....................       2.28%        2.28%        2.08%        2.08%        2.08%
Ratio of net investment loss to average net assets**  .........      (1.07%)      (0.81%)      (1.07%)      (0.82%)      (1.24%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ............       4.06%        4.41%        4.29%        4.65%        3.94%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ............      (2.85%)      (2.94%)      (3.28%)      (3.39%)      (3.10%)
Portfolio turnover rate .......................................         14%          24%          45%          13%          11%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                           CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX                                             FOR THE
                                                                MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                         2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ........................... $   12.31    $   12.26    $    8.81    $   12.93    $   10.53
                                                                 ---------    ---------    ---------    ---------    ---------
   Income from investment operations:
       Net investment loss .....................................     (0.08)       (0.10)          --        (0.08)       (0.08)
       Net gain (loss) on securities
          (both realized and unrealized) .......................      0.35         0.15         3.45        (4.04)        2.48
                                                                 ---------    ---------    ---------    ---------    ---------
   Total from investment operations ............................      0.27         0.05         3.45        (4.12)        2.40
                                                                 ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ................................. $   12.58    $   12.31    $   12.26    $    8.81    $   12.93
                                                                 =========    =========    =========    =========    =========
Total return* ..................................................      2.19%        0.41%       39.16%      (31.86%)      22.79%
                                                                 =========    =========    =========    =========    =========

Ratios/Supplemental Data

Net assets, end of period (in millions)  ....................... $    0.21    $    0.23    $    0.18    $    0.03    $    0.01
Ratio of expenses to average net assets** ......................      2.28%        2.28%        2.09%        2.08%        2.08%
Ratio of net investment loss to average net assets**  ..........     (1.06%)      (0.79%)      (1.11%)      (0.83%)      (1.20%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .............      4.06%        4.27%        4.27%        4.66%        3.95%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** .............     (2.84%)      (2.78%)      (3.29%)      (3.41%)      (3.07%)
Portfolio turnover rate ........................................        14%          24%          45%          13%          11%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                         CLASS R
------------------------------------------------------------------------------------------------------------------------------------

                                                                            SIX                             FOR THE
                                                                       MONTHS ENDED        YEAR             PERIOD
                                                                       SEPTEMBER 30,       ENDED             ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                2005          MARCH 31,         MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                       (unaudited)        2005              2004#
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............................    $   12.41         $   12.30         $   12.72
                                                                        ---------         ---------         ---------
   Income from investment operations:
       Net investment loss .........................................        (0.04)            (0.04)               --
       Net gain (loss) on securities
          (both realized and unrealized) ...........................         0.34              0.15             (0.42)
                                                                        ---------         ---------         ---------
   Total from investment operations ................................         0.30              0.11             (0.42)
                                                                        ---------         ---------         ---------
Net asset value, end of period .....................................    $   12.71         $   12.41         $   12.30
                                                                        =========         =========         =========
Total return* ......................................................         2.42%            (0.90%)           (3.30%)
                                                                        =========         =========         =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ...........................    $    0.01         $    0.01         $    0.01
Ratio of expenses to average net assets** ..........................         1.78%             1.78%             1.61%
Ratio of net investment loss to average net assets**  ..............        (0.57%)           (0.33%)           (0.28%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .................         3.56%             3.88%             3.22%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** .................        (2.35%)           (2.43%)           (1.90%)
Portfolio turnover rate ............................................           14%               24%               45%

------------------------------------------------------------------------------------------------------------------------------------


* TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62 & 63

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

                                                                                          CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                SIX
                                                            MONTHS ENDED
                                                           SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    2005                       YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)    2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................  $    9.13   $    9.23   $    8.04    $    8.26  $    8.81   $    8.72
                                                            ---------   ---------   ---------    ---------  ---------   ---------
Income from investment operations:
       Net investment income .............................       0.20        0.29        0.37         0.54       0.76        0.84
       Net gain (loss) on securities
          (both realized and unrealized) .................      (0.06)      (0.06)       1.20        (0.23)     (0.41)       0.27
                                                            ---------   ---------   ---------    ---------  ---------   ---------
   Total from investment operations ......................       0.14        0.23        1.57         0.31       0.35        1.11
                                                            ---------   ---------   ---------    ---------  ---------   ---------
   Less distributions:
       Dividends from net investment income ..............      (0.21)      (0.29)      (0.38)       (0.53)     (0.79)      (0.87)
       Distributions from capital gains ..................      (0.10)      (0.04)         --           --      (0.02)      (0.15)
       Return of capital .................................         --          --          --           --      (0.09)         --
                                                            ---------   ---------   ---------    ---------  ---------   ---------
   Total distributions ...................................      (0.31)      (0.33)      (0.38)       (0.53)     (0.90)      (1.02)
                                                            ---------   ---------   ---------    ---------  ---------   ---------
Net asset value, end of period ...........................  $    8.96   $    9.13   $    9.23    $    8.04  $    8.26   $    8.81
                                                            =========   =========   =========    =========  =========   =========
Total return* ............................................       1.47%       2.54%      19.80%        4.11%      4.18%      13.49%
                                                            =========   =========   =========    =========  =========   =========
Ratios/Supplemental Data

Net assets, end of period (in millions) ..................  $      12   $      12   $      12    $      10  $       9   $       8
Ratio of expenses to average net assets** ................       1.08%       1.08%       1.08%        1.08%      1.08%       1.06%
Ratio of net investment income to
   average net assets** ..................................       4.33%       3.18%       4.20%        6.72%      8.82%      10.55%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .......       2.09%       2.09%       2.82%        4.57%      3.68%       1.19%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers** ...........................       3.32%       2.17%       2.46%        3.23%      6.22%      10.42%
Portfolio turnover rate ..................................          9%         47%         44%          36%        34%         36%

------------------------------------------------------------------------------------------------------------------------------------


                                                                                           CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX                                             FOR THE
                                                                MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                         2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ........................    $    9.76    $    9.86    $    8.57    $    8.68    $    8.55
                                                                 ---------    ---------    ---------    ---------    ---------
Income from investment operations:
       Net investment income ................................         0.20         0.28         0.37         0.43         0.24
       Net gain (loss) on securities
          (both realized and unrealized) ....................        (0.06)       (0.06)        1.28        (0.11)        0.16
                                                                 ---------    ---------    ---------    ---------    ---------
   Total from investment operations .........................         0.14         0.22         1.65         0.32         0.40
                                                                 ---------    ---------    ---------    ---------    ---------
   Less distributions:
       Dividends from net investment income .................        (0.22)       (0.28)       (0.36)       (0.43)       (0.24)
       Distributions from capital gains .....................        (0.10)       (0.04)          --           --        (0.01)
       Return of capital ....................................           --           --           --           --        (0.02)
                                                                 ---------    ---------    ---------    ---------    ---------
   Total distributions ......................................        (0.32)       (0.32)       (0.36)       (0.43)       (0.27)
                                                                 ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ..............................    $    9.58    $    9.76    $    9.86    $    8.57    $    8.68
                                                                 =========    =========    =========    =========    =========
Total return* ...............................................         1.39%        2.27%       19.54%        3.92%        4.64%
                                                                 =========    =========    =========    =========    =========
Ratios/Supplemental Data

Net assets, end of period (in millions) .....................    $      13    $      22    $       9    $       4    $    0.11
Ratio of expenses to average net assets** ...................         1.33%        1.33%        1.33%        1.33%        1.33%
Ratio of net investment income to average net assets** ......         3.98%        2.90%        3.90%        6.10%        8.39%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..........         2.32%        2.32%        3.06%        4.61%        4.71%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ..........         2.99%        1.91%        2.17%        2.82%        5.01%
Portfolio turnover rate .....................................            9%          47%          44%          36%          34%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                           CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX                                             FOR THE
                                                                MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                         2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................    $   9.61    $    9.71    $    8.44    $    8.54    $    8.55
                                                                  --------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income .................................        0.16         0.21         0.28         0.36         0.29
       Net gain (loss) on securities
          (both realized and unrealized) .....................       (0.06)       (0.06)        1.27        (0.11)        0.07
                                                                  --------    ---------    ---------    ---------    ---------
   Total from investment operations ..........................        0.10         0.15         1.55         0.25         0.36
                                                                  --------    ---------    ---------    ---------    ---------
   Less distributions:
       Dividends from net investment income ..................       (0.17)       (0.21)       (0.28)       (0.35)       (0.29)
       Distributions from capital gains ......................       (0.10)       (0.04)          --           --        (0.01)
       Return of capital .....................................          --           --           --           --        (0.07)
                                                                  --------    ---------    ---------    ---------    ---------
   Total distributions .......................................       (0.27)       (0.25)       (0.28)       (0.35)       (0.37)
                                                                  --------    ---------    ---------    ---------    ---------
Net asset value, end of period ...............................    $   9.44    $    9.61    $    9.71    $    8.44    $    8.54
                                                                  ========    =========    =========    =========    =========
Total return* ................................................        1.00%        1.54%       18.61%        3.17%        4.29%
                                                                  ========    =========    =========    =========    =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ......................    $      2    $       2    $       2    $    0.63    $    0.02
Ratio of expenses to average net assets** ....................        2.08%        2.08%        2.08%        2.08%        2.07%
Ratio of net investment income to average net assets** .......        3.31%        2.18%        3.10%        5.60%        7.91%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...........        3.08%        3.11%        3.83%        5.47%        5.84%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ...........        2.31%        1.15%        1.35%        2.21%        4.14%
Portfolio turnover rate ......................................           9%          47%          44%          36%          34%

------------------------------------------------------------------------------------------------------------------------------------


*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  SALES OF CLASS A, B, & C Shares began September 24, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64 & 65

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND (CONTINUED)

                                                                                              CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX                                             FOR THE
                                                                   MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                   SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                            2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................    $   9.49    $    9.60    $    8.34    $    8.48    $    8.55
                                                                     --------    ---------    ---------    ---------    ---------
Income from investment operations:
       Net investment income ....................................        0.16         0.21         0.28         0.40         0.35
       Net gain (loss) on securities
          (both realized and unrealized) ........................       (0.06)       (0.07)        1.26        (0.15)        0.01
                                                                     --------    ---------    ---------    ---------    ---------
   Total from investment operations .............................       (0.10)        0.14         1.54         0.25         0.36
                                                                     --------    ---------    ---------    ---------    ---------
   Less distributions:
       Dividends from net investment income .....................       (0.17)       (0.21)       (0.28)       (0.39)       (0.35)
       Distributions from capital gains .........................       (0.10)       (0.04)          --           --        (0.01)
       Return of capital ........................................          --           --           --           --        (0.07)
                                                                     --------    ---------    ---------    ---------    ---------
   Total distributions ..........................................       (0.27)       (0.25)       (0.28)       (0.39)       (0.43)
                                                                     --------    ---------    ---------    ---------    ---------
Net asset value, end of period ..................................    $   9.32    $    9.49    $    9.60    $    8.34    $    8.48
                                                                     ========    =========    =========    =========    =========
Total return* ...................................................        1.03%        1.44%       18.73%        3.11%        4.29%
                                                                     ========    =========    =========    =========    =========
Ratios/Supplemental Data

Net assets, end of period (in millions) .........................    $      7    $       9    $       8    $       3    $    0.01
Ratio of expenses to average net assets** .......................        2.08%        2.08%        2.08%        2.08%        2.08%
Ratio of net investment income to average net assets** ..........        3.29%        2.18%        3.14%        5.29%        7.82%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..............        3.08%        3.10%        3.82%        5.33%        5.89%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ..............        2.29%        1.16%        1.40%        2.04%        4.01%
Portfolio turnover rate .........................................           9%          47%          44%          36%          34%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        CLASS R
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX                              FOR THE
                                                                                     MONTHS ENDED         YEAR             PERIOD
                                                                                     SEPTEMBER 30,        ENDED             ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                              2005           MARCH 31,         MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                                     (unaudited)         2005              2004#
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................................        $   8.99         $    9.09         $    9.06
                                                                                       --------         ---------         ---------
Income from investment operations:
       Net investment income ..................................................            0.18              0.24              0.04
       Net gain (loss) on securities
          (both realized and unrealized) ......................................           (0.07)            (0.06)             0.02
                                                                                       --------         ---------         ---------
   Total from investment operations ...........................................            0.11              0.18              0.06
                                                                                       --------         ---------         ---------
   Less distributions:
       Dividends from net investment income ...................................           (0.18)            (0.24)            (0.03)
       Distributions from capital gains .......................................           (0.10)            (0.04)               --
       Return of capital ......................................................              --                --                --
                                                                                       --------         ---------         ---------
   Total distributions ........................................................           (0.28)            (0.28)            (0.03)
                                                                                       --------         ---------         ---------
Net asset value, end of period ................................................        $   8.82         $    8.99         $    9.09
                                                                                       ========         =========         =========
Total return* .................................................................            1.20%             2.00%             0.65%
                                                                                       ========         =========         =========
Ratios/Supplemental Data

Net assets, end of period (in millions) .......................................        $   0.01         $    0.01         $    0.01
Ratio of expenses to average net assets** .....................................            1.58%             1.58%             1.58%
Ratio of net investment income to average net assets** ........................            3.92%             2.68%             3.41%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ............................            2.58%             2.61%             3.15%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ............................            2.92%             1.65%             1.85%
Portfolio turnover rate .......................................................               9%               47%               44%

------------------------------------------------------------------------------------------------------------------------------------


*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.
#    SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND

                                                                                         CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                SIX
                                                            MONTHS ENDED
                                                           SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    2005                       YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)    2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................  $   13.90  $   14.17   $    9.54   $   14.23   $   13.08   $   16.90
                                                             ---------  ---------   ---------   ---------   ---------   ---------
   Income from investment operations:
       Net investment income (loss) .......................         --       0.05          --       (0.02)      (0.06)       0.01
       Net gain (loss) on securities
          (both realized and unrealized)...................       1.19      (0.27)       4.63       (4.67)       1.21       (3.22)
                                                             ---------  ---------   ---------   ---------   ---------   ---------
   Total from investment operations .......................       1.19      (0.22)       4.63       (4.69)       1.15       (3.21)
                                                             ---------  ---------   ---------   ---------   ---------   ---------
   Less distributions:
       Dividends from net investment income ...............         --      (0.05)         --          --          --          --
       Distributions from capital gains ...................         --         --          --          --          --       (0.55)
       Return of capital ..................................         --         --          --          --          --       (0.06)
                                                             ---------  ---------   ---------   ---------   ---------   ---------
   Total distributions ....................................         --      (0.05)         --          --          --       (0.61)
                                                             ---------  ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ............................  $   15.09  $   13.90   $   14.17   $    9.54   $   14.23   $   13.08
                                                             =========  =========   =========   =========   =========   =========
Total return* .............................................       8.57%     (1.55%)     48.53%     (32.96%)      8.79%     (19.34%)
                                                             =========  =========   =========   =========   =========   =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ..................  $      42  $      40   $      42   $      28   $      42   $      38
Ratio of expenses to average net assets** .................       1.28%      1.28%       1.08%       1.08%       1.08%       1.06%
Ratio of net investment income (loss)
   to average net assets**  ...............................      (0.01%)     0.37%       0.04%      (0.19%)     (0.44%)     (0.08%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ........       2.02%      2.12%       2.32%       2.49%       1.73%       1.07%
Ratio of net investment income (loss)
   to average net assets contractual
   expense reimbursement and waivers** ....................      (0.75%)    (0.47%)     (1.20%)     (1.60%)     (1.09%)     (0.09%)
Portfolio turnover rate ...................................          8%        37%         23%         11%         13%         14%

------------------------------------------------------------------------------------------------------------------------------------

*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND (CONTINUED)

                                                                                               CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX                                             FOR THE
                                                                   MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                   SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                            2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................   $   13.80    $   14.08    $    9.51    $   14.22    $   11.07
                                                                    ---------    ---------    ---------    ---------    ---------
   Income from investment operations:
       Net investment income (loss) .............................       (0.01)        0.03        (0.01)       (0.04)       (0.02)
       Net gain (loss) on securities
          (both realized and unrealized).........................        1.18        (0.28)        4.58        (4.67)        3.17
                                                                    ---------    ---------    ---------    ---------    ---------
   Total from investment operations .............................        1.17        (0.25)        4.57        (4.71)        3.15
                                                                    ---------    ---------    ---------    ---------    ---------
   Less distributions:
       Dividends from net investment income .....................       (0.01)       (0.03)          --           --           --
                                                                    ---------    ---------    ---------    ---------    ---------
   Total distributions ..........................................       (0.01)       (0.03)          --           --           --
                                                                    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ..................................   $   14.96    $   13.80    $   14.08    $    9.51    $   14.22
                                                                    =========    =========    =========    =========    =========
Total return* ...................................................        8.41%       (1.81%)      48.05%      (33.12%)      28.46%
                                                                    =========    =========    =========    =========    =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ........................   $       2    $       1    $    0.57    $    0.10    $    0.16
Ratio of expenses to average net assets** .......................        1.53%        1.53%        1.34%        1.33%        1.33%
Ratio of net investment income (loss) to average net assets**  ..       (0.26%)       0.22%       (0.12%)      (0.46%)      (0.86%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..............        2.27%        2.48%        2.53%        2.71%        2.29%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ..............       (1.00%)      (0.73%)      (1.31%)      (1.84%)      (1.82%)
Portfolio turnover rate .........................................           8%          37%          23%          11%          13%

------------------------------------------------------------------------------------------------------------------------------------


                                                                                              CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX                                             FOR THE
                                                                   MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                   SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                            2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................   $   13.47    $   13.82    $    9.40    $   14.17    $   11.07
                                                                    ---------    ---------    ---------    ---------    ---------
   Income from investment operations:
       Net investment income (loss) .............................       (0.07)       (0.07)       (0.04)       (0.13)       (0.10)
       Net gain (loss) on securities
          (both realized and unrealized).........................        1.15        (0.28)        4.46        (4.64)        3.20
                                                                    ---------    ---------    ---------    ---------    ---------
   Total from investment operations .............................        1.08        (0.35)        4.42        (4.77)        3.10
                                                                    ---------    ---------    ---------    ---------    ---------
   Less distributions:
       Dividends from net investment income .....................          --           --           --           --           --
                                                                    ---------    ---------    ---------    ---------    ---------
   Total distributions ..........................................          --           --           --           --           --
                                                                    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ..................................   $   14.55    $   13.47    $   13.82    $    9.40    $   14.17
                                                                    =========    =========    =========    =========    =========
Total return* ...................................................        8.02%       (2.53%)      47.02%      (33.66%)      28.00%
                                                                    =========    =========    =========    =========    =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ........................   $    0.06    $    0.05    $    0.05    $    0.01    $    0.01
Ratio of expenses to average net assets** .......................        2.28%        2.28%        2.09%        2.08%        2.08%
Ratio of net investment income (loss) to average net assets**  ..       (1.02%)      (0.57%)      (0.88%)      (1.19%)      (1.46%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..............        3.02%        3.17%        3.32%        3.50%        3.12%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ..............       (1.76%)      (1.46%)      (2.12%)      (2.61%)      (2.50%)
Portfolio turnover rate .........................................           8%          37%          23%          11%          13%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                               CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX                                             FOR THE
                                                                   MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                   SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                            2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................. $   13.47    $   13.82    $     9.40    $   14.16  $     11.07
                                                                   ---------    ---------    ----------    ---------  -----------
   Income from investment operations:
       Net investment income (loss) ..............................     (0.17)       (0.01)        (0.05)       (0.10)       (0.09)
       Net gain (loss) on securities
          (both realized and unrealized) .........................      1.26        (0.34)         4.47        (4.66)        3.18
                                                                   ---------    ---------    ----------    ---------  -----------
   Total from investment operations ..............................      1.09        (0.35)         4.42        (4.76)        3.09
                                                                   ---------    ---------    ----------    ---------  -----------
   Less distributions:
       Dividends from net investment income ......................        --           --            --           --           --
                                                                   ---------    ---------    ----------    ---------  -----------
   Total distributions ...........................................        --           --            --           --           --
                                                                   ---------    ---------    ----------    ---------  -----------
Net asset value, end of period ................................... $   14.56    $   13.47    $    13.82    $    9.40  $     14.16
                                                                   =========    =========    ==========    =========  ===========
Total return* ....................................................      8.09%       (2.53%)       47.02%      (33.62%)      27.91%
                                                                   =========    =========    ==========    =========  ===========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ......................... $       1    $       2    $     0.43   $     0.09  $      0.01
Ratio of expenses to average net assets** ........................      2.28%        2.28%         2.09%        2.08%        2.08%
Ratio of net investment income (loss) to average net assets**  ...     (1.01%)      (0.50%)       (0.90%)      (1.15%)      (1.46%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...............      3.02%        3.23%         3.31%        3.56%        3.13%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...............     (1.75%)      (1.45%)       (2.12%)      (2.63%)      (2.51%)
Portfolio turnover rate ..........................................         8%          37%           23%          11%          13%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        CLASS R
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX                              FOR THE
                                                                                     MONTHS ENDED         YEAR             PERIOD
                                                                                     SEPTEMBER 30,        ENDED             ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                              2005           MARCH 31,         MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                                     (unaudited)         2005              2004#
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..............................                   $   13.64        $   13.93        $   14.30
                                                                                      ---------        ---------        ---------
   Income from investment operations:
       Net investment income (loss) ...............................                       (0.04)           (0.02)           (0.37)
       Net gain (loss) on securities
          (both realized and unrealized) ..........................                        1.17            (0.27)              --
                                                                                      ---------        ---------        ---------
   Total from investment operations ...............................                        1.13            (0.29)           (0.37)
                                                                                      ---------        ---------        ---------
   Less distributions:
       Dividends from net investment income .......................                          --               --               --
                                                                                      ---------        ---------        ---------
   Total distributions ............................................                          --               --               --
                                                                                      ---------        ---------        ---------
Net asset value, end of period ....................................                   $   14.77        $   13.64        $   13.93
                                                                                      =========        =========        =========
Total return* .....................................................                        8.29%           (2.08%)          (2.59%)
                                                                                      =========        =========        =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ..........................                   $    0.01        $    0.01        $    0.01
Ratio of expenses to average net assets** .........................                        1.78%            1.78%            1.61%
Ratio of net investment income (loss) to average net assets**  ....                       (0.51%)          (0.12%)          (0.27%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ................                        2.52%            2.65%            2.51%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ................                      (1.25%)           (0.99%)          (1.17%)
Portfolio turnover rate ...........................................                          8%               37%              23%

------------------------------------------------------------------------------------------------------------------------------------

*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.
#    SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

68 & 69

FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND

                                                                                             CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                SIX
                                                            MONTHS ENDED
                                                           SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    2005                      YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)         2005           2004          2003            2002
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................       $   11.73      $   12.49      $    6.76      $   11.38      $   10.00
                                                             ---------      ---------      ---------      ---------      ---------
   Income from investment operations:
       Net investment loss ...........................           (0.04)         (0.09)         (0.08)         (0.04)         (0.03)
       Net gain (loss) on securities
          (both realized and unrealized) .............            1.44          (0.65)          5.81          (4.58)          1.41
                                                             ---------      ---------      ---------      ---------      ---------
   Total from investment operations ..................            1.40          (0.74)          5.73          (4.62)          1.38
                                                             ---------      ---------      ---------      ---------      ---------
   Less distributions:
       Distributions from capital gains ..............           (0.24)         (0.02)            --             --             --
                                                             ---------      ---------      ---------      ---------      ---------
   Total distributions ...............................           (0.24)         (0.02)            --             --             --
                                                             ---------      ---------      ---------      ---------      ---------
Net asset value, end of period .......................       $   12.89      $   11.73      $   12.49      $    6.76      $   11.38
                                                             =========      =========      =========      =========      =========
Total return* ........................................           12.08%         (5.93%)        84.76%        (40.60%)        13.80%
                                                             =========      =========      =========      =========      =========
Ratios/Supplemental Data

Net assets, end of period (in millions) ..............         $     4        $     4         $    5         $    2        $     4
Ratio of expenses to average net assets** ............            1.28%          1.28%          1.23%          1.08%          1.08%
Ratio of net investment income to average
   net assets** ......................................           (0.67%)        (0.65%)        (0.78%)        (0.60%)        (0.70%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...            8.07%          8.38%         10.53%         14.87%          6.37%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...           (7.46%)        (7.75%)       (10.08%)      (14.39%)         (5.99%)
Portfolio turnover rate ..............................              29%            48%            44%           19%              5%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                               CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX                                             FOR THE
                                                                   MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                   SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                            2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................               $   11.64  $   12.42    $    6.74    $   11.37    $   10.00
                                                                     ---------  ---------    ---------    ---------    ---------
   Income from investment operations:
       Net investment loss ...........................                   (0.06)     (0.07)       (0.05)       (0.05)       (0.03)
       Net gain (loss) on securities
          (both realized and unrealized) .............                    1.42      (0.69)        5.73        (4.58)        1.40
                                                                     ---------  ---------    ---------    ---------    ---------
   Total from investment operations ..................                    1.36      (0.76)        5.68        (4.63)        1.37
                                                                     ---------  ---------    ---------    ---------    ---------
   Less distributions:
       Distributions from capital gains ..............                   (0.24)     (0.02)          --           --           --
                                                                     ---------  ---------    ---------    ---------    ---------
   Total distributions ...............................                   (0.24)     (0.02)          --           --           --
                                                                     ---------  ---------    ---------    ---------    ---------
Net asset value, end of period .......................                $   12.76  $  11.64    $   12.42    $    6.74    $   11.37
                                                                      =========  =========   =========    =========    =========
Total return* ........................................                    11.82%    (6.13%)      84.27%      (40.72%)      13.70%
                                                                      =========  =========   =========    =========    =========
Ratios/Supplemental Data

Net assets, end of period (in millions) ..............                $       1   $  0.95    $    0.26    $    0.03    $    0.02
Ratio of expenses to average net assets** ............                     1.53%     1.53%        1.50%        1.33%        1.33%
Ratio of net investment income to average
    net assets** .....................................                    (0.92%)   (0.86%)      (1.00%)      (0.84%)      (0.96%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...                     8.31%    11.70%       10.45%       15.72%        7.26%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...                    (7.70%)  (11.03%)      (9.96%)     (15.23%)      (6.89%)
Portfolio turnover rate ..............................                       29%       48%          44%          19%           5%

------------------------------------------------------------------------------------------------------------------------------------


                                                                                              CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX                                             FOR THE
                                                                   MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                                   SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                            2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................             $   11.34     $   12.19   $    6.67    $   11.33    $   10.00
                                                                   ---------     ---------   ---------    ---------    ---------
   Income from investment operations:
       Net investment loss ...........................                 (0.09)        (0.14)      (0.10)       (0.10)       (0.09)
       Net gain (loss) on securities
          (both realized and unrealized) .............                  1.38         (0.69)       5.62        (4.56)        1.42
                                                                   ---------     ---------   ---------    ---------    ---------
   Total from investment operations ..................                  1.29         (0.83)       5.52        (4.66)        1.33
                                                                   ---------     ---------   ---------    ---------    ---------
   Less distributions:
       Distributions from capital gains ..............                 (0.24)        (0.02)         --           --           --
                                                                   ---------     ---------   ---------    ---------    ---------
   Total distributions ...............................                 (0.24)        (0.02)         --           --           --
                                                                   ---------     ---------   ---------    ---------    ---------
Net asset value, end of period .......................             $   12.39     $   11.34   $   12.19    $    6.67    $   11.33
                                                                   =========     =========   =========    =========    =========
Total return* ........................................                 11.52%        (6.82%)     82.76%      (41.13%)      13.30%
                                                                   =========     =========   =========    =========    =========
Ratios/Supplemental Data

Net assets, end of period (in millions) ..............             $    0.43     $    0.35   $    0.09    $    0.01    $    0.01
Ratio of expenses to average net assets** ............                  2.28%         2.28%       2.26%        2.08%        2.08%
Ratio of net investment income to average
   net assets** ......................................                 (1.67%)       (1.63%)     (1.77%)      (1.60%)      (1.71%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...                  9.06%        11.76%      11.17%       15.89%        9.49%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...                 (8.45%)      (11.11%)    (10.68%)     (15.41%)      (9.12%)
Portfolio turnover rate ..............................                    29%           48%         44%          19%           5%

------------------------------------------------------------------------------------------------------------------------------------


  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


70 & 71

FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND (CONTINUED)

                                                                                               CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX                                             FOR THE
                                                              MONTHS ENDED     YEAR        YEAR         YEAR        PERIOD
                                                              SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                       2005       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                              (unaudited)     2005         2004        2003        2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............           $   11.34     $   12.19  $    6.67     $   11.33     $   10.00
                                                               ---------     ---------  ---------     ---------     ---------
   Income from investment operations:
       Net investment loss .........................               (0.09)        (0.16)     (0.04)        (0.12)        (0.09)
       Net gain (loss) on securities
          (both realized and unrealized) ...........                1.38         (0.67)      5.56         (4.54)         1.42
                                                               ---------     ---------  ---------     ---------     ---------
   Total from investment operations ................                1.29         (0.83)      5.52         (4.66)         1.33
                                                               ---------     ---------  ---------     ---------     ---------
   Less distributions:
       Distributions from capital gains ............               (0.24)        (0.02)        --            --            --
                                                               ---------     ---------  ---------     ---------     ---------
   Total distributions .............................               (0.24)        (0.02)        --            --            --
                                                               ---------     ---------  ---------     ---------     ---------
Net asset value, end of period .....................           $   12.39     $   11.34  $   12.19     $    6.67     $   11.33
                                                               =========     =========  =========     =========     =========
Total return* ......................................               11.52%         6.82%     82.76%       (41.13%)       13.30%
                                                               =========     =========  =========     =========     =========
Ratios/Supplemental Data

Net assets, end of period (in millions) ............           $    0.66     $    0.54  $    0.45     $    0.01     $    0.01
Ratio of expenses to average net assets** ..........                2.28%         2.28%      2.27%         2.08%         2.08%
Ratio of net investment loss to average
    net assets** ...................................               (1.68%)       (1.65%)    (1.69%)       (1.61%)       (1.71%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and
   waivers** .......................................                9.06%        10.91%     10.83%        15.75%         9.49%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and
   waivers** .......................................               (8.46%)      (10.28%)   (10.25%)      (15.28%)       (9.12%)
Portfolio turnover rate ............................                  29%           48%        44%           19%            5%

------------------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS R
------------------------------------------------------------------------------------------------------------------------------------

                                                                SIX                              FOR THE
                                                           MONTHS ENDED          YEAR            PERIOD
                                                           SEPTEMBER 30,         ENDED            ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    2005            MARCH 31,        MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)          2005             2004#
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............       $   11.58          $   12.39          $   12.30
                                                           ---------          ---------          ---------
   Income from investment operations:
       Net investment loss .........................           (0.07)             (0.14)             (0.02)
       Net gain (loss) on securities
          (both realized and unrealized) ...........            1.42              (0.65)              0.11
                                                           ---------          ---------          ---------
   Total from investment operations ................            1.35              (0.79)              0.09
                                                           ---------          ---------          ---------
   Less distributions:
       Distributions from capital gains ............           (0.24)             (0.02)                --
                                                           ---------          ---------          ---------
   Total distributions .............................           (0.24)             (0.02)                --
                                                           ---------          ---------          ---------
Net asset value, end of period .....................       $   12.69          $   11.58          $   12.39
                                                           =========          =========          =========
Total return* ......................................           11.80%             (6.39%)             0.73%
                                                           =========          =========          =========
Ratios/Supplemental Data

Net assets, end of period (in millions) ............       $    0.01          $    0.01          $    0.01
Ratio of expenses to average net assets** ..........            1.78%              1.78%              1.78%
Ratio of net investment loss to average net assets**           (1.16%)            (1.14%)            (1.12%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and
   waivers** .......................................             8.57%              9.56%              6.74%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and
   waivers** .......................................           (7.95%)           (8.92%)            (6.08%)
Portfolio turnover rate ............................              29%               48%                44%

------------------------------------------------------------------------------------------------------------------------------------

*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.
#    SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

FINANCIAL HIGHLIGHTS
SMALL CAP FUND

                                                                                             CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                SIX
                                                            MONTHS ENDED
                                                           SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    2005                      YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)        2005           2004           2003            2002
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................      $   15.68      $   15.18      $    8.29       $   12.62       $   10.00
                                                           ---------      ---------      ---------       ---------       ---------
   Income from investment operations:
       Net investment income loss ...................          (0.05)         (0.09)         (0.09)          (0.02)          (0.03)
       Net gain (loss) on securities
       (both realized and unrealized) ...............           0.89           0.60           7.03           (4.31)           2.65
                                                           ---------      ---------      ---------       ---------       ---------
   Total from investment operations .................           0.84           0.51           6.94           (4.33)           2.62
                                                           ---------      ---------      ---------       ---------       ---------
   Less distributions:
       Distributions from capital gains .............          (0.10)         (0.01)         (0.05)             --              --
                                                           ---------      ---------      ---------       ---------       ---------
   Total distributions ..............................          (0.10)         (0.01)         (0.05)             --              --
                                                           ---------      ---------      ---------       ---------       ---------
Net asset value, end of period ......................      $   16.42      $   15.68      $   15.18       $    8.29       $   12.62
                                                           =========      =========      =========       =========       =========
Total return* .......................................           5.33%          3.36%         83.80%         (34.31%)         26.20%
                                                           =========      =========      =========       =========       =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ............      $       8      $       7      $       7       $       3       $       4
Ratio of expenses to average net assets** ...........           1.28%          1.28%          1.23%           1.08%           1.08%
Ratio of net investment loss to average net
   assets** .........................................          (0.66%)        (0.55%)        (0.80%)         (0.59%)         (0.60%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..           1.36%          1.61%          4.31%           7.28%           6.06%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ..          (0.74%)        (0.88%)        (3.88%)         (6.79%)         (5.58%)
Portfolio turnover rate .............................             11%            26%            23%             26%              0%

------------------------------------------------------------------------------------------------------------------------------------


  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL CAP FUND (CONTINUED)

                                                                                               CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX                                              FOR THE
                                                                   MONTHS ENDED     YEAR        YEAR         YEAR         PERIOD
                                                                   SEPTEMBER 30,    ENDED       ENDED        ENDED         ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                            2005       MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   (unaudited)     2005         2004        2003         2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................             $    15.54     $    15.08    $    8.26    $   12.60    $   10.00
                                                                  ----------     ----------    ---------    ---------    ---------
   Income from investment operations:
       Net investment income loss ...................                  (0.07)         (0.07)       (0.05)       (0.08)       (0.02)
       Net gain (loss) on securities
          (both realized and unrealized) ............                   0.88           0.54         6.92        (4.26)        2.62
                                                                  ----------     ----------    ---------    ---------    ---------
   Total from investment operations .................                   0.81           0.47         6.87        (4.34)        2.60
                                                                  ----------     ----------    ---------    ---------    ---------
   Less distributions:
       Distributions from capital gains .............                  (0.10)         (0.01)       (0.05)         --           --
                                                                  ----------     ----------    ---------    ---------    ---------
   Total distributions ..............................                  (0.10)         (0.01)       (0.05)         --           --
                                                                  ----------     ----------    ---------    ---------    ---------
Net asset value, end of period ......................             $    16.25     $    15.54    $   15.08    $    8.26    $   12.60
                                                                  ==========     ==========    =========    =========    =========
Total return* .......................................                   5.19%          3.11%       83.26%      (34.44%)      26.00%
                                                                  ==========     ==========    =========    =========    =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ............             $      150     $      121    $      21   $        2    $    0.24
Ratio of expenses to average net assets** ...........                   1.53%          1.53%        1.51%        1.33%        1.33%
Ratio of net investment loss to average net
   assets** .........................................                  (0.92%)        (0.87%)      (1.07%)      (0.83%)      (0.93%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..                   1.62%          1.96%        4.24%        7.75%        6.85%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ..                  (1.01%)        (1.30%)      (3.80%)      (7.25%)      (6.45%)
Portfolio turnover rate .............................                     11%            26%          23%          26%           0%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                              CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX                                                 FOR THE
                                                               MONTHS ENDED      YEAR         YEAR         YEAR          PERIOD
                                                               SEPTEMBER 30,     ENDED        ENDED        ENDED          ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        2005        MARCH 31,     MARCH 31,    MARCH 31,      MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                               (unaudited)      2005          2004        2003          2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................          $   15.15      $   14.82     $    8.17    $   12.56     $   10.00
                                                               ---------      ---------     ---------    ---------     ---------
   Income from investment operations:
       Net investment income loss ...................              (0.13)         (0.15)        (0.15)       (0.12)        (0.03)
       Net gain (loss) on securities
          (both realized and unrealized) ............               0.86           0.49          6.85        (4.27)         2.59
                                                               ---------      ---------     ---------    ---------     ---------
   Total from investment operations .................               0.73           0.34          6.70        (4.39)         2.56
                                                               ---------      ---------     ---------    ---------     ---------
   Less distributions:
       Distributions from capital gains .............              (0.10)         (0.01)        (0.05)          --            --
                                                               ---------      ---------     ---------    ---------     ---------
   Total distributions ..............................              (0.10)         (0.01)        (0.05)          --            --
                                                               ---------      ---------     ---------    ---------     ---------
Net asset value, end of period ......................          $   15.78      $   15.15     $   14.82    $    8.17     $   12.56
                                                               =========      =========     =========    =========     =========
Total return* .......................................               4.79%          2.29%        82.09%      (34.95%)       25.60%
                                                               =========      =========     =========    =========     =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ............          $       3      $       3     $    0.74    $    0.18     $    0.05
Ratio of expenses to average net assets** ...........               2.28%          2.28%         2.25%        2.08%         2.08%
Ratio of net investment loss to average net
   assets** .........................................              (1.67%)        (1.62%)       (1.81%)      (1.58%)       (1.60%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..               2.36%          2.65%         5.11%        8.44%         9.19%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ..              (1.75%)        (1.99%)       (4.67%)      (7.94%)       (8.71%)
Portfolio turnover rate .............................                 11%            26%           23%          26%            0%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                               CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX                                                    FOR THE
                                                              MONTHS ENDED        YEAR         YEAR           YEAR         PERIOD
                                                              SEPTEMBER 30,       ENDED        ENDED          ENDED         ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                       2005          MARCH 31,     MARCH 31,      MARCH 31,     MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                              (unaudited)        2005          2004          2003         2002***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................          $   15.15      $   14.82      $    8.17     $   12.56     $   10.00
                                                               ---------      ---------      ---------     ---------     ---------
   Income from investment operations:
       Net investment income loss ...................              (0.13)         (0.15)         (0.13)        (0.12)        (0.01)
       Net gain (loss) on securities
          (both realized and unrealized) ............               0.87           0.49           6.83         (4.27)         2.57
                                                               ---------      ---------      ---------     ---------     ---------
   Total from investment operations .................               0.74           0.34           6.70         (4.39)         2.56
                                                               ---------      ---------      ---------     ---------     ---------
   Less distributions:
       Distributions from capital gains .............              (0.10)         (0.01)         (0.05)           --            --
                                                               ---------      ---------      ---------     ---------     ---------
   Total distributions ..............................              (0.10)         (0.01)         (0.05)           --            --
                                                               ---------      ---------      ---------     ---------     ---------
Net asset value, end of period ......................          $   15.79      $   15.15      $   14.82     $    8.17     $   12.56
                                                               =========      =========      =========     =========     =========
Total return* .......................................               4.86%          2.29%         82.09%       (34.95%)       25.60%
                                                               =========      =========      =========     =========     =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ............          $      19      $      17      $       5     $    0.32     $    0.16
Ratio of expenses to average net assets** ...........               2.28%          2.28%          2.26%         2.08%         2.08%
Ratio of net investment loss to average net assets**               (1.67%)        (1.62%)        (1.83%)       (1.58%)       (1.70%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..               2.36%          2.67%          4.95%         8.35%         9.62%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ..              (1.75%)        (2.01%)        (4.52%)       (7.85%)       (9.24%)
Portfolio turnover rate .............................                 11%            26%            23%           26%            0%

------------------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS R
------------------------------------------------------------------------------------------------------------------------------------

                                                                SIX                              FOR THE
                                                           MONTHS ENDED          YEAR            PERIOD
                                                           SEPTEMBER 30,         ENDED            ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    2005            MARCH 31,        MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)          2005             2004#
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................        $   15.48        $   15.06        $   14.68
                                                             ---------        ---------        ---------
   Income from investment operations:
       Net investment income loss ...................            (0.09)           (0.16)           (0.02)
       Net gain (loss) on securities
          (both realized and unrealized) ............             0.88             0.59             0.40
                                                             ---------        ---------        ---------
   Total from investment operations .................             0.79             0.43             0.38
                                                             ---------        ---------        ---------
   Less distributions:
       Distributions from capital gains .............            (0.10)           (0.01)              --
                                                             ---------        ---------        ---------
   Total distributions ..............................            (0.10)           (0.01)              --
                                                             ---------        ---------        ---------
Net asset value, end of period ......................        $   16.17        $   15.48        $   15.06
                                                             =========        =========        =========
Total return* .......................................             5.08%            2.85%            2.59%
                                                             =========        =========        =========
Ratios/Supplemental Data

Net assets, end of period (in millions)  ............        $    0.01        $    0.01        $    0.01
Ratio of expenses to average net assets** ...........             1.78%            1.78%            1.78%
Ratio of net investment loss to average net
   assets** .........................................            (1.16%)          (1.06%)          (1.40%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..             1.86%            2.10%            3.13%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ..            (1.24%)          (1.38%)          (2.75%)
Portfolio turnover rate .............................               11%              26%              23%

------------------------------------------------------------------------------------------------------------------------------------


  * TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.
  # SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.


74 & 75

FINANCIAL HIGHLIGHTS
MID CAP FUND

                                                                                               CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX
                                                            MONTHS ENDED          YEAR                YEAR              YEAR
                                                            SEPTEMBER 30,        ENDED               ENDED             ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                     2005            MARCH 31,           MARCH 31,        MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)           2005               2004               2003***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............          $   12.96         $   12.80         $    7.77         $   10.00
                                                              ---------         ---------         ---------         ---------
   Income from investment operations:
       Net investment loss .........................              (0.03)            (0.09)            (0.07)            (0.04)
       Net gain (loss) on securities
          (both realized and unrealized) ...........               1.34              0.39              5.10             (2.19)
                                                              ---------         ---------         ---------         ---------
   Total from investment operations ................               1.31              0.30              5.03             (2.23)
                                                              ---------         ---------         ---------         ---------
   Less distributions:
       Distributions from capital gains ............              (0.01)            (0.14)            --                --
                                                              ---------         ---------         ---------         ---------
   Total distributions .............................              (0.01)            (0.14)            --                --
                                                              ---------         ---------         ---------         ---------
Net asset value, end of period .....................          $   14.26         $   12.96         $   12.80         $    7.77
                                                              =========         =========         =========         =========
Total return* ......................................              10.13%             2.31%            64.74%           (22.30%)
                                                              =========         =========         =========         =========
Ratios/Supplemental Data

Net assets, end of period (in millions) ............          $       3         $       3         $       3         $       1
Ratio of expenses to average net assets** ..........               1.28%             1.28%             1.23%             1.08%
Ratio of net investment loss to average net
   assets** ........................................              (0.51%)           (0.66%)           (0.74%)           (0.56%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .               4.12%             6.66%            17.78%            27.90%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** .              (3.35%)           (6.04%)          (17.29%)          (27.38%)
Portfolio turnover rate ............................                 10%               18%               22%               11%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                               CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX
                                                            MONTHS ENDED          YEAR                YEAR              YEAR
                                                            SEPTEMBER 30,        ENDED               ENDED             ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                     2005            MARCH 31,           MARCH 31,         MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)           2005               2004               2003***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............         $   12.87        $   12.74           $    7.75           $   10.00
                                                             ---------        ---------           ---------           ---------
   Income from investment operations:
       Net investment loss .........................             (0.04)           (0.06)              (0.04)              (0.03)
       Net gain (loss) on securities
          (both realized and unrealized) ...........              1.33             0.33                5.03               (2.22)
                                                             ---------        ---------           ---------           ---------
   Total from investment operations ................              1.29             0.27                4.99               (2.25)
                                                             ---------        ---------           ---------           ---------
   Less distributions:
       Distributions from capital gains ............             (0.01)           (0.14)                 --                  --
                                                             ---------        ---------           ---------           ---------
   Total distributions .............................             (0.01)           (0.14)                 --                  --
                                                             ---------        ---------           ---------           ---------
Net asset value, end of period .....................         $   14.15        $   12.87           $   12.74           $    7.75
                                                             =========        =========           =========           =========
Total return* ......................................             10.04%            2.08%              64.39%             (22.50%)
                                                             =========        =========           =========           =========
Ratios/Supplemental Data

Net assets, end of period (in millions) ............         $       7        $       4           $       1           $    0.08
Ratio of expenses to average net assets** ..........              1.53%            1.53%               1.51%               1.33%
Ratio of net investment loss to average net
   assets** ........................................             (0.75%)          (0.88%)             (1.02%)             (0.83%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .              4.36%            8.69%              16.36%              29.57%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** .             (3.58%)          (8.04%)            (15.87%)            (29.07%)
Portfolio turnover rate ............................                10%              18%                 22%                 11%

------------------------------------------------------------------------------------------------------------------------------------


                                                                                          CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX
                                                            MONTHS ENDED          YEAR                YEAR              YEAR
                                                            SEPTEMBER 30,        ENDED               ENDED             ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                     2005            MARCH 31,           MARCH 31,         MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)           2005               2004               2003***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............          $   12.58         $   12.55         $    7.69         $   10.00
                                                              ---------         ---------         ---------         ---------
   Income from investment operations:
       Net investment loss .........................              (0.07)            (0.15)            (0.11)            (0.12)
       Net gain (loss) on securities
          (both realized and unrealized) ...........               1.28              0.32              4.97             (2.19)
                                                              ---------         ---------         ---------         ---------
   Total from investment operations ................               1.21              0.17              4.86             (2.31)
                                                              ---------         ---------         ---------         ---------
   Less distributions:
       Distributions from capital gains ............              (0.01)            (0.14)               --                --
                                                              ---------         ---------         ---------         ---------
   Total distributions .............................              (0.01)            (0.14)               --                --
                                                              ---------         ---------         ---------         ---------
Net asset value, end of period .....................          $   13.78         $   12.58         $   12.55         $    7.69
                                                              =========         =========         =========         =========
Total return* ......................................               9.64%             1.31%            63.20%           (23.10%)
                                                              =========         =========         =========         =========
Ratios/Supplemental Data

Net assets, end of period (in millions) ............          $    0.20         $    0.09         $    0.05         $    0.01
Ratio of expenses to average net assets** ..........               2.28%             2.28%             2.26%             2.08%
Ratio of net investment loss to average net
   assets**                                                       (1.47%)           (1.65%)           (1.77%)           (1.56%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .               5.10%             8.61%            17.78%            28.71%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** .               4.29%            (7.98%)          (17.29%)          (28.19%)
Portfolio turnover rate ............................                 10%               18%               22%               11%

------------------------------------------------------------------------------------------------------------------------------------


                                                                                               CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX
                                                            MONTHS ENDED          YEAR                YEAR              YEAR
                                                            SEPTEMBER 30,        ENDED               ENDED             ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                     2005            MARCH 31,           MARCH 31,         MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)           2005               2004               2003***
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............       $   12.58          $   12.55          $    7.69          $   10.00
                                                           ---------          ---------          ---------          ---------
   Income from investment operations:
       Net investment loss .........................           (0.09)             (0.08)             (0.05)             (0.09)
       Net gain (loss) on securities
          (both realized and unrealized) ...........            1.30               0.25               4.91              (2.22)
                                                           ---------          ---------          ---------          ---------
   Total from investment operations ................            1.21               0.17               4.86              (2.31)
                                                           ---------          ---------          ---------          ---------
   Less distributions:
       Distributions from capital gains ............           (0.01)             (0.14)                --                 --
                                                           ---------          ---------          ---------          ---------
   Total distributions .............................           (0.01)             (0.14)                --                 --
                                                           ---------          ---------          ---------          ---------
Net asset value, end of period .....................       $   13.78          $   12.58          $   12.55          $    7.69
                                                           =========          =========          =========          =========
Total return* ......................................            9.64%              1.31%             63.20%            (23.10%)
                                                           =========          =========          =========          =========
Ratios/Supplemental Data

Net assets, end of period (in millions) ............       $       5          $       4          $    0.5           $    0.02
Ratio of expenses to average net assets** ..........            2.28%              2.28%              2.27%              2.08%
Ratio of net investment loss to average net
   assets** ........................................           (1.51%)            (1.62%)            (1.77%)            (1.56%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .            5.12%             11.14%             16.60%             29.53%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** .           (4.35%)           (10.48%)           (16.10%)           (29.01%)
Portfolio turnover rate ............................              10%                18%                22%                11%

------------------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS R
------------------------------------------------------------------------------------------------------------------------------------

                                                                SIX                              FOR THE
                                                           MONTHS ENDED          YEAR            PERIOD
                                                           SEPTEMBER 30,         ENDED            ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    2005            MARCH 31,        MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)          2005             2004#
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............         $   12.81        $   12.72        $   12.30
                                                             ---------        ---------        ---------
   Income from investment operations:
       Net investment loss .........................             (0.07)           (0.14)           (0.02)
       Net gain (loss) on securities
          (both realized and unrealized) ...........              1.34             0.37             0.44
                                                             ---------        ---------        ---------
   Total from investment operations ................              1.27             0.23             0.42
                                                             ---------        ---------        ---------
   Less distributions:
       Distributions from capital gains ............             (0.01)           (0.14)             --
                                                             ---------        ---------        ---------
   Total distributions .............................             (0.01)           (0.14)             --
                                                             ---------        ---------        ---------
Net asset value, end of period .....................         $   14.07        $   12.81        $   12.72
                                                             =========        =========        =========
Total return* ......................................              9.94%            1.77%            3.42%
                                                             =========        =========        =========
Ratios/Supplemental Data

Net assets, end of period (in millions) ............         $    0.01        $    0.01        $    0.01
Ratio of expenses to average net assets** ..........              1.78%            1.78%            1.78%
Ratio of net investment loss to average net
   assets** ........................................             (1.02%)          (1.15%)          (1.25%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and
   waivers** .......................................              4.63%            7.26%            8.07%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and
   waivers** .......................................             (3.87%)          (6.63%)          (7.54%)
Portfolio turnover rate ............................                10%              18%              22%

------------------------------------------------------------------------------------------------------------------------------------


*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  SALES OF CLASS A,B,C & I SHARES BEGAN MAY 1, 2002.
#    SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

76 & 77

AFBA 5STAR
ADDITIONAL INFORMATION FOR SHAREHOLDERS

--------------------------------------------------------------------------------


PROXY VOTING POLICY AND VOTING RECORD
A description of the Funds' proxy voting policies and procedures is available without charge by request by calling 1-800-243-9865 or on the SEC website www.sec.gov.

In addition, each Funds' complete proxy voting record for the twelve-month period ended June 30, 2005 is available without charge by request by calling 1-800-243-9865 or on the SEC website www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (first and third quarter) and on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-CSR and Form N-Q are available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q and Form N-CSR are available, without charge, upon request, by calling toll free 1-800-243-9865.

QUALIFIED DIVIDEND INCOME (UNAUDITED):
Under the Jobs and Growth Tax Relief Reconciliation of Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2005 are designated as "qualified dividend income", as defined in the Act, and are subject to reduced tax rates in 2005:

                                 QUALIFIED DIVIDEND
FUND                                 PERCENTAGE
--------------------------------------------------------------------------------

Balanced                                 42%
Large Cap                               100%
High Yield                               10%
USA Global                              100%
Mid Cap                                  71%


DIVIDENDS RECEIVED DEDUCTION (UNAUDITED)

The percentage of dividends from net investment income declared in the fiscal year ended March 31, 2005 which qualify for the corporate dividends received deduction is as follows:

                                  DIVIDENDS RECEIVED
FUND                                   DEDUCTION
------------------------------------------------------------------

Balanced                                   42%
Large Cap                                 100%
High Yield                                 10%
USA Global                                100%
Mid Cap                                    71%


78
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80

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                                                                              81

AFBA 5STAR FUND, INC.

AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR HIGH YIELD FUND
AFBA 5STAR USA GLOBAL FUND
AFBA 5STAR SCIENCE&
       TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND
AFBA 5STAR MID CAP FUND


[LOGO OMITTED]


AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
909 N. Washington Street
Alexandria, VA  22314
1-800-243-9865
www.afba.com


SHAREHOLDER INQUIRIES 1-888-578-2733

BB10432                                                   9/05        AR12SAR-05

Item 2. Code of Ethics.

Not applicable.



Item 3. Audit Committee Financial Expert.

Not applicable.



Item 4. Principal Accountant Fees and Services.

Not applicable.



Item 5. Audit Committee of Listed registrants.

Not applicable.



Item 6. Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.



Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.


Item 10. Submission of Matters to a Vote of Security Holders.


Not applicable.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant's service provider.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AFBA 5Star Fund, Inc.

By (Signature and Title)   /s/ John A. Johnson
                        --------------------------------------------------------
                          John A. Johnson, President and Chief Executive Officer (principal executive officer)

Date              November 23, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ John A. Johnson
                        --------------------------------------------------------
                          John A. Johnson, President and Chief Executive Officer (principal executive officer)

Date              November 23, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)   /s/ Kimberley E. Wooding
                        --------------------------------------------------------
                           Kimberley E. Wooding, Chief Financial Officer
                           (principal financial officer)

Date              November 23, 2005
    ---------------------------------------------------------------------------